UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08326
MFS VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Growth Series
MFS® Variable Insurance Trust
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Series for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$83	0.72%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Growth Series (fund) provided a total return of 31.47%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 33.36%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within both the health care and industrials sectors benefited relative performance.
    The combination of an overweight allocation and stock selection within the communication services sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Security selection within the information technology sector detracted from relative performance.
    The combination of an overweight allocation and stock selection within the materials sector also hindered relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	31.47%	14.74%	15.11%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell 1000® Growth Index +∆	33.36%	18.96%	16.78%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	2,163,241,239	Total Management Fee ($)#:	14,184,933
Total Number of Holdings:	69	Portfolio Turnover Rate (%):	33
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	39.6%
Communication Services	15.2%
Consumer Discretionary	13.3%
Financials	11.6%
Industrials	7.5%
Health Care	6.8%
Materials	2.0%
Consumer Staples	1.4%
Utilities	0.8%
Energy	0.8%
Real Estate	0.5%
Top ten holdings
Microsoft Corp.	11.5%
NVIDIA Corp.	8.3%
Amazon.com, Inc.	7.5%
Meta Platforms, Inc., "A"	6.2%
Apple, Inc.	5.9%
Alphabet, Inc., "A"	5.7%
Tesla, Inc.	3.4%
Mastercard, Inc., "A"	3.3%
KKR & Co., Inc.	1.9%
Visa, Inc., "A"	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VEGIC-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Growth Series
MFS® Variable Insurance Trust
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Series for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$112	0.97%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Growth Series (fund) provided a total return of 31.15%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 33.36%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within both the health care and industrials sectors benefited relative performance.
    The combination of an overweight allocation and stock selection within the communication services sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Security selection within the information technology sector detracted from relative performance.
    The combination of an overweight allocation and stock selection within the materials sector also hindered relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	31.15%	14.46%	14.82%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell 1000® Growth Index +∆	33.36%	18.96%	16.78%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	2,163,241,239	Total Management Fee ($)#:	14,184,933
Total Number of Holdings:	69	Portfolio Turnover Rate (%):	33
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	39.6%
Communication Services	15.2%
Consumer Discretionary	13.3%
Financials	11.6%
Industrials	7.5%
Health Care	6.8%
Materials	2.0%
Consumer Staples	1.4%
Utilities	0.8%
Energy	0.8%
Real Estate	0.5%
Top ten holdings
Microsoft Corp.	11.5%
NVIDIA Corp.	8.3%
Amazon.com, Inc.	7.5%
Meta Platforms, Inc., "A"	6.2%
Apple, Inc.	5.9%
Alphabet, Inc., "A"	5.7%
Tesla, Inc.	3.4%
Mastercard, Inc., "A"	3.3%
KKR & Co., Inc.	1.9%
Visa, Inc., "A"	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VEGSC-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Total Return Bond Series
MFS® Variable Insurance Trust
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Bond Series for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$54	0.53%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Total Return Bond Series (fund) provided a total return of 2.55%, at net asset value. This compares with a return of 1.25% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's exposure to the collateralized mortgage obligations (CMO) sector, for which the benchmark has no exposure, benefited relative performance.
    The fund's overweight allocation and bond selection within the both financial institutions and industrials sectors, particularly in BBB- and A-rated bonds, also supported relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Bond selection across the mortgage-backed securities (MBS) agency fixed rate sector, primarily AA-rated bonds, held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	2.55%	0.39%	1.89%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	1.25%	(0.33)%	1.35%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	1,518,018,454	Average Effective Maturity (yrs):	7.2
Total Number of Holdings:	779	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	7,427,804
Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.5%
Composition including fixed income credit quality
AAA	10.7%
AA	4.6%
A	9.7%
BBB	25.2%
BB	5.0%
B	1.4%
U.S. Government	20.1%
Federal Agencies	20.4%
Not Rated	0.4%
Money Market Funds	2.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VFBIC-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Total Return Bond Series
MFS® Variable Insurance Trust
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Bond Series for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$79	0.78%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Total Return Bond Series (fund) provided a total return of 2.33%, at net asset value. This compares with a return of 1.25% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's exposure to the collateralized mortgage obligations (CMO) sector, for which the benchmark has no exposure, benefited relative performance.
    The fund's overweight allocation and bond selection within the both financial institutions and industrials sectors, particularly in BBB- and A-rated bonds, also supported relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Bond selection across the mortgage-backed securities (MBS) agency fixed rate sector, primarily AA-rated bonds, held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	2.33%	0.14%	1.64%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	1.25%	(0.33)%	1.35%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	1,518,018,454	Average Effective Maturity (yrs):	7.2
Total Number of Holdings:	779	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	7,427,804
Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.5%
Composition including fixed income credit quality
AAA	10.7%
AA	4.6%
A	9.7%
BBB	25.2%
BB	5.0%
B	1.4%
U.S. Government	20.1%
Federal Agencies	20.4%
Not Rated	0.4%
Money Market Funds	2.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VFBSC-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Research Series
MFS® Variable Insurance Trust
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research Series for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$84	0.77%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Research Series (fund) provided a total return of 18.87%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the health care sector benefited relative performance.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the technology, capital goods, and consumer cyclicals sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	18.87%	11.88%	11.66%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	767,051,095	Total Management Fee ($)#:	5,629,461
Total Number of Holdings:	108	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Global equity sectors
Technology	39.6%
Financial Services	13.2%
Capital Goods	12.4%
Consumer Cyclicals	12.4%
Health Care	10.7%
Energy	5.7%
Consumer Staples	3.6%
Telecommunications and Cable Television	1.7%
Top ten holdings
Microsoft Corp.	7.6%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	5.2%
Alphabet, Inc., "A"	4.3%
Apple, Inc.	4.2%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	3.1%
JPMorgan Chase & Co.	2.3%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on April 30, 2025 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Initial Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total operating expenses do not exceed 0.76% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until April 30, 2026.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VFRIC-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Research Series
MFS® Variable Insurance Trust
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research Series for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	1.02%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Research Series (fund) provided a total return of 18.56%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the health care sector benefited relative performance.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the technology, capital goods, and consumer cyclicals sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	18.56%	11.60%	11.38%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	767,051,095	Total Management Fee ($)#:	5,629,461
Total Number of Holdings:	108	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Global equity sectors
Technology	39.6%
Financial Services	13.2%
Capital Goods	12.4%
Consumer Cyclicals	12.4%
Health Care	10.7%
Energy	5.7%
Consumer Staples	3.6%
Telecommunications and Cable Television	1.7%
Top ten holdings
Microsoft Corp.	7.6%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	5.2%
Alphabet, Inc., "A"	4.3%
Apple, Inc.	4.2%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	3.1%
JPMorgan Chase & Co.	2.3%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on April 30, 2025 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Service Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total operating expenses do not exceed 1.01% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until April 30, 2026.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VFRSC-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Global Equity Series
MFS® Variable Insurance Trust
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Equity Series for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$95	0.92%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Global Equity Series (fund) provided a total return of 5.58%, at net asset value. This compares with a return of 18.67% for the fund’s benchmark, the MSCI World Index (net div).
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MSCI World Index:
    The fund's avoidance of all stocks within both the energy and real estate sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Security selection and an underweight position in the information technology sector detracted from relative performance.
    Security selection within the consumer staples, communication services, and consumer discretionary sectors also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	5.58%	5.66%	7.38%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	18.67%	11.17%	9.95%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	46,577,652	Total Management Fee ($)#:	444,525
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
Visa, Inc., "A"	3.3%
Microsoft Corp.	2.6%
Alphabet, Inc., "A"	2.6%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Willis Towers Watson PLC	2.3%
Medtronic PLC	2.3%
Honeywell International, Inc.	2.2%
Thermo Fisher Scientific, Inc.	2.2%
LVMH Moet Hennessy Louis Vuitton SE	1.9%
Issuer country weightings
United States	55.1%
France	10.8%
United Kingdom	9.3%
Switzerland	7.4%
Spain	3.3%
Germany	3.1%
Canada	2.9%
Japan	2.5%
Netherlands	1.9%
Other Countries	3.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VGEIC-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Equity Series
MFS® Variable Insurance Trust
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Equity Series for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$120	1.17%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Global Equity Series (fund) provided a total return of 5.36%, at net asset value. This compares with a return of 18.67% for the fund’s benchmark, the MSCI World Index (net div).
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MSCI World Index:
    The fund's avoidance of all stocks within both the energy and real estate sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Security selection and an underweight position in the information technology sector detracted from relative performance.
    Security selection within the consumer staples, communication services, and consumer discretionary sectors also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	5.36%	5.40%	7.11%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	18.67%	11.17%	9.95%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	46,577,652	Total Management Fee ($)#:	444,525
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
Visa, Inc., "A"	3.3%
Microsoft Corp.	2.6%
Alphabet, Inc., "A"	2.6%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Willis Towers Watson PLC	2.3%
Medtronic PLC	2.3%
Honeywell International, Inc.	2.2%
Thermo Fisher Scientific, Inc.	2.2%
LVMH Moet Hennessy Louis Vuitton SE	1.9%
Issuer country weightings
United States	55.1%
France	10.8%
United Kingdom	9.3%
Switzerland	7.4%
Spain	3.3%
Germany	3.1%
Canada	2.9%
Japan	2.5%
Netherlands	1.9%
Other Countries	3.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VGESC-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Investors Trust Series
MFS® Variable Insurance Trust
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Investors Trust Series for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$83	0.76%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Investors Trust Series (fund) provided a total return of 19.52%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials sector benefited relative performance.
    Stock selection and an overweight position in the financials sector also supported relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within both the information technology and communication services sectors held back relative returns.
    Stock selection and an overweight position in the consumer staples sector further dampened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	19.52%	11.39%	11.09%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	817,821,120	Total Management Fee ($)#:	6,051,319
Total Number of Holdings:	65	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	28.3%
Financials	18.2%
Industrials	11.6%
Health Care	10.3%
Consumer Discretionary	7.5%
Communication Services	7.2%
Consumer Staples	7.1%
Utilities	3.4%
Energy	3.2%
Real Estate	1.5%
Materials	1.3%
Top ten holdings
Microsoft Corp.	8.2%
Alphabet, Inc., "A"	5.6%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	5.4%
Apple, Inc.	4.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Fiserv, Inc.	2.2%
ConocoPhillips	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on April 30, 2025 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Initial Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.74% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until April 30, 2026.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VGIIC-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Investors Trust Series
MFS® Variable Insurance Trust
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Investors Trust Series for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	1.01%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Investors Trust Series (fund) provided a total return of 19.22%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials sector benefited relative performance.
    Stock selection and an overweight position in the financials sector also supported relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within both the information technology and communication services sectors held back relative returns.
    Stock selection and an overweight position in the consumer staples sector further dampened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	19.22%	11.12%	10.81%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	817,821,120	Total Management Fee ($)#:	6,051,319
Total Number of Holdings:	65	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	28.3%
Financials	18.2%
Industrials	11.6%
Health Care	10.3%
Consumer Discretionary	7.5%
Communication Services	7.2%
Consumer Staples	7.1%
Utilities	3.4%
Energy	3.2%
Real Estate	1.5%
Materials	1.3%
Top ten holdings
Microsoft Corp.	8.2%
Alphabet, Inc., "A"	5.6%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	5.4%
Apple, Inc.	4.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Fiserv, Inc.	2.2%
ConocoPhillips	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on April 30, 2025 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Service Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.99% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until April 30, 2026.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VGISC-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Value Series
MFS® Variable Insurance Trust
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Series for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$73	0.69%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Value Series (fund) provided a total return of 11.61%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 14.37%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell 1000® Value Index:
    The combination of security selection and an overweight allocation to the financials sector contributed to relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Security selection within both the consumer staples and industrials sectors detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	11.61%	8.03%	8.63%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell 1000® Value Index +∆	14.37%	8.68%	8.49%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	2,512,495,172	Total Management Fee ($)#:	17,237,897
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	29.7%
Industrials	17.0%
Health Care	14.2%
Utilities	9.1%
Information Technology	7.9%
Consumer Staples	7.7%
Energy	6.1%
Consumer Discretionary	3.6%
Materials	2.2%
Real Estate	1.9%
Communication Services	0.2%
Top ten holdings
JPMorgan Chase & Co.	4.9%
Progressive Corp.	3.8%
Cigna Group	2.8%
McKesson Corp.	2.7%
Aon PLC	2.6%
American Express Co.	2.6%
Marsh & McLennan Cos., Inc.	2.4%
Morgan Stanley	2.3%
Boeing Co.	2.2%
ConocoPhillips	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VLUIC-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Value Series
MFS® Variable Insurance Trust
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Series for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$99	0.94%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Value Series (fund) provided a total return of 11.35%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 14.37%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell 1000® Value Index:
    The combination of security selection and an overweight allocation to the financials sector contributed to relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Security selection within both the consumer staples and industrials sectors detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	11.35%	7.76%	8.36%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell 1000® Value Index +∆	14.37%	8.68%	8.49%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
If the 1-year return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 11.30%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	2,512,495,172	Total Management Fee ($)#:	17,237,897
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	29.7%
Industrials	17.0%
Health Care	14.2%
Utilities	9.1%
Information Technology	7.9%
Consumer Staples	7.7%
Energy	6.1%
Consumer Discretionary	3.6%
Materials	2.2%
Real Estate	1.9%
Communication Services	0.2%
Top ten holdings
JPMorgan Chase & Co.	4.9%
Progressive Corp.	3.8%
Cigna Group	2.8%
McKesson Corp.	2.7%
Aon PLC	2.6%
American Express Co.	2.6%
Marsh & McLennan Cos., Inc.	2.4%
Morgan Stanley	2.3%
Boeing Co.	2.2%
ConocoPhillips	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VLUSC-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Mid Cap Growth Series
MFS® Variable Insurance Trust
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Series for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$86	0.80%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Mid Cap Growth Series (fund) provided a total return of 14.72%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 22.10%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Security selection within the industrials sector contributed to relative performance.
    A combination of stock selection and an overweight allocation to the communication services sector also benefited relative returns.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Security selection and an underweight position in the information technology sector weakened relative performance.
    Stock selection within both the consumer discretionary and financials sectors also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	14.72%	9.10%	11.70%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell Midcap® Growth Index +∆	22.10%	11.47%	11.54%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	356,460,356	Total Management Fee ($)#:	2,626,323
Total Number of Holdings:	96	Portfolio Turnover Rate (%):	44
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Industrials	24.3%
Information Technology	20.8%
Financials	14.9%
Consumer Discretionary	11.3%
Health Care	10.5%
Communication Services	8.1%
Energy	3.2%
Real Estate	2.0%
Materials	1.6%
Utilities	1.5%
Consumer Staples	1.1%
Top ten holdings
Howmet Aerospace, Inc.	3.2%
Spotify Technology S.A.	2.8%
Take-Two Interactive Software, Inc.	2.6%
Guidewire Software, Inc.	2.3%
Verisk Analytics, Inc., "A"	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.1%
Wabtec Corp.	2.1%
MSCI, Inc.	1.9%
LPL Financial Holdings, Inc.	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VMGIC-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Mid Cap Growth Series
MFS® Variable Insurance Trust
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Series for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$113	1.05%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Mid Cap Growth Series (fund) provided a total return of 14.44%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 22.10%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Security selection within the industrials sector contributed to relative performance.
    A combination of stock selection and an overweight allocation to the communication services sector also benefited relative returns.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Security selection and an underweight position in the information technology sector weakened relative performance.
    Stock selection within both the consumer discretionary and financials sectors also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	14.44%	8.85%	11.43%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell Midcap® Growth Index +∆	22.10%	11.47%	11.54%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	356,460,356	Total Management Fee ($)#:	2,626,323
Total Number of Holdings:	96	Portfolio Turnover Rate (%):	44
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Industrials	24.3%
Information Technology	20.8%
Financials	14.9%
Consumer Discretionary	11.3%
Health Care	10.5%
Communication Services	8.1%
Energy	3.2%
Real Estate	2.0%
Materials	1.6%
Utilities	1.5%
Consumer Staples	1.1%
Top ten holdings
Howmet Aerospace, Inc.	3.2%
Spotify Technology S.A.	2.8%
Take-Two Interactive Software, Inc.	2.6%
Guidewire Software, Inc.	2.3%
Verisk Analytics, Inc., "A"	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.1%
Wabtec Corp.	2.1%
MSCI, Inc.	1.9%
LPL Financial Holdings, Inc.	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VMGSC-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® New Discovery Series
MFS® Variable Insurance Trust
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Series for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$90	0.87%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS New Discovery Series (fund) provided a total return of 6.72%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 15.15%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Security selection within the energy sector benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Security selection within the information technology, consumer discretionary, health care, and consumer staples sectors weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	6.72%	4.96%	9.19%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell 2000® Growth Index +∆	15.15%	6.86%	8.09%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	713,518,584	Total Management Fee ($)#:	6,330,541
Total Number of Holdings:	113	Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	95.4%
Money Market Funds	4.6%
Equity sectors
Health Care	23.9%
Industrials	19.7%
Information Technology	19.5%
Consumer Discretionary	10.0%
Financials	7.1%
Energy	6.3%
Consumer Staples	3.1%
Real Estate	3.0%
Materials	2.4%
Communication Services	0.4%
Top ten holdings
U.S. Foods Holding Corp.	2.2%
Crane Co.	1.9%
SentinelOne, Inc., "A"	1.8%
Guidewire Software, Inc.	1.8%
RB Global, Inc.	1.7%
Genius Sports Ltd.	1.6%
TopBuild Corp.	1.5%
Flowserve Corp.	1.5%
nVent Electric PLC	1.5%
GFL Environmental, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VNDIC-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® New Discovery Series
MFS® Variable Insurance Trust
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Series for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$116	1.12%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS New Discovery Series (fund) provided a total return of 6.44%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 15.15%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Security selection within the energy sector benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Security selection within the information technology, consumer discretionary, health care, and consumer staples sectors weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	6.44%	4.71%	8.92%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell 2000® Growth Index +∆	15.15%	6.86%	8.09%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	713,518,584	Total Management Fee ($)#:	6,330,541
Total Number of Holdings:	113	Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	95.4%
Money Market Funds	4.6%
Equity sectors
Health Care	23.9%
Industrials	19.7%
Information Technology	19.5%
Consumer Discretionary	10.0%
Financials	7.1%
Energy	6.3%
Consumer Staples	3.1%
Real Estate	3.0%
Materials	2.4%
Communication Services	0.4%
Top ten holdings
U.S. Foods Holding Corp.	2.2%
Crane Co.	1.9%
SentinelOne, Inc., "A"	1.8%
Guidewire Software, Inc.	1.8%
RB Global, Inc.	1.7%
Genius Sports Ltd.	1.6%
TopBuild Corp.	1.5%
Flowserve Corp.	1.5%
nVent Electric PLC	1.5%
GFL Environmental, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VNDSC-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Total Return Series
MFS® Variable Insurance Trust
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Series for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$63	0.61%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Total Return Series (fund) provided a total return of 7.75%, at net asset value. This compares with returns of 25.02% and 1.25% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 15.04%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, an overweight position and stock selection within the financials sector benefited relative performance.
    Within the fixed income portion of the fund, the fund's exposure to collateralized mortgage obligations (CMOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector, contributed to relative performance. Additionally, favorable bond selection and an overweight allocation to the financial institutions sector, primarily across A-rated bonds, further strengthened relative results.
  Top detractors from performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection and an underweight position within the information technology sector detracted from relative performance. Additionally, stock selection within both the communication services and consumer discretionary sectors also weakened relative results.
    Within the fixed income portion of the fund, bond selection within the MBS agency fixed rate sector, particularly AA-rated securities, weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	7.75%	6.16%	6.46%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
MFS Total Return Blended Index ∆	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Bond Index ∆	1.25%	(0.33)%	1.35%
∆	Source: FactSet Research Systems Inc.
The MFS Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
12/31/24
Standard & Poor's 500 Stock Index	60%
Bloomberg U.S. Aggregate Bond Index	40%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	2,098,596,158	Total Management Fee ($)#:	14,337,903
Total Number of Holdings:	968	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	60.1%
Fixed Income	38.8%
Money Market Funds	1.1%
Equity sectors
Financials	16.8%
Health Care	9.8%
Industrials	8.2%
Consumer Staples	4.6%
Information Technology	4.4%
Communication Services	4.3%
Energy	4.0%
Utilities	3.2%
Consumer Discretionary	2.4%
Materials	2.4%
Composition including fixed income credit quality
AAA	4.8%
AA	1.9%
A	5.3%
BBB	8.0%
CCC	0.0%
U.S. Government	7.1%
Federal Agencies	11.7%
Not Rated	0.0%
Non-Fixed Income	60.1%
Money Market Funds	1.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VTRIC-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Total Return Series
MFS® Variable Insurance Trust
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Series for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$89	0.86%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Total Return Series (fund) provided a total return of 7.46%, at net asset value. This compares with returns of 25.02% and 1.25% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 15.04%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, an overweight position and stock selection within the financials sector benefited relative performance.
    Within the fixed income portion of the fund, the fund's exposure to collateralized mortgage obligations (CMOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector, contributed to relative performance. Additionally, favorable bond selection and an overweight allocation to the financial institutions sector, primarily across A-rated bonds, further strengthened relative results.
  Top detractors from performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection and an underweight position within the information technology sector detracted from relative performance. Additionally, stock selection within both the communication services and consumer discretionary sectors also weakened relative results.
    Within the fixed income portion of the fund, bond selection within the MBS agency fixed rate sector, particularly AA-rated securities, weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	7.46%	5.89%	6.20%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
MFS Total Return Blended Index ∆	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Bond Index ∆	1.25%	(0.33)%	1.35%
∆	Source: FactSet Research Systems Inc.
The MFS Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
12/31/24
Standard & Poor's 500 Stock Index	60%
Bloomberg U.S. Aggregate Bond Index	40%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	2,098,596,158	Total Management Fee ($)#:	14,337,903
Total Number of Holdings:	968	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	60.1%
Fixed Income	38.8%
Money Market Funds	1.1%
Equity sectors
Financials	16.8%
Health Care	9.8%
Industrials	8.2%
Consumer Staples	4.6%
Information Technology	4.4%
Communication Services	4.3%
Energy	4.0%
Utilities	3.2%
Consumer Discretionary	2.4%
Materials	2.4%
Composition including fixed income credit quality
AAA	4.8%
AA	1.9%
A	5.3%
BBB	8.0%
CCC	0.0%
U.S. Government	7.1%
Federal Agencies	11.7%
Not Rated	0.0%
Non-Fixed Income	60.1%
Money Market Funds	1.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VTRSC-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Utilities Series
MFS® Variable Insurance Trust
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Utilities Series for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$83	0.78%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Utilities Series (fund) provided a total return of 11.66%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 23.43%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    The combination of stock selection and an underweight position in the water utilities industry contributed to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Security selection within the electric power industry weakened relative performance. The fund’s holdings in the wireless communications industry, for which the benchmark has no exposure, also held back relative returns. Additionally, an overweight position and stock selection in the energy - renewables industry further detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another factor that held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	11.66%	5.88%	6.29%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
Standard & Poor's 500 Utilities Index ∆	23.43%	6.61%	8.43%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	1,106,088,304	Total Management Fee ($)#:	8,110,999
Total Number of Holdings:	38	Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Top ten holdings
NextEra Energy, Inc.	11.0%
PG&E Corp.	7.7%
Constellation Energy	6.0%
Sempra Energy	5.0%
Xcel Energy, Inc.	5.0%
DTE Energy Co.	4.9%
Ameren Corp.	4.5%
Dominion Energy, Inc.	4.2%
Edison International	4.2%
PPL Corp.	3.9%
Issuer country weightings
United States	81.9%
United Kingdom	4.7%
Germany	3.4%
Portugal	2.9%
Italy	2.3%
Spain	2.0%
Canada	0.8%
Greece	0.5%
Denmark	0.5%
Other Countries	1.0%
Top five industries
Utilities - Electric Power	87.9%
Telecommunications - Wireless	5.4%
Energy - Renewables	2.5%
Natural Gas - Distribution	2.1%
Utilities - Water	1.5%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VUFIC-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Utilities Series
MFS® Variable Insurance Trust
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Utilities Series for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$109	1.03%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Utilities Series (fund) provided a total return of 11.34%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 23.43%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    The combination of stock selection and an underweight position in the water utilities industry contributed to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Security selection within the electric power industry weakened relative performance. The fund’s holdings in the wireless communications industry, for which the benchmark has no exposure, also held back relative returns. Additionally, an overweight position and stock selection in the energy - renewables industry further detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another factor that held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	11.34%	5.61%	6.02%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
Standard & Poor's 500 Utilities Index ∆	23.43%	6.61%	8.43%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	1,106,088,304	Total Management Fee ($)#:	8,110,999
Total Number of Holdings:	38	Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Top ten holdings
NextEra Energy, Inc.	11.0%
PG&E Corp.	7.7%
Constellation Energy	6.0%
Sempra Energy	5.0%
Xcel Energy, Inc.	5.0%
DTE Energy Co.	4.9%
Ameren Corp.	4.5%
Dominion Energy, Inc.	4.2%
Edison International	4.2%
PPL Corp.	3.9%
Issuer country weightings
United States	81.9%
United Kingdom	4.7%
Germany	3.4%
Portugal	2.9%
Italy	2.3%
Spain	2.0%
Canada	0.8%
Greece	0.5%
Denmark	0.5%
Other Countries	1.0%
Top five industries
Utilities - Electric Power	87.9%
Telecommunications - Wireless	5.4%
Energy - Renewables	2.5%
Natural Gas - Distribution	2.1%
Utilities - Water	1.5%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VUFSC-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, Clarence Otis, Jr., and Darrell A. Williams, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Otis, and Williams are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to the Registrant (hereinafter the "Registrant" or the "Fund"). The tables below set forth the audit fees billed to the Fund as well as fees for non-audit services provided to the Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended December 31, 2024 and 2023, audit fees billed to the Fund by Deloitte were as follows:

Fees billed by Deloitte:		Audit Fees
	2024	2023
MFS Global Equity Series	57,795	55,676
MFS Growth Series	58,824	56,668
MFS Investors Trust Series	57,795	55,676
MFS Mid Cap Growth Series	57,795	55,676
MFS New Discovery Series	57,795	55,676
MFS Research Series	58,954	56,793
MFS Total Return Bond Series	82,581	79,577
MFS Total Return Series	68,400	72,327
MFS Utilities Series	57,926	55,802
MFS Value Series	58,824	56,668
Total	616,689	600,539

For the fiscal years ended December 31, 2024 and 2023, fees billed by Deloitte for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS Global Equity Series	2,400	2,400	0	0	0	0

To MFS Growth Series	2,400	2,400	0	0	0	0

To MFS Investors Trust Series	2,400	2,400	0	0	0	0

To MFS Mid Cap Growth	2,400	2,400	0	0	0	0
Series
To MFS New Discovery Series	2,400	2,400	0	0	0	0

To MFS Research Series	2,400	2,400	0	0	0	0

To MFS Total Return Bond	2,400	2,400	0	0	0	0
Series
To MFS Total Return Series	2,400	2,400	0	0	0	0

To MFS Utilities Series	2,400	2,400	0	0	0	0

To MFS Value Series	2,400	2,400	0	0	0	0

Total fees billed by
Deloitte to above Funds:	24,000	24,000	0	0	0	0
Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS and MFS Related	0	0	0	0	234,973	0
Entities of MFS Global Equity
Series*
To MFS and MFS Related	0	0	0	0	234,973	0
Entities of MFS Growth Series*
To MFS and MFS Related	0	0	0	0	234,973	0
Entities of MFS Investors Trust
Series*
To MFS and MFS Related	0	0	0	0	234,973	0
Entities of MFS Mid Cap
Growth Series*
To MFS and MFS Related	0	0	0	0	234,973	0
Entities of MFS New Discovery
Series*
To MFS and MFS Related	0	0	0	0	234,973	0
Entities of MFS Research
Series*
To MFS and MFS Related	0	0	0	0	234,973	0
Entities of MFS Total Return
Bond Series*
To MFS and MFS Related	0	0	0	0	234,973	0
Entities of MFS Total Return
Series*
To MFS and MFS Related	0	0	0	0	234,973	0
Entities of MFS Utilities
Series*
To MFS and MFS Related	0	0	0	0	234,973	0
Entities of MFS Value
Series*
Fees billed by Deloitte:	Aggregate fees for non-audit services:
	2024	2023
To MFS Global Equity Series, MFS and MFS Related
Entities#	255,300	2,400
To MFS Growth Series, MFS and MFS Related Entities#	255,300	2,400
To MFS Investors Trust Series, MFS and MFS Related
Entities#	255,300	2,400
To MFS Mid Cap Growth Series, MFS and MFS Related
Entities#	255,300	2,400
To MFS New Discovery Series, MFS and MFS Related
Entities#	255,300	2,400
To MFS Research Series, MFS and MFS Related Entities#	255,300	2,400
To MFS Total Return Bond Series, MFS and MFS Related
Entities#	255,300	2,400
To MFS Total Return Series, MFS and MFS Related
Entities#	255,300	2,400
To MFS Utilities Series, MFS and MFS Related Entities#	255,300	2,400
To MFS Value Series, MFS and MFS Related Entities#	255,300	2,400

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Fund and for non-audit services rendered to MFS and the MFS Related Entities. If applicable the fees are converted to USD as of the payment date.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre- approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Growth Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Growth Series
Portfolio of Investments − 12/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace & Defense – 2.0%
General Electric Co.	111,403	$ 18,580,906
Howmet Aerospace, Inc.	219,335	23,988,669
		$42,569,575
Apparel Manufacturers – 0.2%
LVMH Moet Hennessy Louis Vuitton SE	7,756	$ 5,071,564
Automotive – 3.4%
Tesla, Inc. (a)	182,680	$ 73,773,491
Broadcasting – 2.7%
Netflix, Inc. (a)	33,019	$ 29,430,495
Spotify Technology S.A. (a)	62,981	28,176,440
		$57,606,935
Brokerage & Asset Managers – 3.5%
Apollo Global Management, Inc.	89,972	$ 14,859,775
Ares Management Co.	109,104	19,314,681
KKR & Co., Inc.	275,870	40,803,932
		$74,978,388
Business Services – 3.6%
CoStar Group, Inc. (a)	136,751	$ 9,790,004
Fiserv, Inc. (a)	68,895	14,152,411
MSCI, Inc.	19,512	11,707,395
TransUnion	237,437	22,012,784
Verisk Analytics, Inc., “A”	77,700	21,400,911
		$79,063,505
Computer Software – 19.4%
Atlassian Corp. (a)	71,271	$ 17,345,936
Autodesk, Inc. (a)	95,111	28,111,958
Cadence Design Systems, Inc. (a)	51,159	15,371,233
Datadog, Inc., “A” (a)	67,472	9,641,074
Guidewire Software, Inc. (a)	22,636	3,815,977
Intuit, Inc.	28,813	18,108,970
Manhattan Associates, Inc. (a)	29,517	7,976,674
Microsoft Corp.	591,594	249,356,871
Salesforce, Inc.	68,799	23,001,570
ServiceNow, Inc. (a)	30,135	31,946,716
Synopsys, Inc. (a)	32,485	15,766,920
		$420,443,899
Computer Software - Systems – 6.7%
Apple, Inc.	515,259	$ 129,031,159
Block, Inc., “A” (a)	82,549	7,015,840
Shopify, Inc. (a)	77,562	8,247,167
		$144,294,166
VEGFS-ANN
1

MFS Growth Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.1%
Vulcan Materials Co.	93,951	$ 24,167,016
Consumer Products – 0.5%
Colgate-Palmolive Co.	112,293	$ 10,208,557
Electrical Equipment – 2.0%
AMETEK, Inc.	13,460	$ 2,426,300
Amphenol Corp., “A”	431,209	29,947,465
Vertiv Holdings Co.	96,423	10,954,617
		$43,328,382
Electronics – 11.7%
ASML Holding N.V., ADR	21,899	$ 15,177,759
Broadcom, Inc.	58,037	13,455,298
KLA Corp.	12,988	8,183,999
Lam Research Corp.	32,823	2,370,805
Marvell Technology, Inc.	131,219	14,493,138
NVIDIA Corp.	1,336,972	179,541,970
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	103,724	20,484,453
		$253,707,422
Energy - Renewables – 0.6%
GE Vernova, Inc.	42,552	$ 13,996,629
Gaming & Lodging – 1.2%
Hilton Worldwide Holdings, Inc.	108,925	$ 26,921,903
Insurance – 0.7%
Arthur J. Gallagher & Co.	50,847	$ 14,432,921
Internet – 12.7%
Alphabet, Inc., “A”	648,965	$ 122,849,075
Gartner, Inc. (a)	34,611	16,767,991
Meta Platforms, Inc., “A”	229,693	134,487,548
		$274,104,614
Leisure & Toys – 0.7%
Take-Two Interactive Software, Inc. (a)	82,544	$ 15,194,700
Machinery & Tools – 2.3%
Eaton Corp. PLC	102,996	$ 34,181,283
Trane Technologies PLC	39,763	14,686,464
		$48,867,747
Major Banks – 0.6%
Goldman Sachs Group, Inc.	22,331	$ 12,787,177
Medical & Health Technology & Services – 0.4%
Veeva Systems, Inc. (a)	40,041	$ 8,418,620
Medical Equipment – 4.4%
Boston Scientific Corp. (a)	381,276	$ 34,055,572
Danaher Corp.	80,474	18,472,807
Intuitive Surgical, Inc. (a)	36,903	19,261,890
2

MFS Growth Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc.	46,431	$ 24,154,799
		$95,945,068
Natural Gas - Pipeline – 0.8%
Cheniere Energy, Inc.	79,783	$ 17,142,973
Other Banks & Diversified Financials – 5.4%
Mastercard, Inc., “A”	136,535	$ 71,895,235
Moody's Corp.	20,457	9,683,730
Visa, Inc., “A”	110,201	34,827,924
		$116,406,889
Pharmaceuticals – 2.0%
Eli Lilly & Co.	29,967	$ 23,134,524
Vertex Pharmaceuticals, Inc. (a)	48,790	19,647,733
		$42,782,257
Restaurants – 0.5%
Chipotle Mexican Grill, Inc., “A” (a)	198,777	$ 11,986,253
Specialty Chemicals – 0.9%
Linde PLC	45,345	$ 18,984,591
Specialty Stores – 7.9%
Amazon.com, Inc. (a)	740,097	$ 162,369,881
O'Reilly Automotive, Inc. (a)	6,768	8,025,494
		$170,395,375
Tobacco – 1.0%
Philip Morris International, Inc.	172,005	$ 20,700,802
Utilities - Electric Power – 0.8%
NextEra Energy, Inc.	49,407	$ 3,541,988
Vistra Corp.	103,763	14,305,805
		$17,847,793
Total Common Stocks (Identified Cost, $867,307,756)		$2,156,129,212
Mutual Funds (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 4.49% (v) (Identified Cost, $11,151,506)	11,150,260	$ 11,152,490
Other Assets, Less Liabilities – (0.2)%		(4,040,463)
Net Assets – 100.0%		$2,163,241,239
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $11,152,490 and $2,156,129,212, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
3

MFS Growth Series
Portfolio of Investments – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
4

MFS Growth Series
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $867,307,756)	$2,156,129,212
Investments in affiliated issuers, at value (identified cost, $11,151,506)	11,152,490
Cash	33,794
Receivables for
Investments sold	18,926
Fund shares sold	1,046,235
Dividends	474,380
Other assets	5,719
Total assets	$2,168,860,756
Liabilities
Payables for
Fund shares reacquired	$5,285,973
Payable to affiliates
Investment adviser	81,833
Administrative services fee	1,803
Shareholder servicing costs	941
Distribution and/or service fees	8,096
Payable for independent Trustees' compensation	14
Accrued expenses and other liabilities	240,857
Total liabilities	$5,619,517
Net assets	$2,163,241,239
Net assets consist of
Paid-in capital	$475,813,300
Total distributable earnings (loss)	1,687,427,939
Net assets	$2,163,241,239
Shares of beneficial interest outstanding	30,248,321
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,578,586,602	21,532,686	$73.31
Service Class	584,654,637	8,715,635	67.08
See Notes to Financial Statements
5

MFS Growth Series
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/24
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$10,162,669
Dividends from affiliated issuers	937,223
Other	14,545
Foreign taxes withheld	(107,907)
Total investment income	$11,006,530
Expenses
Management fee	$14,458,896
Distribution and/or service fees	1,338,201
Shareholder servicing costs	10,256
Administrative services fee	305,560
Independent Trustees' compensation	36,443
Custodian fee	101,636
Shareholder communications	74,884
Audit and tax fees	71,422
Legal fees	11,048
Miscellaneous	49,278
Total expenses	$16,457,624
Reduction of expenses by investment adviser	(273,963)
Net expenses	$16,183,661
Net investment income (loss)	$(5,177,131)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$399,892,782
Affiliated issuers	(2,008)
Foreign currency	(296)
Net realized gain (loss)	$399,890,478
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$157,009,667
Affiliated issuers	(2,842)
Translation of assets and liabilities in foreign currencies	(405)
Net unrealized gain (loss)	$157,006,420
Net realized and unrealized gain (loss)	$556,896,898
Change in net assets from operations	$551,719,767
See Notes to Financial Statements
6

MFS Growth Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/24	12/31/23
Change in net assets
From operations
Net investment income (loss)	$(5,177,131)	$(1,513,764)
Net realized gain (loss)	399,890,478	161,602,581
Net unrealized gain (loss)	157,006,420	361,822,951
Change in net assets from operations	$551,719,767	$521,911,768
Total distributions to shareholders	$(161,162,021)	$(135,763,494)
Change in net assets from fund share transactions	$(86,101,554)	$(71,275,107)
Total change in net assets	$304,456,192	$314,873,167
Net assets
At beginning of period	1,858,785,047	1,543,911,880
At end of period	$2,163,241,239	$1,858,785,047
See Notes to Financial Statements
7

MFS Growth Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$60.29	$48.02	$79.36	$73.81	$59.40
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.13)	$(0.01)	$(0.05)	$(0.25)	$(0.14)
Net realized and unrealized gain (loss)	18.75	16.76	(24.26)	17.21	18.88
Total from investment operations	$18.62	$16.75	$(24.31)	$16.96	$18.74
Less distributions declared to shareholders
From net realized gain	$(5.60)	$(4.48)	$(7.03)	$(11.41)	$(4.33)
Net asset value, end of period (x)	$73.31	$60.29	$48.02	$79.36	$73.81
Total return (%) (k)(r)(s)(x)	31.47	35.86	(31.63)	23.53	31.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.73	0.74	0.74	0.72	0.74
Expenses after expense reductions	0.72	0.73	0.73	0.71	0.72
Net investment income (loss)	(0.19)	(0.03)	(0.09)	(0.32)	(0.21)
Portfolio turnover rate	33	23	18	12	29
Net assets at end of period (000 omitted)	$1,578,587	$1,375,609	$1,160,108	$1,805,385	$1,681,327
Service Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$55.68	$44.74	$74.74	$70.23	$56.82
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.28)	$(0.14)	$(0.18)	$(0.42)	$(0.29)
Net realized and unrealized gain (loss)	17.28	15.56	(22.79)	16.34	18.03
Total from investment operations	$17.00	$15.42	$(22.97)	$15.92	$17.74
Less distributions declared to shareholders
From net realized gain	$(5.60)	$(4.48)	$(7.03)	$(11.41)	$(4.33)
Net asset value, end of period (x)	$67.08	$55.68	$44.74	$74.74	$70.23
Total return (%) (k)(r)(s)(x)	31.15	35.51	(31.80)	23.24	31.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.98	0.99	0.99	0.97	0.99
Expenses after expense reductions	0.97	0.98	0.98	0.96	0.97
Net investment income (loss)	(0.43)	(0.27)	(0.34)	(0.57)	(0.46)
Portfolio turnover rate	33	23	18	12	29
Net assets at end of period (000 omitted)	$584,655	$483,176	$383,804	$574,768	$514,102
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
8

MFS Growth Series
Notes to Financial Statements
(1)  Business and Organization
MFS Growth Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Management Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.
9

MFS Growth Series
Notes to Financial Statements  - continued
An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,078,971,829	$—	$—	$2,078,971,829
Sweden	28,176,440	—	—	28,176,440
Taiwan	20,484,453	—	—	20,484,453
Netherlands	15,177,759	—	—	15,177,759
Canada	8,247,167	—	—	8,247,167
France	—	5,071,564	—	5,071,564
Investment Companies	11,152,490	—	—	11,152,490
Total	$2,162,210,138	$5,071,564	$—	$2,167,281,702
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
10

MFS Growth Series
Notes to Financial Statements  - continued
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/24	Year ended 12/31/23
Long-term capital gains	$161,162,021	$135,763,494
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/24
Cost of investments	$879,683,492
Gross appreciation	1,295,754,110
Gross depreciation	(8,155,900)
Net unrealized appreciation (depreciation)	$1,287,598,210
Undistributed long-term capital gain	399,829,748
Other temporary differences	(19)
Total distributable earnings (loss)	$1,687,427,939
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/24	Year ended 12/31/23
Initial Class	$116,812,317	$99,594,045
Service Class	44,349,704	36,169,449
Total	$161,162,021	$135,763,494
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.65%
11

MFS Growth Series
Notes to Financial Statements  - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the year ended December 31, 2024, this management fee reduction amounted to $273,963, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.68% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2024, the fee was $6,790, which equated to 0.0003% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2024, these costs amounted to $3,466.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.0147% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 3 shares of the Service Class for an amount of $221.
During the year ended December 31, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $1,306,828 and $3,449,793, respectively. The sales transactions resulted in net realized gains (losses) of $(14,270).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2024, this reimbursement amounted to $14,305, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended December 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $674,937,872 and $925,314,310, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
12

MFS Growth Series
Notes to Financial Statements  - continued
	Year ended 12/31/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,122,502	$78,482,654	928,786	$51,260,023
Service Class	1,316,511	84,797,164	908,256	46,708,016
	2,439,013	$163,279,818	1,837,042	$97,968,039
Shares issued to shareholders in reinvestment of distributions
Initial Class	1,681,294	$116,093,354	1,810,341	$98,772,215
Service Class	701,292	44,349,704	717,079	36,169,449
	2,382,586	$160,443,058	2,527,420	$134,941,664
Shares reacquired
Initial Class	(4,089,048)	$(287,086,285)	(4,078,799)	$(225,454,826)
Service Class	(1,979,457)	(122,738,145)	(1,526,205)	(78,729,984)
	(6,068,505)	$(409,824,430)	(5,605,004)	$(304,184,810)
Net change
Initial Class	(1,285,252)	$(92,510,277)	(1,339,672)	$(75,422,588)
Service Class	38,346	6,408,723	99,130	4,147,481
	(1,246,906)	$(86,101,554)	(1,240,542)	$(71,275,107)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Growth Allocation Portfolio were the owners of record of approximately 3% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Portfolio was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2024, the fund’s commitment fee and interest expense were $9,852 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended December 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,845,884	$295,869,113	$298,557,657	$(2,008)	$(2,842)	$11,152,490

13

MFS Growth Series
Notes to Financial Statements  - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$937,223	$—
14

MFS Growth Series
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Growth Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Growth Series (the “Fund”), including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
15

MFS Growth Series
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	9,098,725,512.948	403,963,838.206
John A. Caroselli	9,123,794,334.897	378,903,086.092
Maureen R. Goldfarb	9,131,741,064.008	370,956,107.431
Peter D. Jones	9,135,912,882.747	366,784,288.692
John P. Kavanaugh	9,117,577,894.276	385,119,277.163
James W. Kilman, Jr.	9,127,359,703.206	375,337,468.233
Clarence Otis, Jr.	9,100,945,270.567	401,751,900.872
Michael W. Roberge	9,136,459,903.803	366,237,267.636
Maryanne L. Roepke	9,135,441,778.415	367,255,393.024
Paula E. Smith	9,145,606,342.349	357,090,829.090
Laurie J. Thomsen	9,137,717,573.994	364,979,597.444
Darrell A. Williams	9,114,942,928.650	387,754,242.789
16

MFS Growth Series
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $177,279,000 as capital gain dividends paid during the fiscal year.
17

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Growth Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Growth Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Growth Series.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
18

MFS Growth Series
Board Review of Investment Advisory Agreement
MFS Growth Series
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
 The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Initial Class shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Initial Class shares was in the 4th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
19

MFS Growth Series
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
20

MFS Total Return Bond Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Total Return Bond Series
Portfolio of Investments − 12/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.8%
Aerospace & Defense – 1.2%
Boeing Co., 2.196%, 2/04/2026	$6,236,000	$ 6,047,615
Boeing Co., 5.15%, 5/01/2030	1,704,000	1,680,114
Boeing Co., 6.528%, 5/01/2034	4,067,000	4,260,624
Boeing Co., 5.705%, 5/01/2040	1,595,000	1,517,451
TransDigm, Inc., 4.625%, 1/15/2029	5,158,000	4,828,495
		$18,334,299
Asset-Backed & Securitized – 19.7%
ACREC 2021-FL1 Ltd., “C”, FLR, 6.64% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	$2,546,000	$ 2,539,530
ACREC 2021-FL1 Ltd., “D”, FLR, 7.14% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	3,070,500	3,028,053
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 7.146% ((SOFR - 1mo. + 0.11448%) + 2.65%), 1/15/2037 (n)	3,129,000	3,089,725
American Credit Acceptance Receivables Trust, 2024-2, “B”, 6.1%, 12/13/2027 (n)	2,504,000	2,530,980
AmeriCredit Automobile Receivables Trust, 2024-1, “A2A”, 5.75%, 2/18/2028	2,367,816	2,377,931
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	5,107,648	5,073,419
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	4,787,167	4,782,003
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	3,030,219	3,006,167
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 6.512% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	905,000	896,491
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 7.462% ((SOFR - 1mo. + 0.11448%) + 2.95%), 12/15/2035 (n)	831,500	820,873
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.362% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	1,740,000	1,726,277
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 6.712% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	964,500	954,639
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.812% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	3,443,500	3,386,984
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.598% (SOFR - 30 day + 3%), 1/15/2037 (n)	9,290,000	9,109,463
AREIT 2022-CRE6 Trust, “B”, FLR, 6.45% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	1,126,000	1,121,012
AREIT 2022-CRE6 Trust, “C”, FLR, 6.75% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	2,322,000	2,296,246
AREIT 2022-CRE6 Trust, “D”, FLR, 7.45% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	987,000	971,570
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	679,351	686,620
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	47,903	5
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.059% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	15,557	27,339
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	2,755,000	2,518,646
BDS 2021-FL7 Ltd., “B”, FLR, 5.99% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	1,259,500	1,252,360
BDS Ltd., 2024-FL13, “A”, FLR, 5.942% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	1,224,500	1,227,529
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	991,415	1,028,635
Black Diamond CLO Ltd., 2019-2A, “A2R”, FLR, 6.826% (SOFR - 3mo. + 2.2%), 7/23/2032 (n)	4,661,659	4,665,146
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)	3,427,000	3,348,123
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 6.311% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/15/2036 (n)	4,380,500	4,286,056
BSPRT 2021-FL6 Issuer Ltd., “B”, FLR, 6.111% ((SOFR - 1mo. + 0.11448%) + 1.6%), 3/15/2036 (n)	3,669,500	3,585,975
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.561% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	1,288,000	1,255,370
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.812% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	836,500	825,889
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 7.262% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2038 (n)	952,500	936,723
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	947,819	963,898
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	133,585	135,087
BXMT 2020-FL2 Ltd., “B”, FLR, 5.896% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,731,000	1,680,500
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	6,645,635	5,935,990
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	791,682	796,783
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	1,754,000	1,687,617
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	3,470,504	3,437,230
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	4,656,029	4,793,828
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056	2,699,147	2,844,725
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	10,000,000	9,943,512
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	2,821,143	2,811,648
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	1,918,652	1,931,938
VFBFS-ANN
1

MFS Total Return Bond Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Credit Acceptance Auto Loan Trust, 2023-3A, “A”, 6.39%, 8/15/2033 (n)	$973,000	$ 990,134
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,695,346	2,683,597
Deephaven Residential Mortgage Trust, 2024-1A, “A”, 5.735%, 7/25/2069 (n)	6,752,857	6,756,551
DLLST LLC, 2024-1A, “A2”, 5.33%, 1/20/2026 (n)	609,764	610,981
ELM Trust, 2024-ELM, “C10”, 6.189%, 6/10/2039 (n)	742,347	749,106
ELM Trust, 2024-ELM, “C15”, 6.396%, 6/10/2039 (n)	1,011,934	1,021,148
Empire District Bondco LLC, 4.943%, 1/01/2033	1,641,000	1,624,928
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	1,814,824	1,849,064
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	1,153,000	1,154,399
GLGU 2023-1A Ltd., “B”, FLR, 7.617% (SOFR - 3mo. + 3%), 7/20/2035 (n)	3,420,864	3,458,401
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	960,286	971,793
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	7,904,407	7,856,966
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 6.594% ((SOFR - 3mo. + 0.26161%) + 1.7%), 7/18/2031 (n)	6,545,000	6,559,059
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	10,794,332	10,760,821
JPMorgan Mortgage Trust, “A1”, 5.531%, 10/25/2033	19,370	18,178
KKR Static CLO I Ltd., 2022-1A, “BR”, FLR, 6.632% (SOFR - 3mo. + 2%), 7/20/2031 (n)	4,871,468	4,871,468
KKR Static CLO Ltd., 2022-1A, “BR2”, FLR, 5.762% (SOFR - 3mo. + 1.45%), 7/20/2031 (n)	3,690,506	3,690,506
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	541,225	542,903
LCCM 2021-FL2 Trust, “C”, FLR, 6.662% ((SOFR - 1mo. + 0.11448%) + 2.15%), 12/13/2038 (n)	1,985,500	1,960,632
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.262% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	5,666,000	5,641,465
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.512% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	5,318,000	5,289,225
LoanCore 2021-CRE6 Ltd., “B”, FLR, 6.412% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/15/2038 (n)	9,970,000	9,794,079
Madison Park Funding Ltd., 2017-23A, “CR”, FLR, 6.879% ((SOFR - 3mo. + 0.26161%) + 2%), 7/27/2031 (n)	5,894,060	5,895,834
Merrill Lynch Mortgage Investors, Inc., “A”, 6.627%, 5/25/2036	18,212	17,726
Merrill Lynch Mortgage Investors, Inc., “A5”, 5.512%, 4/25/2035	54,636	48,339
MF1 2020-FL4 Ltd., “AS”, FLR, 6.596% ((SOFR - 1mo. + 0.11448%) + 2.1%), 12/15/2035 (n)	2,602,500	2,595,996
MF1 2021-FL5 Ltd., “C”, FLR, 6.196% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	2,589,000	2,578,797
MF1 2022-FL8 Ltd., “C”, FLR, 6.566% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,433,741	2,362,408
MF1 2022-FL8 Ltd., “D”, FLR, 7.016% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	1,407,473	1,352,309
MF1 2024-FL14 LLC, “AS”, FLR, 6.606% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)	3,688,167	3,693,246
MF1 2024-FL16 LLC, “AS”, FLR, 6.317% (SOFR - 1mo. + 1.942%), 11/18/2029 (n)	4,385,479	4,396,444
MF1 2024-FL5 Ltd., “AS”, FLR, 6.415% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	4,032,000	4,039,554
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	2,782,364	2,800,974
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	3,231,641	3,403,459
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 6.768% ((SOFR - 3mo. + 0.26161%) + 1.85%), 10/15/2029 (n)	7,481,614	7,494,699
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 6.366% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	3,306,562	3,306,344
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	2,034,619	2,024,225
OBX Trust, 2024-NQM9, “A1”, 6.03%, 1/25/2064 (n)	2,880,602	2,898,558
PFP III 2021-8 Ltd., “D”, FLR, 6.661% ((SOFR - 1mo. + 0.11448%) + 2.15%), 8/09/2037 (z)	3,737,500	3,729,568
PFP III 2024-11 Ltd., “11A”, 6.315% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	6,157,140	6,169,399
Preferred Term Securities XIX Ltd., CDO, FLR, 4.97% ((SOFR - 3mo. + 0.26161%) + 0.35%), 12/22/2035 (n)	92,988	89,268
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 6.653% ((SOFR - 1mo. + 0.11448%) + 2.2%), 11/25/2036 (n)	1,340,000	1,332,233
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 7.403% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	1,575,000	1,573,537
Residential Funding Mortgage Securities, Inc., FGIC, 3.636%, 12/25/2035 (d)(q)	2,975	57
Rockford Tower CLO 2020-1A, Ltd., “BR”, FLR, 6.717% (SOFR - 3mo. + 2.1%), 1/20/2036 (n)	3,331,195	3,341,288
Sammons Financial Group, Inc., FLR, 6.195% (SOFR - 3mo. + 1.8%), 10/21/2034 (n)	2,673,048	2,673,641
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 6.59% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)	2,027,000	2,002,492
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 6.548% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	1,391,000	1,355,445
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 6.798% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	2,632,000	2,543,909
STORE Master Funding LLC, 2014-1A, “A1”, 5.69%, 5/20/2054 (n)	434,482	437,358
STORE Master Funding LLC, 2014-1A, “A2”, 5.7%, 5/20/2054 (n)	907,625	909,869
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	5,865,766	5,657,230
Venture CLO 43 Ltd., 2021-43A, “BR”, FLR, 6.506% (SOFR - 3mo. + 1.85%), 4/15/2034 (n)	5,537,477	5,542,798
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	1,632,410	1,634,391
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	1,158,526	1,152,238
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 6.368% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	1,957,793	1,958,069
Voya CLO 2012-4A Ltd., “BR3”, FLR, 6.868% ((SOFR - 3mo. + 0.26161%) + 1.95%), 10/15/2030 (n)	828,265	830,198
2

MFS Total Return Bond Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 8.218% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	$1,187,823	$ 1,193,432
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	12,738,722
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,970,000	3,745,897
		$298,693,890
Broadcasting – 0.4%
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	$2,711,000	$ 2,176,614
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	3,533,000	2,625,034
WMG Acquisition Corp., 3%, 2/15/2031 (n)	1,568,000	1,368,498
		$6,170,146
Brokerage & Asset Managers – 1.2%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$2,300,000	$ 2,367,529
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	2,878,000	3,021,677
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	6,058,000	5,880,878
LPL Holdings, Inc., 6.75%, 11/17/2028	1,167,000	1,225,673
LPL Holdings, Inc., 4%, 3/15/2029 (n)	4,555,000	4,313,796
LPL Holdings, Inc., 6%, 5/20/2034	1,917,000	1,951,786
		$18,761,339
Building – 0.7%
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	$5,875,000	$ 5,382,732
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	2,760,000	2,366,451
Vulcan Materials Co., 3.5%, 6/01/2030	3,356,000	3,110,616
		$10,859,799
Business Services – 1.3%
Equinix, Inc., 2.15%, 7/15/2030	$4,789,000	$ 4,121,563
Fiserv, Inc., 3.5%, 7/01/2029	2,280,000	2,139,229
Fiserv, Inc., 5.6%, 3/02/2033	2,183,000	2,210,987
Global Payments, Inc., 2.9%, 5/15/2030	5,153,000	4,587,662
Global Payments, Inc., 2.9%, 11/15/2031	1,508,000	1,289,740
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	5,315,000	4,859,027
		$19,208,208
Cable TV – 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$6,587,000	$ 5,912,465
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	6,586,000	5,315,697
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,558,000	2,661,733
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	326,222
		$14,216,117
Computer Software – 0.5%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$6,901,000	$ 6,967,268
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$4,802,000	$ 4,755,956
Conglomerates – 1.0%
Regal Rexnord Corp., 6.05%, 4/15/2028	$1,521,000	$ 1,547,040
Regal Rexnord Corp., 6.3%, 2/15/2030	4,643,000	4,776,123
Regal Rexnord Corp., 6.4%, 4/15/2033	3,600,000	3,714,450
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	4,993,000	4,945,037
		$14,982,650
3

MFS Total Return Bond Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$3,229,000	$ 2,923,870
Consumer Services – 0.2%
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	$4,021,000	$ 3,431,343
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$4,838,000	$ 4,118,080
Electronics – 0.4%
Broadcom, Inc., 3.137%, 11/15/2035 (n)	$3,219,000	$ 2,628,866
Broadcom, Inc., 4.926%, 5/15/2037 (n)	3,219,000	3,061,745
		$5,690,611
Energy - Independent – 0.7%
EQT Corp., 3.9%, 10/01/2027	$2,315,000	$ 2,251,078
EQT Corp., 5%, 1/15/2029	1,294,000	1,275,425
EQT Corp., 3.625%, 5/15/2031 (n)	1,506,000	1,341,945
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	3,007,000	3,192,644
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	3,294,000	2,796,448
		$10,857,540
Energy - Integrated – 0.1%
Eni S.p.A., 5.5%, 5/15/2034 (n)	$1,487,000	$ 1,469,706
Financial Institutions – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	$3,195,000	$ 3,215,602
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	2,329,000	2,156,561
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	1,334,000	1,162,340
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	2,890,000	2,795,117
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	1,779,000	1,757,580
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	497,000	460,554
		$11,547,754
Food & Beverages – 0.8%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030	$4,965,000	$ 4,955,857
Performance Food Group, Inc., 6.125%, 9/15/2032 (n)	3,726,000	3,725,830
Post Holdings, Inc., 5.5%, 12/15/2029 (n)	1,441,000	1,394,325
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	1,225,000	1,129,754
Post Holdings, Inc., 4.5%, 9/15/2031 (n)	216,000	193,502
		$11,399,268
Gaming & Lodging – 0.3%
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	$1,457,000	$ 1,433,643
Marriott International, Inc., 3.5%, 10/15/2032	3,330,000	2,937,730
		$4,371,373
Insurance – 0.7%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$3,293,000	$ 2,997,143
Corebridge Financial, Inc., 5.75%, 1/15/2034	2,801,000	2,853,174
Corebridge Financial, Inc., 4.35%, 4/05/2042	442,000	367,953
Corebridge Financial, Inc., 4.4%, 4/05/2052	1,291,000	1,037,117
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	2,670,000	2,790,032
		$10,045,419
4

MFS Total Return Bond Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 0.3%
Humana, Inc., 5.875%, 3/01/2033	$4,131,000	$ 4,146,232
Insurance - Property & Casualty – 0.9%
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	$5,692,000	$ 5,650,282
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	1,060,000	945,369
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	2,374,000	2,401,163
Hub International Ltd., 7.25%, 6/15/2030 (n)	3,479,000	3,565,106
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	2,221,000	1,615,891
		$14,177,811
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$1,704,000	$ 1,827,786
Machinery & Tools – 0.4%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$3,631,000	$ 3,574,477
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	871,000	871,659
CNH Industrial N.V., 3.85%, 11/15/2027	1,328,000	1,297,133
		$5,743,269
Major Banks – 7.5%
Bank of America Corp., 2.496% to 2/13/2030, FLR ((SOFR - 3mo. + 0.26161%) + 0.99%) to 2/13/2031	$4,007,000	$ 3,523,304
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	10,928,000	9,220,734
Bank of America Corp., 5.875% to 3/15/2028, FLR ((SOFR - 3mo. + 0.26161%) + 2.931%) to 9/15/2171	3,924,000	3,933,545
Bank of America Corp., 6.1%, 9/17/2171	6,096,000	6,079,774
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	3,191,000	3,160,313
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,776,000	3,188,605
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	2,325,000	2,335,055
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	3,594,000	3,731,580
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	2,981,000	3,028,849
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	5,055,000	4,804,703
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	5,453,000	5,662,021
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	6,000,000	5,314,762
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	6,176,000	5,441,969
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	2,447,000	2,386,173
JPMorgan Chase & Co., 3.509% to 1/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 0.945%) to 1/23/2029	2,290,000	2,196,981
JPMorgan Chase & Co., 4.005% to 4/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.12%) to 4/23/2029	5,871,000	5,692,195
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.26%) to 7/23/2029	2,576,000	2,506,700
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	4,435,000	3,967,148
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	3,363,000	2,836,747
Lloyds Bank PLC, 3.75%, 1/11/2027	2,765,000	2,702,835
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	1,239,000	1,252,842
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	6,985,000	5,852,776
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	2,940,000	2,919,492
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	769,000	787,773
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	5,402,000	4,619,411
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	7,084,000	6,075,382
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,524,000	4,502,815
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	4,514,000	3,980,816
Westpac Banking Corp., 2.894% to 2/04/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	2,633,000	2,627,309
		$114,332,609
Medical & Health Technology & Services – 1.9%
Adventist Health System/West, 5.43%, 3/01/2032	$4,476,000	$ 4,454,497
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	593,000	573,110
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	1,096,000	968,307
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	1,318,000	1,317,396
5

MFS Total Return Bond Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
HCA, Inc., 4.125%, 6/15/2029	$3,255,000	$ 3,104,657
HCA, Inc., 4.375%, 3/15/2042	3,251,000	2,653,130
ICON Investments Six DAC, 6%, 5/08/2034	2,657,000	2,682,561
Marin General Hospital, 7.242%, 8/01/2045	2,243,000	2,499,394
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,147,708
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	7,120,000	6,993,406
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	2,562,000	2,518,442
		$28,912,608
Medical Equipment – 0.2%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	$2,656,000	$ 2,684,005
Metals & Mining – 1.4%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$2,504,000	$ 2,290,249
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	3,434,000	3,258,545
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	2,927,000	2,543,328
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	4,511,000	3,756,281
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	3,922,000	3,530,284
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	4,010,000	3,460,712
Novelis Corp., 3.875%, 8/15/2031 (n)	3,638,000	3,132,293
		$21,971,692
Midstream – 2.2%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$1,939,000	$ 1,544,911
Enbridge, Inc., 5.7%, 3/08/2033	1,601,000	1,617,632
Energy Transfer LP, 5.55%, 2/15/2028	1,261,000	1,280,142
Energy Transfer LP, 5.75%, 2/15/2033	3,863,000	3,915,953
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	3,350,000	3,805,874
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,040,000	2,084,114
MPLX LP, 4.95%, 3/14/2052	5,874,000	4,936,055
Plains All American Pipeline LP, 3.55%, 12/15/2029	2,839,000	2,640,595
Targa Resources Corp., 4.2%, 2/01/2033	930,000	844,454
Targa Resources Corp., 6.125%, 3/15/2033	4,345,000	4,479,694
Targa Resources Corp., 4.95%, 4/15/2052	1,533,000	1,291,092
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	4,349,000	4,389,585
		$32,830,101
Mortgage-Backed – 19.8%
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	$6,674,831	$ 6,469,542
Fannie Mae, 3.5%, 3/01/2026 - 12/01/2054	9,650,101	8,681,867
Fannie Mae, 3.95%, 1/01/2027	299,640	296,449
Fannie Mae, 3%, 11/01/2028 - 8/01/2047	4,730,369	4,201,833
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	651,714	552,618
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	1,539	1,580
Fannie Mae, 3%, 2/25/2033 (i)	260,815	19,207
Fannie Mae, 5.5%, 5/01/2033 - 4/01/2040	2,739,523	2,765,519
Fannie Mae, 5%, 11/01/2033 - 3/01/2042	2,014,461	2,005,361
Fannie Mae, 6%, 10/01/2035 - 3/01/2039	717,239	739,691
Fannie Mae, 4%, 12/01/2039 - 1/01/2047	11,379,775	10,721,058
Fannie Mae, 3.25%, 5/25/2040	93,679	87,381
Fannie Mae, 2%, 4/25/2046 - 6/01/2051	1,221,188	978,427
Fannie Mae, 4%, 7/25/2046 (i)	325,491	60,831
Fannie Mae, 3.5%, 12/01/2046 (f)	1,182,487	1,064,623
Fannie Mae, UMBS, 3.5%, 1/01/2027	8,575	8,486
Fannie Mae, UMBS, 2.5%, 4/01/2036 - 6/01/2052	34,805,486	28,807,679
Fannie Mae, UMBS, 2%, 1/01/2037 - 3/01/2052	40,870,429	33,246,442
6

MFS Total Return Bond Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, UMBS, 3%, 4/01/2037 - 8/01/2052	$16,949,965	$ 14,705,558
Fannie Mae, UMBS, 1.5%, 2/01/2042	157,009	123,999
Fannie Mae, UMBS, 6.5%, 4/01/2043 - 2/01/2054	5,693,283	5,813,286
Fannie Mae, UMBS, 4.5%, 9/01/2052	657,173	623,894
Fannie Mae, UMBS, 5%, 12/01/2052 - 3/01/2053	5,680,753	5,494,241
Fannie Mae, UMBS, 6%, 12/01/2052 - 12/01/2053	2,089,307	2,113,942
Fannie Mae, UMBS, 4%, 3/01/2053 - 3/01/2054	699,600	640,290
Fannie Mae, UMBS, 5.5%, 4/01/2053 - 11/01/2053	3,578,682	3,543,439
Federal Home Loan Bank, 5%, 7/01/2035	583,030	579,012
Freddie Mac, 2.811%, 1/25/2025	913,051	910,228
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	1,095,143	1,028,686
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	1,672,797	1,622,214
Freddie Mac, 3.3%, 10/25/2026	2,958,000	2,891,631
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	8,079,670	7,099,827
Freddie Mac, 1.088%, 7/25/2029 (i)	3,995,575	164,962
Freddie Mac, 1.139%, 8/25/2029 (i)	6,893,594	300,623
Freddie Mac, 1.868%, 4/25/2030 (i)	1,901,414	159,993
Freddie Mac, 5.5%, 5/01/2034 - 1/01/2038	127,253	128,525
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	39,705	40,805
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	614,652	612,905
Freddie Mac, 5.5%, 2/15/2036 (i)	57,722	9,721
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	9,429,808	8,567,635
Freddie Mac, 4.5%, 12/15/2040 (i)	26,183	2,427
Freddie Mac, 4%, 8/15/2044 (i)	56,995	5,516
Freddie Mac, UMBS, 2%, 5/01/2037 - 5/01/2052	34,913,122	27,776,101
Freddie Mac, UMBS, 2.5%, 8/01/2037 - 9/01/2052	12,903,740	10,813,793
Freddie Mac, UMBS, 3%, 10/01/2037 - 6/01/2052	3,570,938	3,079,605
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 7/01/2054	1,262,545	1,125,427
Freddie Mac, UMBS, 5%, 8/01/2052 - 10/01/2052	725,038	701,795
Freddie Mac, UMBS, 4.5%, 10/01/2052	1,465,699	1,381,403
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 10/01/2054	3,429,264	3,392,873
Freddie Mac, UMBS, 4%, 7/01/2053	586,394	536,597
Freddie Mac, UMBS, 6%, 6/01/2054	2,462,328	2,474,484
Ginnie Mae, 5.5%, 5/15/2033 - 8/20/2054	7,860,774	7,827,609
Ginnie Mae, 6%, 1/20/2036 - 6/20/2054	1,429,270	1,441,979
Ginnie Mae, 4.5%, 4/15/2039 - 12/20/2052	11,597,603	11,060,872
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	7,513,113	6,951,963
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2053	8,972,010	8,091,641
Ginnie Mae, 3%, 11/20/2044 - 10/20/2052	13,438,796	11,735,579
Ginnie Mae, 2.5%, 8/20/2051 - 6/20/2052	14,537,650	12,148,800
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	12,123,630	9,710,615
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053	9,508,510	9,242,839
Ginnie Mae, 7%, 12/20/2053	171,493	176,147
Ginnie Mae, TBA, 6%, 1/15/2055	3,000,000	3,019,687
Ginnie Mae, TBA, 6.5%, 1/15/2055	1,400,000	1,423,974
UMBS, TBA, 2%, 1/25/2055	300,000	233,367
UMBS, TBA, 2.5%, 1/25/2055	11,047,846	8,997,090
		$301,236,193
Municipals – 1.7%
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-4”, 7%, 6/30/2039	$4,348,000	$ 3,915,856
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	2,286,000	1,309,669
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	215,000	213,842
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	8,850,000	7,916,996
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,295,000	1,005,214
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,770,000	3,625,566
7

MFS Total Return Bond Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	$3,250,000	$ 3,379,203
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	5,223,000	4,502,231
		$25,868,577
Natural Gas - Distribution – 0.7%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$9,122,000	$ 8,689,984
NiSource, Inc., 3.6%, 5/01/2030	2,622,000	2,445,768
		$11,135,752
Natural Gas - Pipeline – 0.0%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)	$391,000	$ 372,291
Oils – 0.2%
Marathon Petroleum Corp., 5.85%, 12/15/2045	$2,507,000	$ 2,384,345
Other Banks & Diversified Financials – 1.9%
BPCE S.A., 4.5%, 3/15/2025 (n)	$5,458,000	$ 5,447,884
Discover Financial Services, 6.7%, 11/29/2032	7,435,000	7,924,058
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	4,694,000	4,732,266
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	11,447,000	10,707,710
		$28,811,918
Real Estate - Office – 0.5%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$7,238,000	$ 5,859,714
Boston Properties LP, REIT, 6.5%, 1/15/2034	1,899,000	1,989,948
		$7,849,662
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, 5.75%, 2/15/2035	$4,895,000	$ 4,935,182
Restaurants – 0.2%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)	$2,656,000	$ 2,665,757
Retailers – 0.3%
Penske Automotive Group Co., 3.75%, 6/15/2029	$5,509,000	$ 5,006,554
Specialty Chemicals – 0.3%
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	$4,745,000	$ 4,029,311
Specialty Stores – 0.2%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$3,801,000	$ 3,328,689
Telecommunications - Wireless – 1.1%
Rogers Communications, Inc., 4.5%, 3/15/2042	$6,129,000	$ 5,176,072
Rogers Communications, Inc., 4.55%, 3/15/2052	6,129,000	4,899,674
SBA Communications Corp., 3.125%, 2/01/2029	4,025,000	3,633,107
T-Mobile USA, Inc., 2.55%, 2/15/2031	1,939,000	1,667,863
T-Mobile USA, Inc., 4.375%, 4/15/2040	635,000	550,423
Vodafone Group PLC, 5.625%, 2/10/2053	1,337,000	1,270,654
		$17,197,793
8

MFS Total Return Bond Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 1.1%
B.A.T. Capital Corp., 4.742%, 3/16/2032	$5,611,000	$ 5,397,013
B.A.T. International Finance PLC, 4.448%, 3/16/2028	4,936,000	4,856,454
Philip Morris International, Inc., 5.125%, 11/17/2027	2,140,000	2,165,744
Philip Morris International, Inc., 5.625%, 11/17/2029	922,000	949,679
Philip Morris International, Inc., 5.125%, 2/15/2030	3,757,000	3,776,840
		$17,145,730
Transportation - Services – 0.7%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$1,983,000	$ 2,236,616
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	2,145,000	1,991,547
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	6,221,000	4,356,418
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	2,145,000	1,317,810
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	3,593,772	1,042,194
		$10,944,585
U.S. Government Agencies and Equivalents – 0.6%
Small Business Administration, 4.86%, 1/01/2025	$738	$ 738
Small Business Administration, 4.625%, 2/01/2025	1,149	1,148
Small Business Administration, 5.11%, 4/01/2025	497	495
Small Business Administration, 4.43%, 5/01/2029	53,400	52,714
Small Business Administration, 3.21%, 9/01/2030	974,693	935,111
Small Business Administration, 3.25%, 11/01/2030	96,429	92,159
Small Business Administration, 2.85%, 9/01/2031	209,515	197,035
Small Business Administration, 2.37%, 8/01/2032	161,119	148,750
Small Business Administration, 2.13%, 1/01/2033	791,555	724,254
Small Business Administration, 2.21%, 2/01/2033	196,239	180,247
Small Business Administration, 2.22%, 3/01/2033	627,277	574,195
Small Business Administration, 2.08%, 4/01/2033	1,188,280	1,081,910
Small Business Administration, 2.45%, 6/01/2033	1,173,898	1,070,736
Small Business Administration, 3.15%, 7/01/2033	1,582,836	1,495,269
Small Business Administration, 3.16%, 8/01/2033	1,835,858	1,726,570
Small Business Administration, 3.62%, 9/01/2033	1,496,897	1,423,970
		$9,705,301
U.S. Treasury Obligations – 20.2%
U.S. Treasury Bonds, 1.375%, 11/15/2040 (f)	$30,300,000	$ 18,753,759
U.S. Treasury Bonds, 1.75%, 8/15/2041	9,700,000	6,281,072
U.S. Treasury Bonds, 2.375%, 2/15/2042	9,900,000	7,047,401
U.S. Treasury Bonds, 4%, 11/15/2042	17,580,000	15,818,053
U.S. Treasury Bonds, 4.375%, 8/15/2043	9,600,000	9,032,856
U.S. Treasury Bonds, 4.75%, 11/15/2043	30,400,000	30,016,229
U.S. Treasury Bonds, 4.5%, 2/15/2044	31,600,000	30,161,234
U.S. Treasury Bonds, 4.25%, 2/15/2054	14,500,000	13,227,629
U.S. Treasury Notes, 5%, 8/31/2025	7,000,000	7,033,797
U.S. Treasury Notes, 4.375%, 12/15/2026	25,000,000	25,056,646
U.S. Treasury Notes, 4.125%, 2/15/2027	71,000,000	70,806,509
U.S. Treasury Notes, 4.125%, 7/31/2028	70,400,000	69,914,144
U.S. Treasury Notes, 4.25%, 6/30/2029	3,500,000	3,480,626
		$306,629,955
Utilities - Electric Power – 1.4%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$2,985,000	$ 3,076,465
Calpine Corp., 3.75%, 3/01/2031 (n)	3,680,000	3,289,151
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	746,000	830,774
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	5,303,000	4,503,824
Pacific Gas & Electric Co., 3%, 6/15/2028	2,630,000	2,464,360
9

MFS Total Return Bond Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Pacific Gas & Electric Co., 3.3%, 8/01/2040	$8,840,000	$ 6,614,728
		$20,779,302
Total Bonds (Identified Cost, $1,573,354,339)		$1,485,457,646
Mutual Funds (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 4.49% (v) (Identified Cost, $37,504,211)	37,501,347	$ 37,508,847
Other Assets, Less Liabilities – (0.3)%		(4,948,039)
Net Assets – 100.0%		$1,518,018,454
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $37,508,847 and $1,485,457,646, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $380,450,191, representing 25.1% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
PFP III 2021-8 Ltd., “D”, FLR, 6.661% ((SOFR - 1mo. + 0.11448%) + 2.15%), 8/09/2037	01/26/22	$3,704,025	$3,729,568
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

10

MFS Total Return Bond Series
Portfolio of Investments – continued
Derivative Contracts at 12/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	295	$60,654,766	March – 2025	$16,354
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	273	$29,021,180	March – 2025	$(143,202)
U.S. Treasury Ultra Bond 30 yr	Long	USD	655	77,883,593	March – 2025	(2,582,821)
U.S. Treasury Ultra Note 10 yr	Long	USD	134	14,915,875	March – 2025	(413,992)
						$(3,140,015)
At December 31, 2024, the fund had liquid securities with an aggregate value of $5,282,704 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
11

MFS Total Return Bond Series
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,573,354,339)	$1,485,457,646
Investments in affiliated issuers, at value (identified cost, $37,504,211)	37,508,847
Cash	703
Receivables for
TBA sale commitments	6,256,844
Fund shares sold	299,034
Interest	13,757,193
Other assets	4,275
Total assets	$1,543,284,542
Liabilities
Payables for
Net daily variation margin on open futures contracts	$350,217
Investments purchased	3,690,506
TBA purchase commitments	20,248,626
Fund shares reacquired	706,829
Payable to affiliates
Investment adviser	40,305
Administrative services fee	1,262
Shareholder servicing costs	466
Distribution and/or service fees	10,156
Payable for independent Trustees' compensation	219
Accrued expenses and other liabilities	217,502
Total liabilities	$25,266,088
Net assets	$1,518,018,454
Net assets consist of
Paid-in capital	$1,710,314,410
Total distributable earnings (loss)	(192,295,956)
Net assets	$1,518,018,454
Shares of beneficial interest outstanding	133,363,650
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$774,145,464	67,339,258	$11.50
Service Class	743,872,990	66,024,392	11.27
See Notes to Financial Statements
12

MFS Total Return Bond Series
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/24
Net investment income (loss)
Income
Interest	$70,335,316
Dividends from affiliated issuers	1,909,587
Other	1,037
Total investment income	$72,245,940
Expenses
Management fee	$7,629,629
Distribution and/or service fees	1,906,079
Shareholder servicing costs	6,283
Administrative services fee	227,995
Independent Trustees' compensation	27,374
Custodian fee	81,903
Shareholder communications	73,065
Audit and tax fees	94,943
Legal fees	8,610
Miscellaneous	92,955
Total expenses	$10,148,836
Reduction of expenses by investment adviser	(201,825)
Net expenses	$9,947,011
Net investment income (loss)	$62,298,929
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(13,940,792)
Affiliated issuers	6,441
Futures contracts	(848,691)
Foreign currency	(3)
Net realized gain (loss)	$(14,783,045)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$3,648,008
Affiliated issuers	206
Futures contracts	(14,511,024)
Net unrealized gain (loss)	$(10,862,810)
Net realized and unrealized gain (loss)	$(25,645,855)
Change in net assets from operations	$36,653,074
See Notes to Financial Statements
13

MFS Total Return Bond Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/24	12/31/23
Change in net assets
From operations
Net investment income (loss)	$62,298,929	$61,421,810
Net realized gain (loss)	(14,783,045)	(47,100,567)
Net unrealized gain (loss)	(10,862,810)	90,941,137
Change in net assets from operations	$36,653,074	$105,262,380
Total distributions to shareholders	$(63,326,656)	$(47,036,950)
Change in net assets from fund share transactions	$8,242,307	$(53,888,548)
Total change in net assets	$(18,431,275)	$4,336,882
Net assets
At beginning of period	1,536,449,729	1,532,112,847
At end of period	$1,518,018,454	$1,536,449,729
See Notes to Financial Statements
14

MFS Total Return Bond Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.70	$11.26	$13.63	$14.12	$13.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.49	$0.48	$0.36	$0.29	$0.37
Net realized and unrealized gain (loss)	(0.18)	0.33	(2.25)	(0.40)	0.76
Total from investment operations	$0.31	$0.81	$(1.89)	$(0.11)	$1.13
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.37)	$(0.34)	$(0.38)	$(0.49)
From net realized gain	—	—	(0.14)	(0.00)(w)	—
Total distributions declared to shareholders	$(0.51)	$(0.37)	$(0.48)	$(0.38)	$(0.49)
Net asset value, end of period (x)	$11.50	$11.70	$11.26	$13.63	$14.12
Total return (%) (k)(r)(s)(x)	2.55	7.38	(13.93)	(0.81)	8.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.54	0.54	0.54	0.54	0.54
Expenses after expense reductions	0.53	0.52	0.53	0.53	0.53
Net investment income (loss)	4.21	4.17	2.94	2.10	2.71
Portfolio turnover rate	66	58	120	161	112
Net assets at end of period (000 omitted)	$774,145	$752,929	$730,323	$928,578	$921,342
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	30	39	N/A	N/A	N/A

See Notes to Financial Statements
15

MFS Total Return Bond Series
Financial Highlights - continued
Service Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.47	$11.04	$13.37	$13.86	$13.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.45	$0.44	$0.32	$0.25	$0.33
Net realized and unrealized gain (loss)	(0.17)	0.33	(2.21)	(0.40)	0.74
Total from investment operations	$0.28	$0.77	$(1.89)	$(0.15)	$1.07
Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.34)	$(0.30)	$(0.34)	$(0.45)
From net realized gain	—	—	(0.14)	(0.00)(w)	—
Total distributions declared to shareholders	$(0.48)	$(0.34)	$(0.44)	$(0.34)	$(0.45)
Net asset value, end of period (x)	$11.27	$11.47	$11.04	$13.37	$13.86
Total return (%) (k)(r)(s)(x)	2.33	7.13	(14.18)	(1.07)	8.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79	0.79	0.79	0.79	0.79
Expenses after expense reductions	0.78	0.77	0.78	0.78	0.78
Net investment income (loss)	3.96	3.92	2.68	1.85	2.46
Portfolio turnover rate	66	58	120	161	112
Net assets at end of period (000 omitted)	$743,873	$783,521	$801,789	$1,043,338	$1,090,009
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	30	39	N/A	N/A	N/A
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate (excluding TBA transactions) is disclosed beginning with the period ending December 31, 2023. Refer to Note 2 for more information on TBA transactions and mortgage dollar rolls.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
16

MFS Total Return Bond Series
Notes to Financial Statements
(1)  Business and Organization
MFS Total Return Bond Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Management Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
17

MFS Total Return Bond Series
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$316,335,256	$—	$316,335,256
Non - U.S. Sovereign Debt	—	1,827,786	—	1,827,786
Municipal Bonds	—	25,868,577	—	25,868,577
U.S. Corporate Bonds	—	396,273,553	—	396,273,553
Residential Mortgage-Backed Securities	—	334,913,588	—	334,913,588
Commercial Mortgage-Backed Securities	—	102,861,943	—	102,861,943
Asset-Backed Securities (including CDOs)	—	162,154,552	—	162,154,552
Foreign Bonds	—	145,222,391	—	145,222,391
Investment Companies	37,508,847	—	—	37,508,847
Total	$37,508,847	$1,485,457,646	$—	$1,522,966,493
Other Financial Instruments
Futures Contracts – Assets	$16,354	$—	$—	$16,354
Futures Contracts – Liabilities	(3,140,015)	—	—	(3,140,015)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
18

MFS Total Return Bond Series
Notes to Financial Statements  - continued
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$16,354	$(3,140,015)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended December 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(848,691)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended December 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(14,511,024)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
19

MFS Total Return Bond Series
Notes to Financial Statements  - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. As such, these transactions may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates including and excluding TBA transactions are presented in the Financial Highlights. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until
20

MFS Total Return Bond Series
Notes to Financial Statements  - continued
settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/24	Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$63,326,656	$47,036,950
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/24
Cost of investments	$1,612,033,913
Gross appreciation	6,809,226
Gross depreciation	(99,000,307)
Net unrealized appreciation (depreciation)	$(92,191,081)
Undistributed ordinary income	64,313,587
Capital loss carryforwards	(164,418,462)
Total distributable earnings (loss)	$(192,295,956)
21

MFS Total Return Bond Series
Notes to Financial Statements  - continued
As of December 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(50,334,133)
Long-Term	(114,084,329)
Total	$(164,418,462)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/24	Year ended 12/31/23
Initial Class	$32,633,143	$23,510,514
Service Class	30,693,513	23,526,436
Total	$63,326,656	$47,036,950
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.50%
In excess of $2.5 billion and up to $5 billion	0.45%
In excess of $5 billion	0.40%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the year ended December 31, 2024, this management fee reduction amounted to $201,825, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2024, the fee was $4,626, which equated to 0.0003% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2024, these costs amounted to $1,657.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.0149% of the fund's average daily net assets.
22

MFS Total Return Bond Series
Notes to Financial Statements  - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 4 shares of Service Class for an aggregate amount of $42.
(4)  Portfolio Securities
For the year ended December 31, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$858,537,795	$886,952,060
Non-U.S. Government securities	136,333,299	118,000,663
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	9,941,803	$115,784,755	6,642,627	$76,276,502
Service Class	7,771,837	88,796,753	7,562,789	85,214,347
	17,713,640	$204,581,508	14,205,416	$161,490,849
Shares issued to shareholders in reinvestment of distributions
Initial Class	2,742,102	$32,027,751	2,091,130	$23,044,258
Service Class	2,678,317	30,693,513	2,176,359	23,526,436
	5,420,419	$62,721,264	4,267,489	$46,570,694
Shares reacquired
Initial Class	(9,712,558)	$(113,477,404)	(9,248,852)	$(105,025,789)
Service Class	(12,722,949)	(145,583,061)	(14,050,307)	(156,924,302)
	(22,435,507)	$(259,060,465)	(23,299,159)	$(261,950,091)
Net change
Initial Class	2,971,347	$34,335,102	(515,095)	$(5,705,029)
Service Class	(2,272,795)	(26,092,795)	(4,311,159)	(48,183,519)
	698,552	$8,242,307	(4,826,254)	$(53,888,548)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of approximately 7% and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Growth Allocation Portfolio was the owner of record of less than 1% of the value of the outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on
23

MFS Total Return Bond Series
Notes to Financial Statements  - continued
the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2024, the fund’s commitment fee and interest expense were $7,488 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended December 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$31,028,388	$337,597,767	$331,123,955	$6,441	$206	$37,508,847
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,909,587	$—
(8)  LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
24

MFS Total Return Bond Series
Notes to Financial Statements  - continued
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
25

MFS Total Return Bond Series
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Total Return Bond Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Total Return Bond Series (the “Fund”), including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
26

MFS Total Return Bond Series
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	9,098,725,512.948	403,963,838.206
John A. Caroselli	9,123,794,334.897	378,903,086.092
Maureen R. Goldfarb	9,131,741,064.008	370,956,107.431
Peter D. Jones	9,135,912,882.747	366,784,288.692
John P. Kavanaugh	9,117,577,894.276	385,119,277.163
James W. Kilman, Jr.	9,127,359,703.206	375,337,468.233
Clarence Otis, Jr.	9,100,945,270.567	401,751,900.872
Michael W. Roberge	9,136,459,903.803	366,237,267.636
Maryanne L. Roepke	9,135,441,778.415	367,255,393.024
Paula E. Smith	9,145,606,342.349	357,090,829.090
Laurie J. Thomsen	9,137,717,573.994	364,979,597.444
Darrell A. Williams	9,114,942,928.650	387,754,242.789
27

MFS Total Return Bond Series
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
28

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Bond Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Total Return Bond Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Total Return Bond Series.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
29

MFS Total Return Bond Series
Board Review of Investment Advisory Agreement
MFS Total Return Bond Series
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 1st quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
30

MFS Total Return Bond Series
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion and $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
31

MFS Research Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Research Series
Portfolio of Investments − 12/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 3.1%
Boeing Co. (a)	30,223	$ 5,349,471
General Dynamics Corp.	16,996	4,478,276
Honeywell International, Inc.	21,761	4,915,592
Howmet Aerospace, Inc.	54,217	5,929,714
Leidos Holdings, Inc.	23,082	3,325,193
		$23,998,246
Alcoholic Beverages – 0.4%
Constellation Brands, Inc., “A”	13,566	$ 2,998,086
Apparel Manufacturers – 0.6%
NIKE, Inc., “B”	63,261	$ 4,786,960
Automotive – 0.4%
Aptiv PLC (a)	55,567	$ 3,360,692
Biotechnology – 0.3%
Illumina, Inc. (a)	16,829	$ 2,248,859
Broadcasting – 1.1%
Walt Disney Co.	75,138	$ 8,366,616
Brokerage & Asset Managers – 2.0%
Charles Schwab Corp.	91,890	$ 6,800,779
CME Group, Inc.	27,162	6,307,831
KKR & Co., Inc.	16,368	2,420,991
		$15,529,601
Business Services – 2.8%
Accenture PLC, “A”	31,759	$ 11,172,499
Fiserv, Inc. (a)	25,583	5,255,260
TransUnion	56,378	5,226,804
		$21,654,563
Cable TV – 0.2%
Cable One, Inc.	4,355	$ 1,577,033
Computer Software – 13.9%
Atlassian Corp. (a)	20,913	$ 5,089,806
Cadence Design Systems, Inc. (a)	30,163	9,062,775
Constellation Software, Inc.	1,963	6,070,026
HubSpot, Inc. (a)	4,809	3,350,767
Microsoft Corp. (s)	138,840	58,521,060
Okta, Inc. (a)	23,857	1,879,931
Salesforce, Inc.	41,655	13,926,516
ServiceNow, Inc. (a)	5,234	5,548,668
Tyler Technologies, Inc. (a)	5,620	3,240,717
		$106,690,266
VFRFS-ANN
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MFS Research Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 5.0%
Apple, Inc.	129,134	$ 32,337,736
CDW Corp.	14,061	2,447,176
EPAM Systems, Inc. (a)	14,780	3,455,860
		$38,240,772
Construction – 1.5%
Builders FirstSource, Inc. (a)	18,366	$ 2,625,053
CRH PLC	42,708	3,951,344
Sherwin-Williams Co.	14,970	5,088,752
		$11,665,149
Consumer Products – 1.6%
Colgate-Palmolive Co.	48,640	$ 4,421,863
Estée Lauder Cos., Inc., “A”	27,086	2,030,908
International Flavors & Fragrances, Inc.	28,575	2,416,016
Kenvue, Inc.	167,338	3,572,666
		$12,441,453
Consumer Services – 0.9%
Booking Holdings, Inc.	1,392	$ 6,916,041
Electrical Equipment – 1.2%
Johnson Controls International PLC	69,144	$ 5,457,536
TE Connectivity PLC	24,404	3,489,040
		$8,946,576
Electronics – 8.3%
Lam Research Corp.	80,858	$ 5,840,373
Marvell Technology, Inc.	66,194	7,311,127
NVIDIA Corp.	345,987	46,462,594
NXP Semiconductors N.V.	20,303	4,219,979
		$63,834,073
Energy - Independent – 1.9%
ConocoPhillips	75,189	$ 7,456,493
Hess Corp.	35,931	4,779,182
Valero Energy Corp.	19,228	2,357,161
		$14,592,836
Energy - Integrated – 0.8%
Exxon Mobil Corp.	59,184	$ 6,366,423
Food & Beverages – 1.6%
General Mills, Inc.	41,119	$ 2,622,158
Mondelez International, Inc.	64,178	3,833,352
PepsiCo, Inc.	39,865	6,061,872
		$12,517,382
Gaming & Lodging – 0.7%
Hilton Worldwide Holdings, Inc.	20,322	$ 5,022,786
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MFS Research Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 1.2%
Cigna Group	24,230	$ 6,690,872
Humana, Inc.	10,801	2,740,322
		$9,431,194
Insurance – 2.8%
Aon PLC	18,491	$ 6,641,228
Chubb Ltd.	35,348	9,766,652
Willis Towers Watson PLC	15,325	4,800,403
		$21,208,283
Internet – 9.1%
Alphabet, Inc., “A” (s)	172,222	$ 32,601,625
Alphabet, Inc., “C”	22,767	4,335,747
Gartner, Inc. (a)	10,731	5,198,847
Meta Platforms, Inc., “A”	47,025	27,533,608
		$69,669,827
Leisure & Toys – 0.6%
Electronic Arts, Inc.	30,641	$ 4,482,778
Machinery & Tools – 2.7%
Eaton Corp. PLC	19,547	$ 6,487,063
Ingersoll Rand, Inc.	17,688	1,600,056
Nordson Corp.	15,274	3,195,932
Regal Rexnord Corp.	25,667	3,981,722
Wabtec Corp.	28,745	5,449,764
		$20,714,537
Major Banks – 4.3%
JPMorgan Chase & Co.	73,343	$ 17,581,051
Morgan Stanley	57,481	7,226,511
PNC Financial Services Group, Inc.	43,510	8,390,903
		$33,198,465
Medical & Health Technology & Services – 1.0%
ICON PLC (a)	12,199	$ 2,558,252
McKesson Corp.	8,530	4,861,333
		$7,419,585
Medical Equipment – 4.2%
Agilent Technologies, Inc.	37,311	$ 5,012,360
Becton, Dickinson and Co.	25,216	5,720,754
Boston Scientific Corp. (a)	66,571	5,946,122
Medtronic PLC	89,157	7,121,861
STERIS PLC	20,607	4,235,975
Waters Corp. (a)	11,489	4,262,189
		$32,299,261
Natural Gas - Pipeline – 0.3%
Cheniere Energy, Inc.	9,707	$ 2,085,743
Network & Telecom – 0.5%
Qualcomm, Inc.	23,712	$ 3,642,637
3

MFS Research Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.2%
TechnipFMC PLC	55,744	$ 1,613,231
Other Banks & Diversified Financials – 4.1%
Moody's Corp.	9,043	$ 4,280,685
Northern Trust Corp.	39,243	4,022,408
Visa, Inc., “A”	74,102	23,419,196
		$31,722,289
Pharmaceuticals – 4.0%
AbbVie, Inc.	50,857	$ 9,037,289
Eli Lilly & Co.	1,955	1,509,260
Johnson & Johnson	66,181	9,571,096
Pfizer, Inc.	188,282	4,995,122
Vertex Pharmaceuticals, Inc. (a)	12,967	5,221,811
		$30,334,578
Railroad & Shipping – 0.6%
Canadian Pacific Kansas City Ltd.	62,951	$ 4,555,764
Real Estate - Storage – 0.5%
Extra Space Storage, Inc., REIT	27,575	$ 4,125,220
Restaurants – 1.3%
Aramark	141,400	$ 5,275,634
U.S. Foods Holding Corp. (a)	73,351	4,948,258
		$10,223,892
Specialty Chemicals – 1.8%
Air Products & Chemicals, Inc.	16,623	$ 4,821,335
Corteva, Inc.	66,335	3,778,441
DuPont de Nemours, Inc.	64,675	4,931,469
		$13,531,245
Specialty Stores – 7.2%
Amazon.com, Inc. (a)(s)	181,461	$ 39,810,729
Home Depot, Inc.	24,529	9,541,536
Ross Stores, Inc.	36,794	5,565,828
		$54,918,093
Telecommunications - Wireless – 1.5%
Rogers Communications, Inc., “B”	109,545	$ 3,367,626
SBA Communications Corp., REIT	38,370	7,819,806
		$11,187,432
Trucking – 0.5%
J.B. Hunt Transport Services, Inc.	22,789	$ 3,889,171
Utilities - Electric Power – 2.5%
Alliant Energy Corp.	64,425	$ 3,810,095
Constellation Energy	9,302	2,080,950
Duke Energy Corp.	42,288	4,556,109
PG&E Corp.	265,717	5,362,169
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MFS Research Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
PPL Corp.	106,677	$ 3,462,736
		$19,272,059
Total Common Stocks (Identified Cost, $425,442,129)		$761,279,697
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	2,981	$ 0

Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 4.49% (v) (Identified Cost, $5,314,062)	5,313,481	$ 5,314,544
Other Assets, Less Liabilities – 0.1%		456,854
Net Assets – 100.0%		$767,051,095
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,314,544 and $761,279,697, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At December 31, 2024, the fund had cash collateral of $5,064 and other liquid securities collateral with an aggregate value of $564,816. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
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MFS Research Series
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $425,442,129)	$761,279,697
Investments in affiliated issuers, at value (identified cost, $5,314,062)	5,314,544
Deposits with brokers	5,064
Receivables for
Fund shares sold	596,294
Dividends	647,485
Other assets	2,373
Total assets	$767,845,457
Liabilities
Payables for
Fund shares reacquired	$658,995
Payable to affiliates
Investment adviser	22,803
Administrative services fee	670
Shareholder servicing costs	558
Distribution and/or service fees	4,266
Payable for independent Trustees' compensation	11
Accrued expenses and other liabilities	107,059
Total liabilities	$794,362
Net assets	$767,051,095
Net assets consist of
Paid-in capital	$343,573,455
Total distributable earnings (loss)	423,477,640
Net assets	$767,051,095
Shares of beneficial interest outstanding	21,749,281
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$457,305,541	12,850,913	$35.59
Service Class	309,745,554	8,898,368	34.81
See Notes to Financial Statements
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MFS Research Series
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/24
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$9,256,358
Dividends from affiliated issuers	266,183
Other	24,165
Income on securities loaned	95
Foreign taxes withheld	(33,087)
Total investment income	$9,513,714
Expenses
Management fee	$5,730,560
Distribution and/or service fees	795,402
Shareholder servicing costs	5,490
Administrative services fee	119,341
Independent Trustees' compensation	14,783
Custodian fee	37,187
Shareholder communications	25,471
Audit and tax fees	70,833
Legal fees	4,039
Dividend and interest expense on securities sold short	23,302
Interest expense and fees	4,782
Miscellaneous	31,209
Total expenses	$6,862,399
Reduction of expenses by investment adviser	(183,457)
Net expenses	$6,678,942
Net investment income (loss)	$2,834,772
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$87,264,848
Affiliated issuers	358
Securities sold short	545,003
Foreign currency	(1,126)
Net realized gain (loss)	$87,809,083
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$40,572,377
Affiliated issuers	(167)
Securities sold short	(468,465)
Translation of assets and liabilities in foreign currencies	(547)
Net unrealized gain (loss)	$40,103,198
Net realized and unrealized gain (loss)	$127,912,281
Change in net assets from operations	$130,747,053
See Notes to Financial Statements
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MFS Research Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/24	12/31/23
Change in net assets
From operations
Net investment income (loss)	$2,834,772	$3,829,380
Net realized gain (loss)	87,809,083	43,963,174
Net unrealized gain (loss)	40,103,198	95,139,936
Change in net assets from operations	$130,747,053	$142,932,490
Total distributions to shareholders	$(48,420,039)	$(40,656,283)
Change in net assets from fund share transactions	$(49,393,296)	$(63,758,641)
Total change in net assets	$32,933,718	$38,517,566
Net assets
At beginning of period	734,117,377	695,599,811
At end of period	$767,051,095	$734,117,377
See Notes to Financial Statements
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MFS Research Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$31.97	$27.74	$38.59	$32.87	$29.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.19	$0.21	$0.13	$0.18
Net realized and unrealized gain (loss)	5.76	5.86	(6.62)	7.92	4.62
Total from investment operations	$5.93	$6.05	$(6.41)	$8.05	$4.80
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.16)	$(0.16)	$(0.20)	$(0.22)
From net realized gain	(2.09)	(1.66)	(4.28)	(2.13)	(1.20)
Total distributions declared to shareholders	$(2.31)	$(1.82)	$(4.44)	$(2.33)	$(1.42)
Net asset value, end of period (x)	$35.59	$31.97	$27.74	$38.59	$32.87
Total return (%) (k)(r)(s)(x)	18.87	22.42	(17.21)	24.80	16.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79	0.82	0.82	0.80	0.82
Expenses after expense reductions	0.77	0.79	0.79	0.78	0.79
Net investment income (loss)	0.48	0.64	0.68	0.35	0.62
Portfolio turnover rate	22	22	24	19	39
Net assets at end of period (000 omitted)	$457,306	$423,942	$405,178	$384,928	$372,405
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.77	0.77	0.77	0.77	0.77

See Notes to Financial Statements
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MFS Research Series
Financial Highlights - continued
Service Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$31.32	$27.20	$37.92	$32.34	$29.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.12	$0.12	$0.04	$0.11
Net realized and unrealized gain (loss)	5.63	5.73	(6.50)	7.79	4.54
Total from investment operations	$5.71	$5.85	$(6.38)	$7.83	$4.65
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.07)	$(0.06)	$(0.12)	$(0.16)
From net realized gain	(2.09)	(1.66)	(4.28)	(2.13)	(1.20)
Total distributions declared to shareholders	$(2.22)	$(1.73)	$(4.34)	$(2.25)	$(1.36)
Net asset value, end of period (x)	$34.81	$31.32	$27.20	$37.92	$32.34
Total return (%) (k)(r)(s)(x)	18.56	22.12	(17.43)	24.51	16.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04	1.07	1.07	1.05	1.07
Expenses after expense reductions	1.02	1.04	1.04	1.03	1.04
Net investment income (loss)	0.22	0.40	0.39	0.10	0.37
Portfolio turnover rate	22	22	24	19	39
Net assets at end of period (000 omitted)	$309,746	$310,175	$290,421	$396,938	$375,322
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.02	1.02	1.02	1.02	1.02
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
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MFS Research Series
Notes to Financial Statements
(1)  Business and Organization
MFS Research Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Management Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be
11

MFS Research Series
Notes to Financial Statements  - continued
valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$743,334,937	$—	$—	$743,334,937
Canada	13,993,416	0	—	13,993,416
United Kingdom	3,951,344	—	—	3,951,344
Investment Companies	5,314,544	—	—	5,314,544
Total	$766,594,241	$0	$—	$766,594,241
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the year ended December 31, 2024, this expense amounted to $23,302. At December 31, 2024, the fund had no short sales outstanding.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the
12

MFS Research Series
Notes to Financial Statements  - continued
fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/24	Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$3,885,536	$2,769,284
Long-term capital gains	44,534,503	37,886,999
Total distributions	$48,420,039	$40,656,283
13

MFS Research Series
Notes to Financial Statements  - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/24
Cost of investments	$433,594,346
Gross appreciation	351,261,676
Gross depreciation	(18,261,781)
Net unrealized appreciation (depreciation)	$332,999,895
Undistributed ordinary income	9,944,759
Undistributed long-term capital gain	80,533,576
Other temporary differences	(590)
Total distributable earnings (loss)	$423,477,640
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/24	Year ended 12/31/23
Initial Class	$28,590,596	$23,516,766
Service Class	19,829,443	17,139,517
Total	$48,420,039	$40,656,283
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the year ended December 31, 2024, this management fee reduction amounted to $101,099, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
For the period from January 1, 2024 through July 31, 2024, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses did not exceed 0.77% of average daily net assets for the Initial Class shares and 1.02% of average daily net assets for the Service Class shares. This written agreement terminated on July 31, 2024. For the period from January 1, 2024 through July 31, 2024, this reduction amounted to $28,499, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2024, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses do not exceed 0.76% of average daily net assets for the Initial Class shares and 1.01% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the period from August 1, 2024 through December 31, 2024, this reduction amounted to $53,859, which is included in the reduction of total expenses in the Statement of Operations.
14

MFS Research Series
Notes to Financial Statements  - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2024, the fee was $3,418, which equated to 0.0004% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2024, these costs amounted to $2,072.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.0156% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 4 shares of Service Class for an aggregate amount of $153.
During the year ended December 31, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $388,161 and $80,200, respectively. The sales transactions resulted in net realized gains (losses) of $13,816.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2024, this reimbursement amounted to $12,186, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended December 31, 2024, purchases and sales of investments, other than short sales and short-term obligations, aggregated $163,284,813 and $259,161,263, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
15

MFS Research Series
Notes to Financial Statements  - continued
	Year ended 12/31/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	624,377	$21,767,236	885,857	$25,881,107
Service Class	342,690	11,629,854	453,869	13,191,893
	967,067	$33,397,090	1,339,726	$39,073,000
Shares issued to shareholders in reinvestment of distributions
Initial Class	839,665	$28,590,596	804,817	$23,516,766
Service Class	594,764	19,829,443	598,238	17,139,517
	1,434,429	$48,420,039	1,403,055	$40,656,283
Shares reacquired
Initial Class	(1,871,794)	$(64,806,038)	(3,040,890)	$(89,909,468)
Service Class	(1,941,171)	(66,404,387)	(1,828,510)	(53,578,456)
	(3,812,965)	$(131,210,425)	(4,869,400)	$(143,487,924)
Net change
Initial Class	(407,752)	$(14,448,206)	(1,350,216)	$(40,511,595)
Service Class	(1,003,717)	(34,945,090)	(776,403)	(23,247,046)
	(1,411,469)	$(49,393,296)	(2,126,619)	$(63,758,641)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 8%, 4%, and 2%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2024, the fund’s commitment fee and interest expense were $3,679 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended December 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,173,782	$112,880,158	$112,739,587	$358	$(167)	$5,314,544

16

MFS Research Series
Notes to Financial Statements  - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$266,183	$—
(8)  Subsequent Event
On February 7, 2025, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities and cash that were valued at $234,254,866. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $116,265,298 for the fund.
17

MFS Research Series
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Research Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Research Series (the “Fund”), including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
18

MFS Research Series
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	9,098,725,512.948	403,963,838.206
John A. Caroselli	9,123,794,334.897	378,903,086.092
Maureen R. Goldfarb	9,131,741,064.008	370,956,107.431
Peter D. Jones	9,135,912,882.747	366,784,288.692
John P. Kavanaugh	9,117,577,894.276	385,119,277.163
James W. Kilman, Jr.	9,127,359,703.206	375,337,468.233
Clarence Otis, Jr.	9,100,945,270.567	401,751,900.872
Michael W. Roberge	9,136,459,903.803	366,237,267.636
Maryanne L. Roepke	9,135,441,778.415	367,255,393.024
Paula E. Smith	9,145,606,342.349	357,090,829.090
Laurie J. Thomsen	9,137,717,573.994	364,979,597.444
Darrell A. Williams	9,114,942,928.650	387,754,242.789
19

MFS Research Series
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $48,988,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
20

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Research Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Research Series.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
21

MFS Research Series
Board Review of Investment Advisory Agreement
MFS Research Series
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 4th quintile for the one-year period and the 5th quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
22

MFS Research Series
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Broadridge expense group median. The Trustees also noted that MFS has agreed to further reduce the expense limitation for the Fund effective August 1, 2024, which may not be changed without the Trustees’ approval.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
23

MFS Global Equity Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Equity Series
Portfolio of Investments − 12/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 4.8%
Honeywell International, Inc.	4,541	$ 1,025,766
Melrose Industries PLC	67,784	469,948
MTU Aero Engines Holding AG	949	316,533
Rolls-Royce Holdings PLC (a)	60,638	431,640
		$2,243,887
Airlines – 0.9%
Aena SME S.A.	2,070	$ 422,512
Alcoholic Beverages – 5.2%
Carlsberg A.S., “B”	3,502	$ 335,645
Diageo PLC	24,900	790,997
Heineken N.V.	8,648	614,047
Pernod Ricard S.A.	6,030	674,410
		$2,415,099
Apparel Manufacturers – 4.1%
Burberry Group PLC	16,754	$ 204,134
Compagnie Financiere Richemont S.A.	5,404	821,125
LVMH Moet Hennessy Louis Vuitton SE	1,376	899,751
		$1,925,010
Automotive – 0.6%
Aptiv PLC (a)	4,812	$ 291,030
Broadcasting – 2.0%
Omnicom Group, Inc.	1,402	$ 120,628
Walt Disney Co.	4,963	552,630
WPP Group PLC	24,829	257,184
		$930,442
Brokerage & Asset Managers – 4.2%
Charles Schwab Corp.	16,068	$ 1,189,193
Deutsche Boerse AG	1,345	309,851
London Stock Exchange Group PLC	3,153	443,963
		$1,943,007
Business Services – 8.5%
Accenture PLC, “A”	1,767	$ 621,613
Brenntag AG	2,565	153,785
Cognizant Technology Solutions Corp., “A”	3,394	260,999
Compass Group PLC	9,485	315,292
Equifax, Inc.	977	248,988
Experian PLC	10,781	461,211
Fidelity National Information Services, Inc.	5,819	470,001
Fiserv, Inc. (a)	3,024	621,190
Intertek Group PLC	5,374	318,086
TransUnion	5,485	508,514
		$3,979,679
VGEFS-ANN
1

MFS Global Equity Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Cable TV – 1.9%
Comcast Corp., “A”	23,328	$ 875,500
Chemicals – 0.8%
PPG Industries, Inc.	3,039	$ 363,009
Computer Software – 6.5%
Check Point Software Technologies Ltd. (a)	3,430	$ 640,381
Microsoft Corp.	2,915	1,228,672
Oracle Corp.	4,169	694,722
Salesforce, Inc.	1,405	469,734
		$3,033,509
Computer Software - Systems – 3.7%
Amadeus IT Group S.A.	9,146	$ 643,396
Cap Gemini S.A.	4,694	765,715
Samsung Electronics Co. Ltd.	8,586	310,278
		$1,719,389
Construction – 0.6%
Otis Worldwide Corp.	2,886	$ 267,272
Consumer Products – 2.1%
International Flavors & Fragrances, Inc.	6,656	$ 562,765
Reckitt Benckiser Group PLC	7,200	435,631
		$998,396
Electrical Equipment – 4.5%
Amphenol Corp., “A”	4,541	$ 315,373
Legrand S.A.	6,123	592,558
Schneider Electric SE	4,829	1,193,713
		$2,101,644
Electronics – 1.1%
Hoya Corp.	2,600	$ 323,076
Microchip Technology, Inc.	2,967	170,157
		$493,233
Food & Beverages – 1.5%
Nestle S.A.	8,332	$ 687,455
Gaming & Lodging – 1.2%
Marriott International, Inc., “A”	1,418	$ 395,537
Whitbread PLC	4,721	174,115
		$569,652
Insurance – 3.8%
Aon PLC	1,951	$ 700,721
Willis Towers Watson PLC	3,480	1,090,075
		$1,790,796
Internet – 3.3%
Alphabet, Inc., “A”	6,359	$ 1,203,759
eBay, Inc.	5,179	320,839
		$1,524,598
2

MFS Global Equity Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.1%
Carrier Global Corp.	2,388	$ 163,005
Kubota Corp.	28,400	328,185
		$491,190
Major Banks – 4.2%
Erste Group Bank AG	5,603	$ 346,259
Goldman Sachs Group, Inc.	1,327	759,867
UBS Group AG	28,386	867,328
		$1,973,454
Medical Equipment – 12.6%
Abbott Laboratories	4,169	$ 471,556
Becton, Dickinson and Co.	3,871	878,214
Boston Scientific Corp. (a)	5,574	497,870
Cooper Companies, Inc. (a)	4,319	397,046
EssilorLuxottica	960	233,279
Medtronic PLC	13,176	1,052,499
Olympus Corp.	32,600	485,562
STERIS PLC	1,661	341,435
Thermo Fisher Scientific, Inc.	1,922	999,882
Waters Corp. (a)	1,375	510,097
		$5,867,440
Other Banks & Diversified Financials – 5.8%
American Express Co.	2,875	$ 853,271
Grupo Financiero Banorte S.A. de C.V.	14,954	96,081
Julius Baer Group Ltd.	2,980	192,614
Visa, Inc., “A”	4,895	1,547,016
		$2,688,982
Pharmaceuticals – 3.4%
Merck KGaA	4,613	$ 668,495
Roche Holding AG	3,163	890,470
		$1,558,965
Railroad & Shipping – 4.1%
Canadian National Railway Co.	6,041	$ 613,222
Canadian Pacific Kansas City Ltd.	10,361	749,826
Union Pacific Corp.	2,329	531,105
		$1,894,153
Specialty Chemicals – 4.8%
Air Liquide S.A.	2,568	$ 415,175
Air Products & Chemicals, Inc.	2,474	717,559
Akzo Nobel N.V.	4,518	271,251
Linde PLC	2,021	846,132
		$2,250,117
Specialty Stores – 0.5%
Hermes International	97	$ 231,422
Telecommunications - Wireless – 1.0%
Cellnex Telecom S.A.	14,526	$ 457,913
3

MFS Global Equity Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 0.6%
United Parcel Service, Inc., “B”	2,280	$ 287,508
Total Common Stocks (Identified Cost, $24,913,693)		$46,276,263
Mutual Funds (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 4.49% (v) (Identified Cost, $199,372)	199,342	$ 199,383
Other Assets, Less Liabilities – 0.2%		102,006
Net Assets – 100.0%		$46,577,652
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $199,383 and $46,276,263, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
4

MFS Global Equity Series
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $24,913,693)	$46,276,263
Investments in affiliated issuers, at value (identified cost, $199,372)	199,383
Cash	3,019
Foreign currency, at value (identified cost, $138)	138
Receivables for
Fund shares sold	66,944
Dividends	123,234
Receivable from investment adviser	13,882
Other assets	405
Total assets	$46,683,268
Liabilities
Payables for
Fund shares reacquired	$20,262
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	87
Distribution and/or service fees	135
Payable for independent Trustees' compensation	5
Payable for custodian fee	15,240
Payable for audit and tax fees	38,698
Payable for shareholder communications	27,918
Accrued expenses and other liabilities	3,175
Total liabilities	$105,616
Net assets	$46,577,652
Net assets consist of
Paid-in capital	$18,364,815
Total distributable earnings (loss)	28,212,837
Net assets	$46,577,652
Shares of beneficial interest outstanding	2,205,902
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$36,771,885	1,737,396	$21.16
Service Class	9,805,767	468,506	20.93
See Notes to Financial Statements
5

MFS Global Equity Series
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/24
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$888,709
Dividends from affiliated issuers	15,117
Income on securities loaned	560
Other	47
Foreign taxes withheld	(59,475)
Total investment income	$844,958
Expenses
Management fee	$451,152
Distribution and/or service fees	26,099
Shareholder servicing costs	1,030
Administrative services fee	17,593
Independent Trustees' compensation	3,034
Custodian fee	24,274
Shareholder communications	13,257
Audit and tax fees	72,660
Legal fees	270
Miscellaneous	27,279
Total expenses	$636,648
Reduction of expenses by investment adviser	(148,342)
Net expenses	$488,306
Net investment income (loss)	$356,652
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$7,003,163
Affiliated issuers	80
Foreign currency	4,083
Net realized gain (loss)	$7,007,326
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(4,431,192)
Affiliated issuers	11
Translation of assets and liabilities in foreign currencies	(10,845)
Net unrealized gain (loss)	$(4,442,026)
Net realized and unrealized gain (loss)	$2,565,300
Change in net assets from operations	$2,921,952
See Notes to Financial Statements
6

MFS Global Equity Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/24	12/31/23
Change in net assets
From operations
Net investment income (loss)	$356,652	$440,943
Net realized gain (loss)	7,007,326	2,953,257
Net unrealized gain (loss)	(4,442,026)	3,363,208
Change in net assets from operations	$2,921,952	$6,757,408
Total distributions to shareholders	$(3,359,613)	$(2,572,354)
Change in net assets from fund share transactions	$(5,264,917)	$(1,217,520)
Total change in net assets	$(5,702,578)	$2,967,534
Net assets
At beginning of period	52,280,230	49,312,696
At end of period	$46,577,652	$52,280,230
See Notes to Financial Statements
7

MFS Global Equity Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$21.47	$19.82	$26.90	$24.57	$22.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.19	$0.16	$0.12	$0.16
Net realized and unrealized gain (loss)	1.04	2.55	(4.91)	4.07	2.73
Total from investment operations	$1.21	$2.74	$(4.75)	$4.19	$2.89
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.17)	$(0.12)	$(0.17)	$(0.26)
From net realized gain	(1.31)	(0.92)	(2.21)	(1.69)	(0.85)
Total distributions declared to shareholders	$(1.52)	$(1.09)	$(2.33)	$(1.86)	$(1.11)
Net asset value, end of period (x)	$21.16	$21.47	$19.82	$26.90	$24.57
Total return (%) (k)(r)(s)(x)	5.58	14.18	(17.73)	17.21	13.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.22	1.17	1.17	1.13	1.16
Expenses after expense reductions	0.92	0.92	0.92	0.92	0.92
Net investment income (loss)	0.76	0.91	0.74	0.45	0.75
Portfolio turnover rate	20	9	7	12	12
Net assets at end of period (000 omitted)	$36,772	$42,288	$39,840	$51,966	$46,879
Service Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$21.25	$19.62	$26.64	$24.37	$22.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.14	$0.11	$0.05	$0.10
Net realized and unrealized gain (loss)	1.04	2.51	(4.87)	4.03	2.71
Total from investment operations	$1.15	$2.65	$(4.76)	$4.08	$2.81
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.10)	$(0.05)	$(0.12)	$(0.21)
From net realized gain	(1.31)	(0.92)	(2.21)	(1.69)	(0.85)
Total distributions declared to shareholders	$(1.47)	$(1.02)	$(2.26)	$(1.81)	$(1.06)
Net asset value, end of period (x)	$20.93	$21.25	$19.62	$26.64	$24.37
Total return (%) (k)(r)(s)(x)	5.36	13.88	(17.94)	16.88	13.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.47	1.42	1.42	1.38	1.41
Expenses after expense reductions	1.17	1.17	1.17	1.17	1.17
Net investment income (loss)	0.51	0.66	0.49	0.19	0.48
Portfolio turnover rate	20	9	7	12	12
Net assets at end of period (000 omitted)	$9,806	$9,993	$9,473	$14,744	$13,469

See Notes to Financial Statements
8

MFS Global Equity Series
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
9

MFS Global Equity Series
Notes to Financial Statements
(1)  Business and Organization
MFS Global Equity Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Management Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and
10

MFS Global Equity Series
Notes to Financial Statements  - continued
procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$25,422,749	$—	$—	$25,422,749
France	—	5,006,023	—	5,006,023
United Kingdom	2,877,601	1,424,600	—	4,302,201
Switzerland	3,458,992	—	—	3,458,992
Spain	—	1,523,821	—	1,523,821
Germany	1,448,664	—	—	1,448,664
Canada	1,363,048	—	—	1,363,048
Japan	—	1,136,823	—	1,136,823
Netherlands	271,251	614,047	—	885,298
Other Countries	1,728,644	—	—	1,728,644
Investment Companies	199,383	—	—	199,383
Total	$36,770,332	$9,705,314	$—	$46,475,646
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the
11

MFS Global Equity Series
Notes to Financial Statements  - continued
fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/24	Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$499,362	$369,097
Long-term capital gains	2,860,251	2,203,257
Total distributions	$3,359,613	$2,572,354
The federal tax cost and the tax basis components of distributable earnings were as follows:
12

MFS Global Equity Series
Notes to Financial Statements  - continued
As of 12/31/24
Cost of investments	$25,613,393
Gross appreciation	22,013,911
Gross depreciation	(1,151,658)
Net unrealized appreciation (depreciation)	$20,862,253
Undistributed ordinary income	549,497
Undistributed long-term capital gain	6,806,403
Other temporary differences	(5,316)
Total distributable earnings (loss)	$28,212,837
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/24	Year ended 12/31/23
Initial Class	$2,611,975	$2,088,563
Service Class	747,638	483,791
Total	$3,359,613	$2,572,354
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the year ended December 31, 2024, this management fee reduction amounted to $6,627, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.92% of average daily net assets for the Initial Class shares and 1.17% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the year ended December 31, 2024, this reduction amounted to $141,715, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these
13

MFS Global Equity Series
Notes to Financial Statements  - continued
participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2024, the fee was $722, which equated to 0.0014% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2024, these costs amounted to $308.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.0351% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the year ended December 31, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $391,395 and $49,118, respectively. The sales transactions resulted in net realized gains (losses) of $44,980.
(4)  Portfolio Securities
For the year ended December 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $10,119,248 and $18,230,791, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	106,934	$2,351,455	193,835	$4,012,208
Service Class	182,955	4,003,280	73,640	1,532,889
	289,889	$6,354,735	267,475	$5,545,097
Shares issued to shareholders in reinvestment of distributions
Initial Class	122,284	$2,611,975	103,805	$2,088,563
Service Class	35,366	747,638	24,262	483,791
	157,650	$3,359,613	128,067	$2,572,354
Shares reacquired
Initial Class	(461,682)	$(10,187,823)	(338,228)	$(7,062,214)
Service Class	(220,008)	(4,791,442)	(110,591)	(2,272,757)
	(681,690)	$(14,979,265)	(448,819)	$(9,334,971)
14

MFS Global Equity Series
Notes to Financial Statements  - continued
	Year ended 12/31/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Net change
Initial Class	(232,464)	$(5,224,393)	(40,588)	$(961,443)
Service Class	(1,687)	(40,524)	(12,689)	(256,077)
	(234,151)	$(5,264,917)	(53,277)	$(1,217,520)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2024, the fund’s commitment fee and interest expense were $247 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended December 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,736	$11,136,071	$10,938,515	$80	$11	$199,383
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$15,117	$—
15

MFS Global Equity Series
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Global Equity Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Global Equity Series (the “Fund”), including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
16

MFS Global Equity Series
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	9,098,725,512.948	403,963,838.206
John A. Caroselli	9,123,794,334.897	378,903,086.092
Maureen R. Goldfarb	9,131,741,064.008	370,956,107.431
Peter D. Jones	9,135,912,882.747	366,784,288.692
John P. Kavanaugh	9,117,577,894.276	385,119,277.163
James W. Kilman, Jr.	9,127,359,703.206	375,337,468.233
Clarence Otis, Jr.	9,100,945,270.567	401,751,900.872
Michael W. Roberge	9,136,459,903.803	366,237,267.636
Maryanne L. Roepke	9,135,441,778.415	367,255,393.024
Paula E. Smith	9,145,606,342.349	357,090,829.090
Laurie J. Thomsen	9,137,717,573.994	364,979,597.444
Darrell A. Williams	9,114,942,928.650	387,754,242.789
17

MFS Global Equity Series
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $3,147,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 56.84% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
Income derived from foreign sources was $602,530. The fund intends to pass through foreign tax credits of $55,383 for the fiscal year.
18

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Equity Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Equity Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Equity Series.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
19

MFS Global Equity Series
Board Review of Investment Advisory Agreement
MFS Global Equity Series
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 5th quintile for each of the one- and three-year periods ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  The Trustees noted that the total return performance (Class I shares) of the Fund’s retail counterpart, MFS Global Equity Fund, which has substantially similar investment strategies, was in the 3rd quintile relative to
20

MFS Global Equity Series
Board Review of Investment Advisory Agreement - continued
the other funds in its Broadridge performance universe for the five-year period ended December 31, 2023. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
21

MFS Investors Trust Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Investors Trust Series
Portfolio of Investments − 12/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 2.8%
Honeywell International, Inc.	37,204	$ 8,404,012
Howmet Aerospace, Inc.	129,922	14,209,569
		$22,613,581
Alcoholic Beverages – 1.2%
Diageo PLC	209,606	$ 6,658,544
Pernod Ricard S.A.	27,161	3,037,753
		$9,696,297
Apparel Manufacturers – 0.8%
LVMH Moet Hennessy Louis Vuitton SE	10,219	$ 6,682,093
Brokerage & Asset Managers – 1.6%
CME Group, Inc.	55,820	$ 12,963,079
Business Services – 2.2%
Fiserv, Inc. (a)	86,721	$ 17,814,228
Computer Software – 13.6%
Check Point Software Technologies Ltd. (a)	75,233	$ 14,046,001
Dun & Bradstreet Holdings, Inc.	720,661	8,979,436
Microsoft Corp.	159,834	67,370,031
Salesforce, Inc.	62,513	20,899,971
		$111,295,439
Computer Software - Systems – 4.7%
Apple, Inc.	146,507	$ 36,688,283
EPAM Systems, Inc. (a)	6,793	1,588,339
		$38,276,622
Construction – 0.9%
Allegion PLC	55,798	$ 7,291,683
Consumer Products – 3.7%
Colgate-Palmolive Co.	75,503	$ 6,863,978
Kenvue, Inc.	591,340	12,625,109
Procter & Gamble Co.	63,123	10,582,571
		$30,071,658
Electrical Equipment – 4.4%
AMETEK, Inc.	47,479	$ 8,558,565
Emerson Electric Co.	26,781	3,318,969
Hubbell, Inc.	16,259	6,810,733
Johnson Controls International PLC	81,179	6,407,458
TE Connectivity PLC	78,409	11,210,135
		$36,305,860
VGIFS-ANN
1

MFS Investors Trust Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 9.7%
Analog Devices, Inc.	57,567	$ 12,230,685
ASML Holding N.V.	8,615	6,056,614
Lam Research Corp.	104,774	7,567,826
NVIDIA Corp.	338,269	45,426,144
Onto Innovation, Inc. (a)	12,223	2,037,207
Texas Instruments, Inc.	31,953	5,991,507
		$79,309,983
Energy - Independent – 1.9%
ConocoPhillips	160,936	$ 15,960,023
Energy - Integrated – 1.2%
Exxon Mobil Corp.	93,993	$ 10,110,827
Food & Beverages – 0.6%
Mondelez International, Inc.	79,927	$ 4,774,040
Health Maintenance Organizations – 1.4%
Cigna Group	41,795	$ 11,541,271
Insurance – 4.0%
Aon PLC	32,633	$ 11,720,468
Chubb Ltd.	36,669	10,131,645
Willis Towers Watson PLC	33,979	10,643,582
		$32,495,695
Internet – 6.0%
Alphabet, Inc., “A”	242,522	$ 45,909,415
Meta Platforms, Inc., “A”	5,502	3,221,476
		$49,130,891
Leisure & Toys – 1.1%
Electronic Arts, Inc.	63,771	$ 9,329,697
Machinery & Tools – 2.3%
Eaton Corp. PLC	37,870	$ 12,567,917
Wabtec Corp.	33,863	6,420,086
		$18,988,003
Major Banks – 5.9%
Bank of America Corp.	250,638	$ 11,015,540
Goldman Sachs Group, Inc.	25,138	14,394,522
JPMorgan Chase & Co.	94,502	22,653,074
		$48,063,136
Medical & Health Technology & Services – 0.9%
ICON PLC (a)	35,111	$ 7,363,128
Medical Equipment – 6.6%
Abbott Laboratories	89,467	$ 10,119,612
Agilent Technologies, Inc.	76,861	10,325,507
Becton, Dickinson and Co.	45,069	10,224,804
Medtronic PLC	167,483	13,378,542
2

MFS Investors Trust Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
STERIS PLC	46,402	$ 9,538,395
		$53,586,860
Other Banks & Diversified Financials – 4.6%
Mastercard, Inc., “A”	30,306	$ 15,958,230
Visa, Inc., “A”	69,012	21,810,553
		$37,768,783
Pharmaceuticals – 1.5%
Vertex Pharmaceuticals, Inc. (a)	30,046	$ 12,099,524
Pollution Control – 0.7%
Waste Management, Inc.	26,695	$ 5,386,784
Railroad & Shipping – 0.4%
Canadian Pacific Kansas City Ltd.	46,168	$ 3,341,178
Specialty Chemicals – 1.3%
DuPont de Nemours, Inc.	27,965	$ 2,132,331
Linde PLC	20,628	8,636,325
		$10,768,656
Specialty Stores – 8.3%
Amazon.com, Inc. (a)	199,569	$ 43,783,443
Costco Wholesale Corp.	14,891	13,644,177
Home Depot, Inc.	27,354	10,640,432
		$68,068,052
Telecommunications - Wireless – 1.5%
American Tower Corp., REIT	67,201	$ 12,325,335
Trucking – 0.4%
J.B. Hunt Transport Services, Inc.	17,606	$ 3,004,640
Utilities - Electric Power – 3.4%
Alliant Energy Corp.	88,245	$ 5,218,809
Southern Co.	88,426	7,279,228
Xcel Energy, Inc.	226,519	15,294,563
		$27,792,600
Total Common Stocks (Identified Cost, $435,409,192)		$814,219,646
Mutual Funds (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 4.49% (v) (Identified Cost, $3,241,209)	3,240,970	$ 3,241,619
Other Assets, Less Liabilities – 0.0%		359,855
Net Assets – 100.0%		$817,821,120
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,241,619 and $814,219,646, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
3

MFS Investors Trust Series
Portfolio of Investments – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
4

MFS Investors Trust Series
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $435,409,192)	$814,219,646
Investments in affiliated issuers, at value (identified cost, $3,241,209)	3,241,619
Cash	26,783
Receivables for
Fund shares sold	811,034
Dividends	754,316
Receivable from investment adviser	316
Other assets	2,463
Total assets	$819,056,177
Liabilities
Payables for
Fund shares reacquired	$1,084,360
Payable to affiliates
Administrative services fee	711
Shareholder servicing costs	566
Distribution and/or service fees	5,608
Payable for independent Trustees' compensation	10
Accrued expenses and other liabilities	143,802
Total liabilities	$1,235,057
Net assets	$817,821,120
Net assets consist of
Paid-in capital	$315,610,195
Total distributable earnings (loss)	502,210,925
Net assets	$817,821,120
Shares of beneficial interest outstanding	20,801,856
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$410,831,333	10,337,289	$39.74
Service Class	406,989,787	10,464,567	38.89
See Notes to Financial Statements
5

MFS Investors Trust Series
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/24
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$10,818,963
Dividends from affiliated issuers	279,291
Other	9,649
Foreign taxes withheld	(58,662)
Total investment income	$11,049,241
Expenses
Management fee	$6,159,904
Distribution and/or service fees	1,060,145
Shareholder servicing costs	6,264
Administrative services fee	127,429
Independent Trustees' compensation	15,732
Custodian fee	42,368
Shareholder communications	58,323
Audit and tax fees	69,291
Legal fees	4,349
Miscellaneous	36,268
Total expenses	$7,580,073
Reduction of expenses by investment adviser	(262,632)
Net expenses	$7,317,441
Net investment income (loss)	$3,731,800
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$121,674,583
Affiliated issuers	1,843
Foreign currency	2,240
Net realized gain (loss)	$121,678,666
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$19,401,761
Affiliated issuers	(27)
Translation of assets and liabilities in foreign currencies	167
Net unrealized gain (loss)	$19,401,901
Net realized and unrealized gain (loss)	$141,080,567
Change in net assets from operations	$144,812,367
See Notes to Financial Statements
6

MFS Investors Trust Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/24	12/31/23
Change in net assets
From operations
Net investment income (loss)	$3,731,800	$4,642,542
Net realized gain (loss)	121,678,666	57,783,180
Net unrealized gain (loss)	19,401,901	70,058,189
Change in net assets from operations	$144,812,367	$132,483,911
Total distributions to shareholders	$(62,272,068)	$(46,552,177)
Change in net assets from fund share transactions	$(52,707,577)	$(58,548,389)
Total change in net assets	$29,832,722	$27,383,345
Net assets
At beginning of period	787,988,398	760,605,053
At end of period	$817,821,120	$787,988,398
See Notes to Financial Statements
7

MFS Investors Trust Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$35.99	$32.27	$44.72	$36.57	$33.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.25	$0.27	$0.21	$0.25
Net realized and unrealized gain (loss)	6.71	5.69	(7.41)	9.53	4.26
Total from investment operations	$6.94	$5.94	$(7.14)	$9.74	$4.51
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.26)	$(0.26)	$(0.26)	$(0.21)
From net realized gain	(2.90)	(1.96)	(5.05)	(1.33)	(1.00)
Total distributions declared to shareholders	$(3.19)	$(2.22)	$(5.31)	$(1.59)	$(1.21)
Net asset value, end of period (x)	$39.74	$35.99	$32.27	$44.72	$36.57
Total return (%) (k)(r)(s)(x)	19.52	18.98	(16.49)	26.81	13.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79	0.79	0.80	0.79	0.80
Expenses after expense reductions	0.76	0.78	0.78	0.78	0.79
Net investment income (loss)	0.59	0.74	0.74	0.50	0.78
Portfolio turnover rate	25	20	17	13	19
Net assets at end of period (000 omitted)	$410,831	$369,577	$357,428	$296,678	$269,852
Service Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$35.28	$31.67	$43.97	$35.99	$32.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.16	$0.16	$0.10	$0.17
Net realized and unrealized gain (loss)	6.57	5.57	(7.26)	9.38	4.19
Total from investment operations	$6.70	$5.73	$(7.10)	$9.48	$4.36
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.16)	$(0.15)	$(0.17)	$(0.14)
From net realized gain	(2.90)	(1.96)	(5.05)	(1.33)	(1.00)
Total distributions declared to shareholders	$(3.09)	$(2.12)	$(5.20)	$(1.50)	$(1.14)
Net asset value, end of period (x)	$38.89	$35.28	$31.67	$43.97	$35.99
Total return (%) (k)(r)(s)(x)	19.22	18.66	(16.69)	26.51	13.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04	1.04	1.05	1.04	1.05
Expenses after expense reductions	1.01	1.03	1.03	1.03	1.04
Net investment income (loss)	0.33	0.49	0.44	0.24	0.53
Portfolio turnover rate	25	20	17	13	19
Net assets at end of period (000 omitted)	$406,990	$418,412	$403,177	$534,914	$496,093

See Notes to Financial Statements
8

MFS Investors Trust Series
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
9

MFS Investors Trust Series
Notes to Financial Statements
(1)  Business and Organization
MFS Investors Trust Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Management Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.
10

MFS Investors Trust Series
Notes to Financial Statements  - continued
An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$774,397,463	$—	$—	$774,397,463
Israel	14,046,001	—	—	14,046,001
France	—	9,719,846	—	9,719,846
United Kingdom	6,658,544	—	—	6,658,544
Netherlands	6,056,614	—	—	6,056,614
Canada	3,341,178	—	—	3,341,178
Investment Companies	3,241,619	—	—	3,241,619
Total	$807,741,419	$9,719,846	$—	$817,461,265
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
11

MFS Investors Trust Series
Notes to Financial Statements  - continued
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/24	Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$4,640,547	$4,374,191
Long-term capital gains	57,631,521	42,177,986
Total distributions	$62,272,068	$46,552,177
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/24
Cost of investments	$440,748,347
Gross appreciation	383,740,063
Gross depreciation	(7,027,145)
Net unrealized appreciation (depreciation)	$376,712,918
Undistributed ordinary income	12,045,911
Undistributed long-term capital gain	113,452,083
Other temporary differences	13
Total distributable earnings (loss)	$502,210,925
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/24	Year ended 12/31/23
Initial Class	$30,429,094	$21,538,672
Service Class	31,842,974	25,013,505
Total	$62,272,068	$46,552,177
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
12

MFS Investors Trust Series
Notes to Financial Statements  - continued
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the year ended December 31, 2024, this management fee reduction amounted to $108,585, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
For the period from January 1, 2024 through July 31, 2024, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes,extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses did not exceed 0.79% of average daily net assets for the Initial Class shares and 1.04% of average daily net assets for the Service Class shares. This written agreement terminated on July 31, 2024. For the period from January 1, 2024 through July 31, 2024, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement. Effective August 1, 2024, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.74% of average daily net assets for the Initial Class shares and 0.99% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the period from August 1, 2024 through December 31, 2024, this reduction amounted to $154,047, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2024, the fee was $4,179, which equated to 0.0005% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2024, these costs amounted to $2,085.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.0155% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
13

MFS Investors Trust Series
Notes to Financial Statements  - continued
On August 19, 2024, MFS redeemed 3 shares of Service Class for an aggregate amount of $138.
During the year ended December 31, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $474,084.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2024, this reimbursement amounted to $9,486, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended December 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $202,908,151 and $310,455,898, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	625,896	$24,682,679	878,229	$29,356,546
Service Class	451,894	17,413,557	376,902	12,504,945
	1,077,790	$42,096,236	1,255,131	$41,861,491
Shares issued to shareholders in reinvestment of distributions
Initial Class	787,502	$30,429,094	648,365	$21,538,672
Service Class	841,294	31,842,974	767,521	25,013,505
	1,628,796	$62,272,068	1,415,886	$46,552,177
Shares reacquired
Initial Class	(1,345,894)	$(53,049,895)	(2,331,464)	$(79,361,286)
Service Class	(2,689,950)	(104,025,986)	(2,014,339)	(67,600,771)
	(4,035,844)	$(157,075,881)	(4,345,803)	$(146,962,057)
Net change
Initial Class	67,504	$2,061,878	(804,870)	$(28,466,068)
Service Class	(1,396,762)	(54,769,455)	(869,916)	(30,082,321)
	(1,329,258)	$(52,707,577)	(1,674,786)	$(58,548,389)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2024, the fund’s commitment fee and interest expense were $4,022 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
14

MFS Investors Trust Series
Notes to Financial Statements  - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended December 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,512,055	$118,838,455	$117,110,707	$1,843	$(27)	$3,241,619
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$279,291	$—
(8)  Subsequent Event
On February 7, 2025, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities and cash that were valued at $332,918,144.  The redeeming shareholder generally receives a pro rata share of the securities held by the fund.  The distribution of such securities generated a realized gain (loss) of $173,866,148 for the fund.
15

MFS Investors Trust Series
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Investors Trust Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Investors Trust Series (the “Fund”), including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
16

MFS Investors Trust Series
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	9,098,725,512.948	403,963,838.206
John A. Caroselli	9,123,794,334.897	378,903,086.092
Maureen R. Goldfarb	9,131,741,064.008	370,956,107.431
Peter D. Jones	9,135,912,882.747	366,784,288.692
John P. Kavanaugh	9,117,577,894.276	385,119,277.163
James W. Kilman, Jr.	9,127,359,703.206	375,337,468.233
Clarence Otis, Jr.	9,100,945,270.567	401,751,900.872
Michael W. Roberge	9,136,459,903.803	366,237,267.636
Maryanne L. Roepke	9,135,441,778.415	367,255,393.024
Paula E. Smith	9,145,606,342.349	357,090,829.090
Laurie J. Thomsen	9,137,717,573.994	364,979,597.444
Darrell A. Williams	9,114,942,928.650	387,754,242.789
17

MFS Investors Trust Series
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $63,395,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
18

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Investors Trust Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Investors Trust Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Investors Trust Series.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
19

MFS Investors Trust Series
Board Review of Investment Advisory Agreement
MFS Investors Trust Series
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 5th quintile for each of the one- and three-year periods ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund and the Fund’s retail counterpart, Massachusetts Investors Trust, which has substantially similar investment strategies and experienced substantially similar investment performance as the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year as to MFS’ efforts to improve the performance of the Fund and the Fund’s
20

MFS Investors Trust Series
Board Review of Investment Advisory Agreement - continued
retail counterpart. In addition, the Trustees requested that they receive a separate update on the Fund’s retail counterpart at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund’s retail counterpart.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Broadridge expense group median.  The Trustees also noted that MFS has agreed to further reduce the expense limitation for the Fund effective August 1, 2024, which may not be changed without the Trustees’ approval.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
21

MFS Investors Trust Series
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
22

MFS Value Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Value Series
Portfolio of Investments − 12/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 9.2%
Boeing Co. (a)	310,892	$ 55,027,884
General Dynamics Corp.	190,028	50,070,478
Honeywell International, Inc.	193,382	43,683,060
Northrop Grumman Corp.	64,571	30,302,525
RTX Corp.	456,363	52,810,326
		$231,894,273
Alcoholic Beverages – 1.0%
Diageo PLC	821,348	$ 26,091,726
Brokerage & Asset Managers – 6.2%
Blackrock, Inc.	32,678	$ 33,498,544
Citigroup, Inc.	579,507	40,791,498
KKR & Co., Inc.	238,557	35,284,966
NASDAQ, Inc.	588,097	45,465,779
		$155,040,787
Business Services – 3.0%
Accenture PLC, “A”	137,127	$ 48,239,907
Equifax, Inc.	104,874	26,727,139
		$74,967,046
Cable TV – 0.2%
Comcast Corp., “A”	142,220	$ 5,337,517
Chemicals – 0.4%
PPG Industries, Inc.	82,372	$ 9,839,335
Computer Software - Systems – 0.2%
CDW Corp.	28,978	$ 5,043,331
Construction – 0.8%
Otis Worldwide Corp.	86,261	$ 7,988,631
Sherwin-Williams Co.	32,466	11,036,168
		$19,024,799
Consumer Products – 2.3%
Kenvue, Inc.	1,227,685	$ 26,211,075
Kimberly-Clark Corp.	134,762	17,659,212
Reckitt Benckiser Group PLC	237,802	14,388,047
		$58,258,334
Electrical Equipment – 0.4%
W.W. Grainger, Inc.	9,549	$ 10,065,123
Electronics – 5.8%
Analog Devices, Inc.	231,402	$ 49,163,669
KLA Corp.	49,829	31,398,250
NXP Semiconductors N.V.	133,635	27,776,035
VLUFS-ANN
1

MFS Value Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Texas Instruments, Inc.	194,993	$ 36,563,137
		$144,901,091
Energy - Independent – 2.9%
ConocoPhillips	537,539	$ 53,307,743
EOG Resources, Inc.	170,131	20,854,658
		$74,162,401
Energy - Integrated – 3.2%
Chevron Corp.	242,457	$ 35,117,472
Exxon Mobil Corp.	414,056	44,540,004
		$79,657,476
Food & Beverages – 3.3%
Mondelez International, Inc.	432,208	$ 25,815,784
Nestle S.A.	348,034	28,715,537
PepsiCo, Inc.	189,893	28,875,130
		$83,406,451
Gaming & Lodging – 1.5%
Marriott International, Inc., “A”	132,242	$ 36,887,583
Health Maintenance Organizations – 4.0%
Cigna Group	253,412	$ 69,977,190
Elevance Health, Inc.	79,759	29,423,095
		$99,400,285
Insurance – 12.3%
Aon PLC	181,854	$ 65,314,683
Chubb Ltd.	159,451	44,056,311
Marsh & McLennan Cos., Inc.	278,825	59,225,218
Progressive Corp.	403,141	96,596,615
Travelers Cos., Inc.	183,115	44,110,573
		$309,303,400
Machinery & Tools – 3.7%
Eaton Corp. PLC	94,488	$ 31,357,732
Illinois Tool Works, Inc.	100,878	25,578,626
PACCAR, Inc.	275,301	28,636,810
Trane Technologies PLC	19,523	7,210,820
		$92,783,988
Major Banks – 8.6%
JPMorgan Chase & Co.	515,205	$ 123,499,791
Morgan Stanley	455,946	57,321,531
PNC Financial Services Group, Inc.	189,414	36,528,490
		$217,349,812
Medical & Health Technology & Services – 2.7%
McKesson Corp.	118,653	$ 67,621,531
2

MFS Value Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 1.6%
Abbott Laboratories	296,036	$ 33,484,632
Medtronic PLC	84,305	6,734,283
		$40,218,915
Other Banks & Diversified Financials – 2.5%
American Express Co.	216,113	$ 64,140,177
Pharmaceuticals – 6.0%
AbbVie, Inc.	202,286	$ 35,946,222
Johnson & Johnson	354,953	51,333,303
Merck & Co., Inc.	249,977	24,867,712
Pfizer, Inc.	1,440,153	38,207,259
		$150,354,496
Railroad & Shipping – 2.3%
Canadian National Railway Co.	108,854	$ 11,049,770
Union Pacific Corp.	201,057	45,849,038
		$56,898,808
Real Estate - Storage – 1.9%
Prologis, Inc., REIT	361,377	$ 38,197,549
Public Storage, Inc., REIT	28,068	8,404,682
		$46,602,231
Specialty Chemicals – 1.4%
Corteva, Inc.	239,872	$ 13,663,109
DuPont de Nemours, Inc.	282,385	21,531,856
		$35,194,965
Specialty Stores – 3.1%
Lowe's Cos., Inc.	214,262	$ 52,879,862
Target Corp.	194,802	26,333,334
		$79,213,196
Utilities - Electric Power – 9.0%
American Electric Power Co., Inc.	113,773	$ 10,493,284
Dominion Energy, Inc.	789,918	42,544,984
Duke Energy Corp.	460,307	49,593,476
Exelon Corp.	465,795	17,532,524
PG&E Corp.	1,890,021	38,140,624
Southern Co.	546,651	45,000,310
Xcel Energy, Inc.	355,583	24,008,964
		$227,314,166
Total Common Stocks (Identified Cost, $1,354,998,189)		$2,500,973,243
Mutual Funds (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 4.49% (v) (Identified Cost, $9,566,791)	9,566,056	$ 9,567,969
Other Assets, Less Liabilities – 0.1%		1,953,960
Net Assets – 100.0%		$2,512,495,172
3

MFS Value Series
Portfolio of Investments – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,567,969 and $2,500,973,243, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
4

MFS Value Series
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,354,998,189)	$2,500,973,243
Investments in affiliated issuers, at value (identified cost, $9,566,791)	9,567,969
Cash	79,476
Receivables for
Fund shares sold	565,133
Dividends	2,786,300
Other assets	6,866
Total assets	$2,513,978,987
Liabilities
Payables for
Fund shares reacquired	$1,171,446
Payable to affiliates
Investment adviser	50,522
Administrative services fee	2,059
Shareholder servicing costs	704
Distribution and/or service fees	15,885
Payable for independent Trustees' compensation	258
Accrued expenses and other liabilities	242,941
Total liabilities	$1,483,815
Net assets	$2,512,495,172
Net assets consist of
Paid-in capital	$1,151,502,271
Total distributable earnings (loss)	1,360,992,901
Net assets	$2,512,495,172
Shares of beneficial interest outstanding	117,750,683
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,352,604,825	62,540,452	$21.63
Service Class	1,159,890,347	55,210,231	21.01
See Notes to Financial Statements
5

MFS Value Series
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/24
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$57,661,836
Dividends from affiliated issuers	1,110,309
Other	27,493
Income on securities loaned	1,279
Foreign taxes withheld	(318,920)
Total investment income	$58,481,997
Expenses
Management fee	$17,575,962
Distribution and/or service fees	3,027,970
Shareholder servicing costs	9,965
Administrative services fee	374,787
Independent Trustees' compensation	44,537
Custodian fee	116,658
Shareholder communications	81,831
Audit and tax fees	71,570
Legal fees	13,557
Miscellaneous	56,923
Total expenses	$21,373,760
Reduction of expenses by investment adviser	(689,468)
Net expenses	$20,684,292
Net investment income (loss)	$37,797,705
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$187,155,795
Affiliated issuers	(2,693)
Foreign currency	14,850
Net realized gain (loss)	$187,167,952
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$50,413,661
Affiliated issuers	(169)
Translation of assets and liabilities in foreign currencies	(47,344)
Net unrealized gain (loss)	$50,366,148
Net realized and unrealized gain (loss)	$237,534,100
Change in net assets from operations	$275,331,805
See Notes to Financial Statements
6

MFS Value Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/24	12/31/23
Change in net assets
From operations
Net investment income (loss)	$37,797,705	$38,641,482
Net realized gain (loss)	187,167,952	185,261,535
Net unrealized gain (loss)	50,366,148	(45,358,344)
Change in net assets from operations	$275,331,805	$178,544,673
Total distributions to shareholders	$(227,399,514)	$(206,485,454)
Change in net assets from fund share transactions	$10,350,105	$35,588,362
Total change in net assets	$58,282,396	$7,647,581
Net assets
At beginning of period	2,454,212,776	2,446,565,195
At end of period	$2,512,495,172	$2,454,212,776
See Notes to Financial Statements
7

MFS Value Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$21.27	$21.55	$24.72	$20.40	$20.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.36	$0.36	$0.35	$0.31	$0.31
Net realized and unrealized gain (loss)	2.12	1.22	(1.83)	4.84	0.29
Total from investment operations	$2.48	$1.58	$(1.48)	$5.15	$0.60
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.36)	$(0.32)	$(0.31)	$(0.30)
From net realized gain	(1.74)	(1.50)	(1.37)	(0.52)	(0.85)
Total distributions declared to shareholders	$(2.12)	$(1.86)	$(1.69)	$(0.83)	$(1.15)
Net asset value, end of period (x)	$21.63	$21.27	$21.55	$24.72	$20.40
Total return (%) (k)(r)(s)(x)	11.61	7.93	(5.91)	25.45	3.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.72	0.72	0.72	0.72	0.73
Expenses after expense reductions	0.69	0.69	0.70	0.70	0.71
Net investment income (loss)	1.60	1.73	1.60	1.33	1.64
Portfolio turnover rate	15	16	13	9	17
Net assets at end of period (000 omitted)	$1,352,605	$1,246,269	$1,207,158	$1,363,583	$1,183,318
Service Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$20.72	$21.03	$24.16	$19.96	$20.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.30	$0.29	$0.24	$0.25
Net realized and unrealized gain (loss)	2.07	1.19	(1.79)	4.75	0.29
Total from investment operations	$2.36	$1.49	$(1.50)	$4.99	$0.54
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.30)	$(0.26)	$(0.27)	$(0.25)
From net realized gain	(1.74)	(1.50)	(1.37)	(0.52)	(0.85)
Total distributions declared to shareholders	$(2.07)	$(1.80)	$(1.63)	$(0.79)	$(1.10)
Net asset value, end of period (x)	$21.01	$20.72	$21.03	$24.16	$19.96
Total return (%) (k)(r)(s)(x)	11.30	7.69	(6.14)	25.16	3.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.97	0.97	0.97	0.97	0.98
Expenses after expense reductions	0.94	0.94	0.95	0.95	0.96
Net investment income (loss)	1.35	1.48	1.35	1.08	1.38
Portfolio turnover rate	15	16	13	9	17
Net assets at end of period (000 omitted)	$1,159,890	$1,207,943	$1,239,407	$1,469,104	$1,267,251

See Notes to Financial Statements
8

MFS Value Series
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
9

MFS Value Series
Notes to Financial Statements
(1)  Business and Organization
MFS Value Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Management Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.
10

MFS Value Series
Notes to Financial Statements  - continued
An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,500,973,243	$—	$—	$2,500,973,243
Investment Companies	9,567,969	—	—	9,567,969
Total	$2,510,541,212	$—	$—	$2,510,541,212
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2024, there were no securities on loan or collateral outstanding.
11

MFS Value Series
Notes to Financial Statements  - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/24	Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$39,172,482	$37,786,809
Long-term capital gains	188,227,032	168,698,645
Total distributions	$227,399,514	$206,485,454
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/24
Cost of investments	$1,376,859,218
Gross appreciation	1,184,362,017
Gross depreciation	(50,680,023)
Net unrealized appreciation (depreciation)	$1,133,681,994
Undistributed ordinary income	41,387,154
Undistributed long-term capital gain	185,927,356
Other temporary differences	(3,603)
Total distributable earnings (loss)	$1,360,992,901
12

MFS Value Series
Notes to Financial Statements  - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/24	Year ended 12/31/23
Initial Class	$118,804,687	$105,947,750
Service Class	108,594,827	100,537,704
Total	$227,399,514	$206,485,454
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the year ended December 31, 2024, this management fee reduction amounted to $338,065, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.67% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.69% of average daily net assets for the Initial Class shares and 0.94% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the year ended December 31, 2024, this reduction amounted to $351,403, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2024, the fee was $7,443, which equated to 0.0003% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2024, these costs amounted to $2,522.
13

MFS Value Series
Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.0147% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 6 shares of Service Class for an aggregate amount of $127.
During the year ended December 31, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $674,466.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2024, this reimbursement amounted to $27,181, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended December 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $373,063,697 and $525,425,349, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	11,063,345	$243,879,336	7,468,912	$159,547,620
Service Class	5,256,696	113,945,679	5,808,561	120,426,998
	16,320,041	$357,825,015	13,277,473	$279,974,618
Shares issued to shareholders in reinvestment of distributions
Initial Class	5,469,829	$118,804,687	5,329,364	$105,947,750
Service Class	5,141,801	108,594,827	5,187,704	100,537,704
	10,611,630	$227,399,514	10,517,068	$206,485,454
Shares reacquired
Initial Class	(12,584,842)	$(281,546,545)	(10,223,245)	$(211,616,295)
Service Class	(13,500,589)	(293,327,879)	(11,621,721)	(239,255,415)
	(26,085,431)	$(574,874,424)	(21,844,966)	$(450,871,710)
Net change
Initial Class	3,948,332	$81,137,478	2,575,031	$53,879,075
Service Class	(3,102,092)	(70,787,373)	(625,456)	(18,290,713)
	846,240	$10,350,105	1,949,575	$35,588,362
14

MFS Value Series
Notes to Financial Statements  - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Growth Allocation Portfolio were the owners of record of approximately 3% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Portfolio was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2024, the fund’s commitment fee and interest expense were $11,958 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended December 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,425,117	$433,925,630	$432,779,916	$(2,693)	$(169)	$9,567,969
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,110,309	$—
15

MFS Value Series
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Value Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Value Series (the “Fund”), including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
16

MFS Value Series
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	9,098,725,512.948	403,963,838.206
John A. Caroselli	9,123,794,334.897	378,903,086.092
Maureen R. Goldfarb	9,131,741,064.008	370,956,107.431
Peter D. Jones	9,135,912,882.747	366,784,288.692
John P. Kavanaugh	9,117,577,894.276	385,119,277.163
James W. Kilman, Jr.	9,127,359,703.206	375,337,468.233
Clarence Otis, Jr.	9,100,945,270.567	401,751,900.872
Michael W. Roberge	9,136,459,903.803	366,237,267.636
Maryanne L. Roepke	9,135,441,778.415	367,255,393.024
Paula E. Smith	9,145,606,342.349	357,090,829.090
Laurie J. Thomsen	9,137,717,573.994	364,979,597.444
Darrell A. Williams	9,114,942,928.650	387,754,242.789
17

MFS Value Series
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $207,050,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
18

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Value Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Value Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Value Series.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
19

MFS Value Series
Board Review of Investment Advisory Agreement
MFS Value Series
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 5th quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
20

MFS Value Series
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
21

MFS Value Series
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
22

MFS Mid Cap Growth Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Mid Cap Growth Series
Portfolio of Investments − 12/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 5.9%
Axon Enterprise, Inc. (a)	9,812	$ 5,831,468
Hexcel Corp.	24,757	1,552,264
Howmet Aerospace, Inc.	103,800	11,352,606
Melrose Industries PLC	87,279	605,107
TransDigm Group, Inc.	1,303	1,651,266
		$20,992,711
Automotive – 1.4%
Copart, Inc. (a)	87,019	$ 4,994,020
Biotechnology – 0.3%
Illumina, Inc. (a)	7,700	$ 1,028,951
Broadcasting – 4.0%
Spotify Technology S.A. (a)	21,950	$ 9,819,991
TKO Group Holdings, Inc. (a)	31,061	4,414,079
		$14,234,070
Brokerage & Asset Managers – 6.8%
Ares Management Co.	34,882	$ 6,175,161
Carlyle Group, Inc.	71,221	3,595,948
Evercore Partners, Inc.	3,672	1,017,842
LPL Financial Holdings, Inc.	20,059	6,549,464
TPG, Inc.	61,130	3,841,409
Tradeweb Markets, Inc.	23,349	3,056,851
		$24,236,675
Business Services – 9.5%
CoStar Group, Inc. (a)	56,587	$ 4,051,063
Equifax, Inc.	1,348	343,538
Factset Research Systems, Inc.	6,195	2,975,335
Morningstar, Inc.	18,320	6,169,443
MSCI, Inc.	11,378	6,826,914
TransUnion	59,082	5,477,492
Verisk Analytics, Inc., “A”	28,833	7,941,473
		$33,785,258
Computer Software – 15.5%
Cadence Design Systems, Inc. (a)	13,102	$ 3,936,627
Constellation Software, Inc.	2,044	6,320,495
Datadog, Inc., “A” (a)	39,470	5,639,868
Dun & Bradstreet Holdings, Inc.	76,041	947,471
Guidewire Software, Inc. (a)	48,946	8,251,317
HubSpot, Inc. (a)	9,210	6,417,252
Manhattan Associates, Inc. (a)	14,304	3,865,513
PTC, Inc. (a)	18,112	3,330,253
Robinhood Markets, Inc. (a)	28,048	1,045,069
ServiceNow, Inc. (a)	4,334	4,594,560
ServiceTitan, Inc., Class A (a)	6,699	689,126
Synopsys, Inc. (a)	5,244	2,545,228
VMGFS-ANN
1

MFS Mid Cap Growth Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Tyler Technologies, Inc. (a)	13,361	$ 7,704,487
		$55,287,266
Computer Software - Systems – 2.5%
Arista Networks, Inc. (a)	14,516	$ 1,604,454
Block, Inc., “A” (a)	60,655	5,155,068
CDW Corp.	2,448	426,050
Q2 Holdings, Inc. (a)	16,936	1,704,608
		$8,890,180
Construction – 2.8%
AZEK Co., Inc. (a)	93,436	$ 4,435,407
Vulcan Materials Co.	21,537	5,539,962
		$9,975,369
Consumer Products – 1.1%
Church & Dwight Co., Inc.	27,178	$ 2,845,808
ODDITY Tech Ltd. (a)	23,597	991,546
		$3,837,354
Consumer Services – 1.4%
Bright Horizons Family Solutions, Inc. (a)	44,395	$ 4,921,186
Electrical Equipment – 4.2%
AMETEK, Inc.	30,874	$ 5,565,347
Hubbell, Inc.	8,968	3,756,605
nVent Electric PLC	7,741	527,627
Vertiv Holdings Co.	44,547	5,060,985
		$14,910,564
Electronics – 2.7%
ASM International N.V.	2,853	$ 1,627,760
Astera Labs, Inc. (a)	28,696	3,800,785
Monolithic Power Systems, Inc.	7,170	4,242,489
		$9,671,034
Energy - Independent – 1.2%
Diamondback Energy, Inc.	7,429	$ 1,217,093
Expand Energy Corp.	30,338	3,020,148
		$4,237,241
Engineering - Construction – 1.2%
Quanta Services, Inc.	13,503	$ 4,267,623
Entertainment – 1.3%
Live Nation Entertainment, Inc. (a)	35,049	$ 4,538,846
Gaming & Lodging – 3.0%
DraftKings, Inc. (a)	118,302	$ 4,400,835
Hyatt Hotels Corp.	33,247	5,219,114
Las Vegas Sands Corp.	22,464	1,153,751
		$10,773,700
2

MFS Mid Cap Growth Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 1.8%
Arthur J. Gallagher & Co.	22,500	$ 6,386,625
Internet – 2.1%
Gartner, Inc. (a)	15,573	$ 7,544,651
Leisure & Toys – 2.9%
Roblox Corp., “A” (a)	19,343	$ 1,119,186
Take-Two Interactive Software, Inc. (a)	49,485	9,109,199
		$10,228,385
Machinery & Tools – 2.7%
Ingersoll Rand, Inc.	25,230	$ 2,282,306
Wabtec Corp.	39,251	7,441,597
		$9,723,903
Medical & Health Technology & Services – 1.6%
Chemed Corp.	1,983	$ 1,050,593
Veeva Systems, Inc. (a)	21,571	4,535,303
		$5,585,896
Medical Equipment – 6.9%
Agilent Technologies, Inc.	27,537	$ 3,699,321
Bio-Techne Corp.	33,822	2,436,199
DexCom, Inc. (a)	19,430	1,511,071
Masimo Corp. (a)	31,218	5,160,335
Natera, Inc. (a)	39,578	6,265,197
STERIS PLC	13,583	2,792,122
Waters Corp. (a)	7,397	2,744,139
		$24,608,384
Metals & Mining – 0.5%
Cameco Corp.	34,833	$ 1,790,068
Natural Gas - Pipeline – 1.5%
Cheniere Energy, Inc.	25,679	$ 5,517,647
Other Banks & Diversified Financials – 0.1%
NU Holdings Ltd. (a)	48,025	$ 497,539
Pharmaceuticals – 1.8%
Ascendis Pharma, ADR (a)	31,377	$ 4,319,671
Legend Biotech Corp., ADR (a)	38,290	1,245,957
Viking Therapeutics, Inc. (a)	20,738	834,497
		$6,400,125
Pollution Control – 0.9%
GFL Environmental, Inc.	73,646	$ 3,280,193
Printing & Publishing – 1.6%
Wolters Kluwer N.V.	33,968	$ 5,634,018
Real Estate – 0.8%
CBRE Group, Inc., “A” (a)	22,167	$ 2,910,305
3

MFS Mid Cap Growth Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 3.0%
Aramark	61,464	$ 2,293,222
Chipotle Mexican Grill, Inc., “A” (a)	71,512	4,312,174
Sweetgreen, Inc. (a)	30,209	968,500
Wingstop, Inc.	10,995	3,124,779
		$10,698,675
Specialty Stores – 4.7%
ACV Auctions, Inc. (a)	127,025	$ 2,743,740
Burlington Stores, Inc. (a)	16,417	4,679,830
Coupang, Inc. (a)	29,760	654,125
Floor & Decor Holdings, Inc., “A” (a)	9,024	899,693
O'Reilly Automotive, Inc. (a)	2,979	3,532,498
Tractor Supply Co.	78,455	4,162,822
		$16,672,708
Trucking – 0.3%
Saia, Inc. (a)	2,652	$ 1,208,596
Utilities - Electric Power – 1.5%
Vistra Corp.	38,991	$ 5,375,689
Total Common Stocks (Identified Cost, $218,681,924)		$354,645,455
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	2,984	$ 0

Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 4.49% (v) (Identified Cost, $2,335,560)	2,335,265	$ 2,335,732
Other Assets, Less Liabilities – (0.1)%		(520,831)
Net Assets – 100.0%		$356,460,356
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,335,732 and $354,645,455, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
4

MFS Mid Cap Growth Series
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $218,681,924)	$354,645,455
Investments in affiliated issuers, at value (identified cost, $2,335,560)	2,335,732
Foreign currency, at value (identified cost, $20)	20
Receivables for
Fund shares sold	235,153
Dividends	17,529
Other assets	1,280
Total assets	$357,235,169
Liabilities
Payables for
Fund shares reacquired	$674,647
Payable to affiliates
Investment adviser	14,489
Administrative services fee	342
Shareholder servicing costs	383
Distribution and/or service fees	1,811
Payable for independent Trustees' compensation	13
Accrued expenses and other liabilities	83,128
Total liabilities	$774,813
Net assets	$356,460,356
Net assets consist of
Paid-in capital	$159,605,985
Total distributable earnings (loss)	196,854,371
Net assets	$356,460,356
Shares of beneficial interest outstanding	41,175,311
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$225,229,728	24,473,772	$9.20
Service Class	131,230,628	16,701,539	7.86
See Notes to Financial Statements
5

MFS Mid Cap Growth Series
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/24
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$1,672,839
Dividends from affiliated issuers	244,317
Other	5,645
Income on securities loaned	5,038
Interest	2,452
Foreign taxes withheld	(24,397)
Total investment income	$1,905,894
Expenses
Management fee	$2,673,484
Distribution and/or service fees	319,987
Shareholder servicing costs	3,529
Administrative services fee	61,207
Independent Trustees' compensation	8,112
Custodian fee	24,262
Shareholder communications	22,490
Audit and tax fees	69,656
Legal fees	1,895
Miscellaneous	30,159
Total expenses	$3,214,781
Reduction of expenses by investment adviser	(47,161)
Net expenses	$3,167,620
Net investment income (loss)	$(1,261,726)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$61,601,226
Affiliated issuers	1,852
Foreign currency	3,232
Net realized gain (loss)	$61,606,310
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(11,550,288)
Affiliated issuers	(1,613)
Translation of assets and liabilities in foreign currencies	800
Net unrealized gain (loss)	$(11,551,101)
Net realized and unrealized gain (loss)	$50,055,209
Change in net assets from operations	$48,793,483
See Notes to Financial Statements
6

MFS Mid Cap Growth Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/24	12/31/23
Change in net assets
From operations
Net investment income (loss)	$(1,261,726)	$(503,988)
Net realized gain (loss)	61,606,310	23,937,444
Net unrealized gain (loss)	(11,551,101)	40,315,806
Change in net assets from operations	$48,793,483	$63,749,262
Total distributions to shareholders	$(23,781,131)	$(4,657,287)
Change in net assets from fund share transactions	$(15,304,237)	$(28,044,013)
Total change in net assets	$9,708,115	$31,047,962
Net assets
At beginning of period	346,752,241	315,704,279
At end of period	$356,460,356	$346,752,241
See Notes to Financial Statements
7

MFS Mid Cap Growth Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$8.57	$7.16	$11.72	$12.64	$9.96
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.01)	$(0.01)	$(0.05)	$(0.03)
Net realized and unrealized gain (loss)	1.25	1.53	(3.28)	1.78	3.53
Total from investment operations	$1.23	$1.52	$(3.29)	$1.73	$3.50
Less distributions declared to shareholders
From net realized gain	$(0.60)	$(0.11)	$(1.27)	$(2.65)	$(0.82)
Net asset value, end of period (x)	$9.20	$8.57	$7.16	$11.72	$12.64
Total return (%) (k)(r)(s)(x)	14.72	21.32	(28.70)	14.11	36.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.81	0.81	0.81	0.81	0.81
Expenses after expense reductions	0.80	0.80	0.80	0.79	0.80
Net investment income (loss)	(0.26)	(0.07)	(0.17)	(0.44)	(0.26)
Portfolio turnover rate	44	31	27	18	40
Net assets at end of period (000 omitted)	$225,230	$226,799	$210,790	$306,174	$311,988
Service Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$7.42	$6.23	$10.43	$11.53	$9.17
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.02)	$(0.03)	$(0.08)	$(0.05)
Net realized and unrealized gain (loss)	1.08	1.32	(2.90)	1.63	3.23
Total from investment operations	$1.04	$1.30	$(2.93)	$1.55	$3.18
Less distributions declared to shareholders
From net realized gain	$(0.60)	$(0.11)	$(1.27)	$(2.65)	$(0.82)
Net asset value, end of period (x)	$7.86	$7.42	$6.23	$10.43	$11.53
Total return (%) (k)(r)(s)(x)	14.44	20.97	(28.79)	13.88	36.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.06	1.06	1.06	1.06	1.06
Expenses after expense reductions	1.05	1.05	1.05	1.04	1.05
Net investment income (loss)	(0.51)	(0.32)	(0.41)	(0.68)	(0.51)
Portfolio turnover rate	44	31	27	18	40
Net assets at end of period (000 omitted)	$131,231	$119,953	$104,914	$142,517	$131,845
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
8

MFS Mid Cap Growth Series
Notes to Financial Statements
(1)  Business and Organization
MFS Mid Cap Growth Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Management Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.
9

MFS Mid Cap Growth Series
Notes to Financial Statements  - continued
An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$317,858,985	$—	$—	$317,858,985
Canada	11,390,756	0	—	11,390,756
Sweden	9,819,991	—	—	9,819,991
Netherlands	—	7,261,778	—	7,261,778
Denmark	4,319,671	—	—	4,319,671
China	1,245,957	—	—	1,245,957
Israel	991,546	—	—	991,546
South Korea	654,125	—	—	654,125
United Kingdom	605,107	—	—	605,107
Other Countries	497,539	—	—	497,539
Investment Companies	2,335,732	—	—	2,335,732
Total	$349,719,409	$7,261,778	$—	$356,981,187
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending
10

MFS Mid Cap Growth Series
Notes to Financial Statements  - continued
agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss.  A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/24	Year ended 12/31/23
Long-term capital gains	$23,781,131	$4,657,287
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/24
Cost of investments	$221,975,583
Gross appreciation	139,925,542
Gross depreciation	(4,919,938)
Net unrealized appreciation (depreciation)	$135,005,604
Undistributed long-term capital gain	61,848,767
Total distributable earnings (loss)	$196,854,371
11

MFS Mid Cap Growth Series
Notes to Financial Statements  - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/24	Year ended 12/31/23
Initial Class	$14,360,498	$2,924,090
Service Class	9,420,633	1,733,197
Total	$23,781,131	$4,657,287
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the year ended December 31, 2024, this management fee reduction amounted to $47,161, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2024, the fee was $2,115, which equated to 0.0006% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2024, these costs amounted to $1,414.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.0172% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
12

MFS Mid Cap Growth Series
Notes to Financial Statements  - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 3 shares of the Service Class for an amount of $23.
During the year ended December 31, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance,  the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $645,353 and $184,947, respectively. The sales transactions resulted in net realized gains (losses) of $24,332.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2024, this reimbursement amounted to $5,588, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended December 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $153,801,652 and $188,046,614, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,711,815	$25,037,654	2,145,987	$16,486,910
Service Class	3,219,021	25,366,970	2,192,563	14,771,729
	5,930,836	$50,404,624	4,338,550	$31,258,639
Shares issued to shareholders in reinvestment of distributions
Initial Class	1,638,265	$14,269,292	372,623	$2,895,280
Service Class	1,266,214	9,420,633	257,533	1,733,197
	2,904,479	$23,689,925	630,156	$4,628,477
Shares reacquired
Initial Class	(6,336,813)	$(58,094,072)	(5,479,008)	$(42,898,608)
Service Class	(3,956,640)	(31,304,714)	(3,122,292)	(21,032,521)
	(10,293,453)	$(89,398,786)	(8,601,300)	$(63,931,129)
Net change
Initial Class	(1,986,733)	$(18,787,126)	(2,960,398)	$(23,516,418)
Service Class	528,595	3,482,889	(672,196)	(4,527,595)
	(1,458,138)	$(15,304,237)	(3,632,594)	$(28,044,013)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 17%, 8%, and 3%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires
13

MFS Mid Cap Growth Series
Notes to Financial Statements  - continued
on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2024, the fund’s commitment fee and interest expense were $1,777 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended December 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,193,843	$58,259,771	$64,118,121	$1,852	$(1,613)	$2,335,732
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$244,317	$—
14

MFS Mid Cap Growth Series
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Mid Cap Growth Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Mid Cap Growth Series (the “Fund”), including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
15

MFS Mid Cap Growth Series
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	9,098,725,512.948	403,963,838.206
John A. Caroselli	9,123,794,334.897	378,903,086.092
Maureen R. Goldfarb	9,131,741,064.008	370,956,107.431
Peter D. Jones	9,135,912,882.747	366,784,288.692
John P. Kavanaugh	9,117,577,894.276	385,119,277.163
James W. Kilman, Jr.	9,127,359,703.206	375,337,468.233
Clarence Otis, Jr.	9,100,945,270.567	401,751,900.872
Michael W. Roberge	9,136,459,903.803	366,237,267.636
Maryanne L. Roepke	9,135,441,778.415	367,255,393.024
Paula E. Smith	9,145,606,342.349	357,090,829.090
Laurie J. Thomsen	9,137,717,573.994	364,979,597.444
Darrell A. Williams	9,114,942,928.650	387,754,242.789
16

MFS Mid Cap Growth Series
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $26,160,000 as capital gain dividends paid during the fiscal year.
17

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Growth Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Mid Cap Growth Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Mid Cap Growth Series.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
18

MFS Mid Cap Growth Series
Board Review of Investment Advisory Agreement
MFS Mid Cap Growth Series
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Initial Class shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Initial Class shares was in the 2nd quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
19

MFS Mid Cap Growth Series
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
20

MFS New Discovery Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS New Discovery Series
Portfolio of Investments − 12/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.0%
Aerospace & Defense – 3.2%
CACI International, Inc., “A” (a)	21,001	$ 8,485,664
KBR, Inc.	147,839	8,564,313
Standard Aero, Inc. (a)	233,507	5,781,634
		$22,831,611
Apparel Manufacturers – 1.2%
Skechers USA, Inc., “A” (a)	128,386	$ 8,632,675
Automotive – 2.6%
Lear Corp.	71,078	$ 6,731,086
Modine Manufacturing Co. (a)	27,231	3,156,890
Visteon Corp. (a)	100,761	8,939,516
		$18,827,492
Biotechnology – 2.0%
Adaptive Biotechnologies Corp. (a)	718,026	$ 4,304,566
BioAtla, Inc. (a)	112,282	66,381
Blueprint Medicines Corp. (a)	57,378	5,004,509
CG Oncology, Inc. (a)	53,820	1,543,558
Immunocore Holdings PLC, ADR (a)	97,421	2,873,919
Prelude Therapeutics, Inc. (a)	104,990	133,862
		$13,926,795
Brokerage & Asset Managers – 5.4%
GCM Grosvenor, Inc., “A”	484,288	$ 5,942,214
Hamilton Lane, Inc., “A”	56,289	8,333,586
P10, Inc.	393,891	4,966,966
PJT Partners, Inc.	23,860	3,765,347
StepStone Group, Inc.	120,232	6,959,028
WisdomTree Investments, Inc.	783,159	8,223,169
		$38,190,310
Business Services – 3.7%
ExlService Holdings, Inc. (a)	131,724	$ 5,845,911
HUT 8 Corp. (a)	98,568	2,019,658
Remitly Global, Inc. (a)	305,263	6,889,786
TriNet Group, Inc.	59,140	5,368,138
UL Solutions, Inc.	131,773	6,572,837
		$26,696,330
Chemicals – 0.6%
BioLife Solutions, Inc. (a)	154,853	$ 4,019,984
Computer Software – 11.3%
Alkami Technology, Inc. (a)	257,967	$ 9,462,230
CCC Intelligent Holdings, Inc. (a)	662,815	7,774,820
Definitive Healthcare Corp. (a)	1,068,806	4,392,793
Five9, Inc. (a)	149,405	6,071,819
Guidewire Software, Inc. (a)	75,256	12,686,656
JFrog Ltd. (a)	240,854	7,083,516
VNDFS-ANN
1

MFS New Discovery Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Kinaxis, Inc. (a)	44,883	$ 5,406,131
nCino, Inc. (a)	262,596	8,817,974
OneStream, Inc. (a)	167,841	4,786,825
SentinelOne, Inc., “A” (a)	581,766	12,915,205
ServiceTitan, Inc., Class A (a)	10,033	1,032,095
		$80,430,064
Computer Software - Systems – 1.2%
Q2 Holdings, Inc. (a)	85,450	$ 8,600,542
Construction – 3.8%
AZEK Co., Inc. (a)	134,414	$ 6,380,633
Independence Realty Trust, Inc., REIT	468,538	9,295,794
Knife River Corp. (a)	54,602	5,549,747
QXO, Inc. (PIPE) (a)(n)	379,925	6,040,807
		$27,266,981
Consumer Products – 0.8%
e.l.f. Beauty, Inc. (a)	47,110	$ 5,914,661
Containers – 1.0%
AptarGroup Inc.	44,978	$ 7,066,044
Electrical Equipment – 2.5%
Littlefuse, Inc.	30,133	$ 7,100,842
nVent Electric PLC	153,857	10,486,893
		$17,587,735
Electronics – 4.9%
Advanced Energy Industries, Inc.	81,282	$ 9,398,638
Allegro MicroSystems, Inc. (a)	229,944	5,026,576
Astera Labs, Inc. (a)	22,961	3,041,184
Formfactor, Inc. (a)	216,346	9,519,224
Onto Innovation, Inc. (a)	47,650	7,941,825
		$34,927,447
Energy - Independent – 5.1%
Antero Resources Corp. (a)	280,393	$ 9,827,775
Matador Resources Co.	176,302	9,918,750
Permian Resources Corp.	673,478	9,684,614
Viper Energy, Inc.	146,630	7,195,134
		$36,626,273
Energy - Renewables – 0.5%
Bloom Energy Corp. (a)	151,371	$ 3,361,950
Engineering - Construction – 2.2%
Jacobs Solutions, Inc.	33,242	$ 4,441,796
TopBuild Corp. (a)	34,843	10,848,020
		$15,289,816
Entertainment – 0.4%
Vivid Seats, Inc., “A” (a)	663,553	$ 3,072,250
2

MFS New Discovery Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 0.1%
Oatly Group AB, ADR (a)(l)	1,470,749	$ 974,812
Gaming & Lodging – 1.6%
Genius Sports Ltd. (a)	1,335,395	$ 11,551,167
General Merchandise – 1.1%
Ollie's Bargain Outlet Holdings, Inc. (a)	73,918	$ 8,111,022
Leisure & Toys – 1.5%
Brunswick Corp.	88,762	$ 5,741,126
Corsair Gaming, Inc. (a)	739,403	4,887,454
		$10,628,580
Machinery & Tools – 5.6%
Albany International Corp.	46,130	$ 3,689,016
Crane Co.	88,847	13,482,532
Flowserve Corp.	183,167	10,535,766
RB Global, Inc.	137,408	12,395,576
		$40,102,890
Medical & Health Technology & Services – 3.8%
Certara, Inc. (a)	868,374	$ 9,248,183
HealthEquity, Inc. (a)	66,593	6,389,598
Schrodinger, Inc. (a)	484,576	9,347,471
Tempus AI, Inc. (a)(l)	64,798	2,187,581
		$27,172,833
Medical Equipment – 9.9%
Bio-Techne Corp.	125,687	$ 9,053,235
Ceribell, Inc. (a)	88,149	2,281,296
Envista Holdings Corp. (a)	321,619	6,204,031
Fractyl Health, Inc. (a)(l)	201,398	414,880
Gerresheimer AG	66,481	4,889,367
Globus Medical, Inc. (a)	102,614	8,487,204
Lantheus Holdings, Inc. (a)	66,264	5,927,977
Maravai Lifesciences Holdings, Inc., “A” (a)	361,354	1,969,379
Natera, Inc. (a)	29,333	4,643,414
Penumbra, Inc. (a)	25,309	6,010,381
PROCEPT BioRobotics Corp. (a)	71,665	5,770,466
QIAGEN N.V.	222,453	9,905,832
UFP Technologies, Inc. (a)	21,227	5,190,214
		$70,747,676
Oil Services – 1.2%
TechnipFMC PLC	292,008	$ 8,450,712
Pharmaceuticals – 7.2%
Amicus Therapeutics, Inc. (a)	668,732	$ 6,299,455
Annexon, Inc. (a)	222,322	1,140,512
Ascendis Pharma, ADR (a)	34,915	4,806,748
Collegium Pharmaceutical, Inc. (a)	126,777	3,632,161
Cytokinetics, Inc. (a)	59,936	2,819,389
Harmony Biosciences Holdings (a)	176,264	6,065,244
Kymera Therapeutics, Inc. (a)	79,892	3,214,055
Legend Biotech Corp., ADR (a)	65,140	2,119,656
3

MFS New Discovery Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Ligand pharmaceuticals, Inc. (a)	59,553	$ 6,381,104
Neurocrine Biosciences, Inc. (a)	29,743	4,059,920
SpringWorks Therapeutics, Inc. (a)	125,831	4,546,274
Ultragenyx Pharmaceutical, Inc. (a)	101,668	4,277,173
Viking Therapeutics, Inc. (a)	47,764	1,922,023
		$51,283,714
Pollution Control – 1.4%
GFL Environmental, Inc.	229,943	$ 10,241,661
Real Estate – 0.8%
DigitalBridge Group, Inc., REIT	493,989	$ 5,572,196
Real Estate - Storage – 1.8%
STAG Industrial, Inc., REIT	152,797	$ 5,167,595
Terreno Realty Corp., REIT	123,145	7,282,795
		$12,450,390
Restaurants – 2.9%
U.S. Foods Holding Corp. (a)	229,414	$ 15,476,268
Wingstop, Inc.	18,178	5,166,188
		$20,642,456
Specialty Chemicals – 0.7%
Axalta Coating Systems Ltd. (a)	140,152	$ 4,796,001
Specialty Stores – 1.5%
ACV Auctions, Inc. (a)	361,549	$ 7,809,459
Chewy, Inc., “A” (a)	94,084	3,150,873
		$10,960,332
Trucking – 2.5%
Knight-Swift Transportation Holdings, Inc.	173,234	$ 9,188,331
Saia, Inc. (a)	7,883	3,592,520
XPO, Inc. (a)	37,874	4,967,175
		$17,748,026
Total Common Stocks (Identified Cost, $594,543,830)		$684,703,428
	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
OptiNose, Inc. (1 share for 1 warrant, Expiration 11/23/27) (a) (Identified Cost, $1,867)	$ 2.57	11/23/27	186,662	$ 0

4

MFS New Discovery Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 4.1%
Money Market Funds – 4.1%
MFS Institutional Money Market Portfolio, 4.49% (v) (Identified Cost, $29,053,492)	29,052,735	$ 29,058,546
Collateral for Securities Loaned – 0.5%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.46% (j) (Identified Cost, $3,727,300)	3,727,300	$ 3,727,300
Other Assets, Less Liabilities – (0.6)%		(3,970,690)
Net Assets – 100.0%		$713,518,584
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $29,058,546 and $688,430,728, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,040,807, representing 0.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS New Discovery Series
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/24 Assets
Investments in unaffiliated issuers, at value, including $3,191,364 of securities on loan (identified cost, $598,272,997)	$688,430,728
Investments in affiliated issuers, at value (identified cost, $29,053,492)	29,058,546
Cash	1,177
Receivables for
Fund shares sold	185,136
Interest and dividends	396,800
Receivable from investment adviser	23,473
Other assets	2,146
Total assets	$718,098,006
Liabilities
Payables for
Fund shares reacquired	$653,040
Collateral for securities loaned, at value	3,727,300
Payable to affiliates
Administrative services fee	626
Shareholder servicing costs	1,019
Distribution and/or service fees	5,754
Payable for independent Trustees' compensation	12
Accrued expenses and other liabilities	191,671
Total liabilities	$4,579,422
Net assets	$713,518,584
Net assets consist of
Paid-in capital	$750,822,841
Total distributable earnings (loss)	(37,304,257)
Net assets	$713,518,584
Shares of beneficial interest outstanding	60,313,493
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$294,443,697	21,319,195	$13.81
Service Class	419,074,887	38,994,298	10.75
See Notes to Financial Statements
6

MFS New Discovery Series
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/24
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$3,771,453
Dividends from affiliated issuers	1,431,853
Income on securities loaned	391,066
Other	71,363
Foreign taxes withheld	(53,290)
Total investment income	$5,612,445
Expenses
Management fee	$6,424,985
Distribution and/or service fees	1,029,144
Shareholder servicing costs	8,362
Administrative services fee	112,183
Independent Trustees' compensation	14,040
Custodian fee	43,523
Shareholder communications	75,491
Audit and tax fees	69,124
Legal fees	3,753
Miscellaneous	34,266
Total expenses	$7,814,871
Reduction of expenses by investment adviser	(568,158)
Net expenses	$7,246,713
Net investment income (loss)	$(1,634,268)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$29,972,694
Affiliated issuers	1,442
Foreign currency	1,781
Net realized gain (loss)	$29,975,917
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$16,301,943
Affiliated issuers	(1,464)
Translation of assets and liabilities in foreign currencies	(8,175)
Net unrealized gain (loss)	$16,292,304
Net realized and unrealized gain (loss)	$46,268,221
Change in net assets from operations	$44,633,953
See Notes to Financial Statements
7

MFS New Discovery Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/24	12/31/23
Change in net assets
From operations
Net investment income (loss)	$(1,634,268)	$(1,932,119)
Net realized gain (loss)	29,975,917	(56,633,163)
Net unrealized gain (loss)	16,292,304	151,094,972
Change in net assets from operations	$44,633,953	$92,529,690
Change in net assets from fund share transactions	$(46,304,789)	$(38,689,026)
Total change in net assets	$(1,670,836)	$53,840,664
Net assets
At beginning of period	715,189,420	661,348,756
At end of period	$713,518,584	$715,189,420
See Notes to Financial Statements
8

MFS New Discovery Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.94	$11.31	$23.30	$26.96	$20.28
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.02)	$(0.04)	$(0.11)	$(0.06)
Net realized and unrealized gain (loss)	0.88	1.65	(6.56)	0.92	8.84
Total from investment operations	$0.87	$1.63	$(6.60)	$0.81	$8.78
Less distributions declared to shareholders
From net realized gain	$—	$—	$(5.39)	$(4.47)	$(2.10)
Net asset value, end of period (x)	$13.81	$12.94	$11.31	$23.30	$26.96
Total return (%) (k)(r)(s)(x)	6.72	14.41	(29.76)	1.80	45.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95	0.94	0.95	0.94	0.95
Expenses after expense reductions	0.87	0.87	0.87	0.87	0.91
Net investment income (loss)	(0.08)	(0.14)	(0.23)	(0.42)	(0.30)
Portfolio turnover rate	66	61	48	79	80
Net assets at end of period (000 omitted)	$294,444	$308,484	$286,747	$433,168	$465,663
Service Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.10	$8.84	$19.84	$23.61	$18.02
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.04)	$(0.06)	$(0.16)	$(0.10)
Net realized and unrealized gain (loss)	0.69	1.30	(5.55)	0.86	7.79
Total from investment operations	$0.65	$1.26	$(5.61)	$0.70	$7.69
Less distributions declared to shareholders
From net realized gain	$—	$—	$(5.39)	$(4.47)	$(2.10)
Net asset value, end of period (x)	$10.75	$10.10	$8.84	$19.84	$23.61
Total return (%) (k)(r)(s)(x)	6.44	14.25	(29.99)	1.57	45.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.20	1.19	1.20	1.19	1.20
Expenses after expense reductions	1.12	1.12	1.12	1.12	1.16
Net investment income (loss)	(0.33)	(0.39)	(0.48)	(0.66)	(0.56)
Portfolio turnover rate	66	61	48	79	80
Net assets at end of period (000 omitted)	$419,075	$406,706	$374,602	$572,116	$584,928
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
9

MFS New Discovery Series
Notes to Financial Statements
(1)  Business and Organization
MFS New Discovery Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Management Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
10

MFS New Discovery Series
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$614,472,564	$6,040,807	$—	$620,513,371
Canada	28,043,368	—	—	28,043,368
Germany	14,795,199	—	—	14,795,199
United Kingdom	14,425,086	—	—	14,425,086
Denmark	4,806,748	—	—	4,806,748
China	2,119,656	—	—	2,119,656
Investment Companies	32,785,846	—	—	32,785,846
Total	$711,448,467	$6,040,807	$—	$717,489,274
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund
11

MFS New Discovery Series
Notes to Financial Statements  - continued
with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $3,191,364.  The fair value of the fund's investment securities on loan and a related liability of $3,727,300 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses, passive foreign investment companies, and wash sale loss deferrals.
The fund declared no distributions for the years ended December 31, 2024 and December 31, 2023.
12

MFS New Discovery Series
Notes to Financial Statements  - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/24
Cost of investments	$639,745,565
Gross appreciation	151,455,312
Gross depreciation	(73,711,603)
Net unrealized appreciation (depreciation)	$77,743,709
Capital loss carryforwards	(115,037,672)
Other temporary differences	(10,294)
Total distributable earnings (loss)	$(37,304,257)
As of December 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(21,400,505)
Long-Term	(93,637,167)
Total	$(115,037,672)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion	0.80%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the year ended December 31, 2024, this management fee reduction amounted to $94,444, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.87% of average daily net assets for the Initial Class shares and 1.12% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the year ended December 31, 2024, this reduction amounted to $473,714, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
13

MFS New Discovery Series
Notes to Financial Statements  - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2024, the fee was $4,548, which equated to 0.0006% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2024, these costs amounted to $3,814.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.0157% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 12 shares of Service Class for an aggregate amount of $133.
During the year ended December 31, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $179,856 and $2,642,568, respectively. The sales transactions resulted in net realized gains (losses) of $193,474.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2024, this reimbursement amounted to $71,265, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended December 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $454,907,232 and $504,701,235, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,654,145	$22,517,075	2,137,934	$25,862,792
Service Class	4,792,292	51,827,318	3,454,011	32,281,580
	6,446,437	$74,344,393	5,591,945	$58,144,372
Shares reacquired
Initial Class	(4,168,427)	$(56,342,543)	(3,664,075)	$(44,513,823)
Service Class	(6,077,841)	(64,306,639)	(5,536,298)	(52,319,575)
	(10,246,268)	$(120,649,182)	(9,200,373)	$(96,833,398)
Net change
Initial Class	(2,514,282)	$(33,825,468)	(1,526,141)	$(18,651,031)
Service Class	(1,285,549)	(12,479,321)	(2,082,287)	(20,037,995)
	(3,799,831)	$(46,304,789)	(3,608,428)	$(38,689,026)
14

MFS New Discovery Series
Notes to Financial Statements  - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio was the owner of record of approximately 2% of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Portfolio and the MFS Growth Allocation Portfolio were the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2024, the fund’s commitment fee and interest expense were $3,344 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended December 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$26,807,690	$219,345,652	$217,094,774	$1,442	$(1,464)	$29,058,546
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,431,853	$—
15

MFS New Discovery Series
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust and the Shareholders of MFS New Discovery Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS New Discovery Series (the “Fund”), including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
16

MFS New Discovery Series
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	9,098,725,512.948	403,963,838.206
John A. Caroselli	9,123,794,334.897	378,903,086.092
Maureen R. Goldfarb	9,131,741,064.008	370,956,107.431
Peter D. Jones	9,135,912,882.747	366,784,288.692
John P. Kavanaugh	9,117,577,894.276	385,119,277.163
James W. Kilman, Jr.	9,127,359,703.206	375,337,468.233
Clarence Otis, Jr.	9,100,945,270.567	401,751,900.872
Michael W. Roberge	9,136,459,903.803	366,237,267.636
Maryanne L. Roepke	9,135,441,778.415	367,255,393.024
Paula E. Smith	9,145,606,342.349	357,090,829.090
Laurie J. Thomsen	9,137,717,573.994	364,979,597.444
Darrell A. Williams	9,114,942,928.650	387,754,242.789
17

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS New Discovery Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS New Discovery Series.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
18

MFS New Discovery Series
Board Review of Investment Advisory Agreement
MFS New Discovery Series
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 4th quintile for each of the one- and three-year periods ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
19

MFS New Discovery Series
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
20

MFS Total Return Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Total Return Series
Portfolio of Investments − 12/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 59.2%
Aerospace & Defense – 2.1%
Boeing Co. (a)	49,192	$ 8,706,984
General Dynamics Corp.	35,585	9,376,292
Honeywell International, Inc.	59,167	13,365,233
L3Harris Technologies, Inc.	61,556	12,943,996
		$44,392,505
Alcoholic Beverages – 0.8%
Constellation Brands, Inc., “A”	37,696	$ 8,330,816
Diageo PLC	238,925	7,589,920
		$15,920,736
Automotive – 2.0%
Aptiv PLC (a)	267,133	$ 16,156,204
Lear Corp.	142,432	13,488,310
LKQ Corp.	323,112	11,874,366
		$41,518,880
Broadcasting – 1.2%
Omnicom Group, Inc.	242,290	$ 20,846,631
Warner Bros. Discovery, Inc. (a)	498,347	5,267,528
		$26,114,159
Brokerage & Asset Managers – 3.2%
Cboe Global Markets, Inc.	30,435	$ 5,946,999
Charles Schwab Corp.	641,857	47,503,837
CME Group, Inc.	56,058	13,018,349
		$66,469,185
Business Services – 2.6%
Accenture PLC, “A”	33,349	$ 11,731,845
Amdocs Ltd.	84,500	7,194,330
Cognizant Technology Solutions Corp., “A”	100,101	7,697,767
Fidelity National Information Services, Inc.	132,586	10,708,971
Fiserv, Inc. (a)	84,996	17,459,878
		$54,792,791
Cable TV – 1.4%
Comcast Corp., “A”	761,183	$ 28,567,198
Chemicals – 0.7%
PPG Industries, Inc.	128,517	$ 15,351,356
Computer Software – 2.3%
Dun & Bradstreet Holdings, Inc.	1,349,978	$ 16,820,726
Microsoft Corp.	75,356	31,762,554
		$48,583,280
VTRFS-ANN

MFS Total Return Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.8%
Masco Corp.	318,840	$ 23,138,219
Mohawk Industries, Inc. (a)	21,812	2,598,464
Stanley Black & Decker, Inc.	103,970	8,347,751
Summit Materials, Inc., “A” (a)	76,787	3,885,422
		$37,969,856
Consumer Products – 1.4%
Kenvue, Inc.	1,430,172	$ 30,534,172
Consumer Services – 0.2%
Booking Holdings, Inc.	786	$ 3,905,178
Electrical Equipment – 1.5%
Johnson Controls International PLC	402,974	$ 31,806,738
Electronics – 1.3%
Intel Corp.	524,237	$ 10,510,952
NXP Semiconductors N.V.	80,398	16,710,724
		$27,221,676
Energy - Independent – 2.3%
ConocoPhillips	232,360	$ 23,043,141
Hess Corp.	193,786	25,775,476
		$48,818,617
Energy - Integrated – 1.6%
Chevron Corp.	38,853	$ 5,627,468
Exxon Mobil Corp.	150,786	16,220,050
Suncor Energy, Inc.	351,428	12,544,277
		$34,391,795
Food & Beverages – 0.2%
Archer Daniels Midland Co.	75,541	$ 3,816,331
Health Maintenance Organizations – 1.4%
Cigna Group	108,707	$ 30,018,351
Insurance – 4.2%
Aon PLC	83,431	$ 29,965,078
Chubb Ltd.	87,923	24,293,125
Principal Financial Group, Inc.	47,756	3,696,792
Travelers Cos., Inc.	32,123	7,738,110
Willis Towers Watson PLC	69,889	21,892,030
		$87,585,135
Internet – 0.7%
Alphabet, Inc., “A”	75,048	$ 14,206,586
Leisure & Toys – 0.3%
Electronic Arts, Inc.	49,875	$ 7,296,713

MFS Total Return Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.1%
Eaton Corp. PLC	33,192	$ 11,015,429
Regal Rexnord Corp.	73,332	11,375,993
		$22,391,422
Major Banks – 6.5%
Bank of America Corp.	758,003	$ 33,314,232
Goldman Sachs Group, Inc.	75,988	43,512,249
JPMorgan Chase & Co.	117,234	28,102,162
Morgan Stanley	103,317	12,989,013
PNC Financial Services Group, Inc.	72,308	13,944,598
Wells Fargo & Co.	74,487	5,231,967
		$137,094,221
Medical & Health Technology & Services – 1.7%
ICON PLC (a)	49,342	$ 10,347,511
McKesson Corp.	34,725	19,790,125
Quest Diagnostics, Inc.	30,664	4,625,971
		$34,763,607
Medical Equipment – 3.1%
Becton, Dickinson and Co.	134,665	$ 30,551,448
Medtronic PLC	431,112	34,437,227
		$64,988,675
Metals & Mining – 0.2%
Glencore PLC	782,060	$ 3,438,618
Other Banks & Diversified Financials – 1.6%
Northern Trust Corp.	253,213	$ 25,954,333
Truist Financial Corp.	165,556	7,181,819
		$33,136,152
Pharmaceuticals – 3.6%
Johnson & Johnson	211,668	$ 30,611,426
Organon & Co.	136,810	2,041,205
Pfizer, Inc.	1,232,074	32,686,923
Roche Holding AG	36,167	10,181,994
		$75,521,548
Railroad & Shipping – 1.0%
Union Pacific Corp.	91,153	$ 20,786,530
Restaurants – 0.3%
U.S. Foods Holding Corp. (a)	49,039	$ 3,308,171
Wendy's Co.	203,516	3,317,311
		$6,625,482
Specialty Chemicals – 1.3%
Air Products & Chemicals, Inc.	20,985	$ 6,086,489
Axalta Coating Systems Ltd. (a)	306,816	10,499,244
DuPont de Nemours, Inc.	148,588	11,329,835
		$27,915,568

MFS Total Return Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 0.2%
Target Corp.	30,235	$ 4,087,167
Telecommunications - Wireless – 0.7%
T-Mobile USA, Inc.	62,895	$ 13,882,813
Tobacco – 1.4%
Altria Group, Inc.	133,302	$ 6,970,362
Philip Morris International, Inc.	186,960	22,500,636
		$29,470,998
Utilities - Electric Power – 3.3%
Dominion Energy, Inc.	52,306	$ 2,817,201
Duke Energy Corp.	152,448	16,424,748
Exelon Corp.	198,926	7,487,575
National Grid PLC	1,037,082	12,289,712
PG&E Corp.	1,035,735	20,901,132
Southern Co.	103,808	8,545,475
		$68,465,843
Total Common Stocks (Identified Cost, $777,988,996)		$1,241,849,882
Bonds – 38.9%
Aerospace & Defense – 0.1%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$1,108,000	$ 1,022,009
Boeing Co., 5.805%, 5/01/2050	875,000	813,884
Boeing Co., 6.858%, 5/01/2054	767,000	815,203
		$2,651,096
Asset-Backed & Securitized – 6.3%
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 6.246% ((SOFR - 1mo. + 0.11448%) + 1.75%), 1/15/2037 (n)	$1,851,500	$ 1,832,838
AmeriCredit Automobile Receivables Trust, 2024-1, “A2A”, 5.75%, 2/18/2028	892,019	895,830
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	2,850,990	2,831,884
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	2,637,464	2,634,619
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	1,702,585	1,689,071
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 5.712% ((SOFR - 1mo. + 0.11448%) + 1.2%), 12/15/2035 (n)	2,115,000	2,102,972
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.112% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	1,807,500	1,796,821
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 6.698% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	5,076,500	5,051,120
AREIT 2022-CRE6 Trust, “B”, FLR, 6.45% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	3,088,500	3,074,819
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	367,488	371,420
Bain Capital Credit CLO Ltd., 2020-3A, “BRR”, FLR, 6.226% (SOFR - 3mo. + 1.6%), 10/23/2034 (n)	2,000,000	2,000,736
Bain Capital Credit CLO Ltd., 2020-4A, “A1R”, FLR, 6.367% (SOFR - 3mo. + 1.75%), 10/20/2036 (n)	3,189,862	3,213,493
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.059% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	317,914	558,700
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	134,138	139,174
Brazos Securitization LLC, 5.243%, 9/01/2040 (n)	1,552,000	1,536,563
BSPRT 2021-FL6 Issuer Ltd., “AS”, FLR, 5.812% ((SOFR - 1mo. + 0.11448%) + 1.3%), 3/15/2036 (n)	4,964,000	4,871,699
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.562% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	849,500	842,469
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.648% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	1,817,000	1,800,459
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	1,004,161	1,021,196
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.796% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	5,214,000	4,945,668
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	1,372,822	1,381,669
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	1,901,565	1,883,333
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	1,872,416	1,927,832
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,980,975	3,958,487
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	1,031,285	1,038,427
Credit Acceptance Auto Loan Trust, 2023-3A, “A”, 6.39%, 8/15/2033 (n)	546,000	555,615

MFS Total Return Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	$2,316,427	$ 2,306,330
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 5.818% ((SOFR - 3mo. + 0.26161%) + 0.9%), 4/15/2029 (n)	1,152,975	1,153,177
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 5.938% ((SOFR - 3mo. + 0.26161%) + 1.02%), 4/15/2031 (n)	2,895,008	2,899,565
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)	2,369,972	2,391,671
Empire District Bondco LLC, 4.943%, 1/01/2033	1,221,000	1,209,042
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	1,081,554	1,101,959
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	644,000	644,781
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	620,377	623,106
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	219,246	221,873
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	68,572	71,155
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	4,243,101	4,217,634
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	129,236	128,969
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	2,884,284	2,875,330
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	717,378	719,601
LCCM 2021-FL2 Trust, “B”, FLR, 6.412% ((SOFR - 1mo. + 0.11448%) + 1.9%), 12/13/2038 (n)	2,562,000	2,542,846
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.262% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	5,288,000	5,265,102
Magnetite CLO Ltd., 2017-19A, FLR, 5% (SOFR - 3mo. + 1.45%), 4/17/2034 (w)	889,810	889,810
MF1 2020-FL4 Ltd., “A”, FLR, 6.196% ((SOFR - 1mo. + 0.11448%) + 1.7%), 12/15/2035 (n)	443,775	443,998
MF1 2021-FL5 Ltd., “AS”, FLR, 5.696% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	5,459,500	5,440,228
MF1 2022-FL8 Ltd., “B”, FLR, 6.316% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	2,251,053	2,219,532
MF1 2024-FL16 Ltd., “A”, FLR, 5.916% (SOFR - 1mo. + 1.541%), 11/18/2029 (n)	4,793,900	4,805,884
MF1 2024-FL5 Ltd., “AS”, FLR, 6.415% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	2,376,000	2,380,451
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 6.516% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/29/2030 (n)	730,848	730,999
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,600,004	1,531,725
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	2,080,986	2,191,627
Neuberger Berman CLO Ltd., 2013-15A, “BR2”, FLR, 6.268% ((SOFR - 3mo. + 0.26161%) + 1.35%), 10/15/2029 (n)	1,750,540	1,752,051
Neuberger Berman CLO Ltd., 2015-20A, “ARR”, FLR, 6.078% ((SOFR - 3mo. + 0.26161%) + 1.16%), 7/15/2034 (n)	1,900,000	1,904,133
Nissan Master Owner Trust, 2024-A, “A”, FLR, 5.268% (SOFR - 1mo. + 0.67%), 2/15/2028 (n)	1,434,737	1,438,616
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	1,130,815	1,125,038
OneMain Financial Issuance Trust, 2022-3A, “A”, 5.94%, 5/15/2034 (n)	2,137,000	2,151,992
Palmer Square Loan Funding 2024-3A Ltd., “A-2”, FLR, 6.172% (SOFR - 3mo. + 1.65%), 8/08/2032 (n)	4,413,018	4,420,701
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 6.253% ((SOFR - 1mo. + 0.11448%) + 1.8%), 11/25/2036 (n)	1,130,000	1,125,851
Residential Funding Mortgage Securities, Inc., FGIC, 3.636%, 12/25/2035 (d)(q)	63,221	1,203
SBNA Auto Lease Trust, 2024-C, “A2”, 4.94%, 11/20/2026 (n)	305,855	306,252
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 6.398% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	5,210,500	5,081,020
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 5.696% ((SOFR - 1mo. + 0.11448%) + 1.2%), 3/15/2038 (n)	2,377,490	2,368,593
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	647,301	643,787
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	1,135,255	1,139,626
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 6.368% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	2,010,166	2,010,449
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	4,315,766	4,291,219
		$132,723,840
Automotive – 0.1%
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	$2,944,000	$ 2,416,245
Broadcasting – 0.1%
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	$1,539,000	$ 1,235,636
Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$3,736,000	$ 3,845,691
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	2,155,000	1,862,901
LPL Holdings, Inc., 6.75%, 11/17/2028	355,000	372,848
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	3,986,000	3,676,652
		$9,758,092

MFS Total Return Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 0.2%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$190,000	$ 168,093
Masco Corp., 2%, 2/15/2031	3,622,000	3,022,756
Vulcan Materials Co., 3.5%, 6/01/2030	380,000	352,215
		$3,543,064
Business Services – 0.5%
Equinix, Inc., 1.8%, 7/15/2027	$1,829,000	$ 1,700,359
Equinix, Inc., 2.5%, 5/15/2031	2,363,000	2,019,750
Experian Finance PLC, 4.25%, 2/01/2029 (n)	1,450,000	1,408,930
Fiserv, Inc., 2.65%, 6/01/2030	730,000	645,233
Global Payments, Inc., 2.9%, 11/15/2031	1,699,000	1,453,096
Verisk Analytics, Inc., 4.125%, 3/15/2029	1,857,000	1,798,649
Verisk Analytics, Inc., 5.75%, 4/01/2033	1,422,000	1,461,498
		$10,487,515
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$1,053,000	$ 1,051,044
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	2,122,000	1,454,102
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	430,000	352,932
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	1,734,000	1,399,547
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	1,333,000	1,098,547
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	2,526,000	2,841,509
		$8,197,681
Chemicals – 0.1%
RPM International, Inc., 2.95%, 1/15/2032	$1,427,000	$ 1,226,984
Computer Software – 0.1%
Oracle Corp., 4.9%, 2/06/2033	$740,000	$ 720,486
Roper Technologies, Inc., 2%, 6/30/2030	1,302,000	1,109,840
		$1,830,326
Conglomerates – 0.1%
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	$808,000	$ 801,501
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	2,112,000	2,091,712
		$2,893,213
Consumer Products – 0.1%
Kenvue, Inc., 4.9%, 3/22/2033	$2,970,000	$ 2,921,310
Consumer Services – 0.1%
Booking Holdings, Inc., 4.625%, 4/13/2030	$1,430,000	$ 1,416,697
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$2,690,000	$ 2,289,714
Electronics – 0.1%
Broadcom, Inc., 4.3%, 11/15/2032	$1,329,000	$ 1,253,437
Broadcom, Inc., 4.926%, 5/15/2037 (n)	683,000	649,634
		$1,903,071

MFS Total Return Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 0.2%
Diamondback Energy, Inc., 5.4%, 4/18/2034	$1,326,000	$ 1,303,773
EQT Corp., 5.75%, 2/01/2034	2,947,000	2,929,373
		$4,233,146
Energy - Integrated – 0.5%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$4,182,000	$ 3,578,522
Eni S.p.A., 4.75%, 9/12/2028 (n)	3,564,000	3,537,321
Eni S.p.A., 5.5%, 5/15/2034 (n)	3,488,000	3,447,434
		$10,563,277
Financial Institutions – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$4,225,000	$ 4,044,562
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	2,329,000	2,259,688
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	682,000	674,524
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	2,183,000	2,097,613
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	1,821,000	1,688,616
		$10,765,003
Food & Beverages – 0.3%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$737,000	$ 666,403
Anheuser-Busch InBev Worldwide, Inc., 8%, 11/15/2039	2,950,000	3,666,091
Diageo Capital PLC, 2.375%, 10/24/2029	2,618,000	2,345,988
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	304,000	278,035
		$6,956,517
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$1,593,000	$ 1,581,452
Las Vegas Sands Corp., 3.9%, 8/08/2029	783,000	727,926
Marriott International, Inc., 4.625%, 6/15/2030	1,979,000	1,942,172
Marriott International, Inc., 2.85%, 4/15/2031	7,000	6,115
Marriott International, Inc., 2.75%, 10/15/2033	1,600,000	1,313,817
		$5,571,482
Insurance – 0.6%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$2,338,000	$ 2,167,530
Corebridge Financial, Inc., 3.9%, 4/05/2032	3,078,000	2,801,459
Corebridge Financial, Inc., 5.75%, 1/15/2034	1,237,000	1,260,042
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	4,200,000	3,937,541
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	3,212,000	3,356,398
		$13,522,970
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$1,227,000	$ 1,231,524
Insurance - Property & Casualty – 0.4%
Aon Corp., 4.5%, 12/15/2028	$1,979,000	$ 1,949,913
Brown & Brown, Inc., 4.2%, 3/17/2032	2,124,000	1,957,646
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	4,057,000	4,103,419
Fairfax Financial Holdings Ltd., 6%, 12/07/2033	93,000	95,845
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	1,087,000	790,848
		$8,897,671
International Market Quasi-Sovereign – 0.0%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$629,000	$ 674,693

MFS Total Return Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$3,963,000	$ 3,912,093
Major Banks – 2.8%
Bank of America Corp., 3.5%, 4/19/2026	$1,361,000	$ 1,340,674
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	3,452,000	2,912,699
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	877,000	740,574
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	2,666,000	2,933,140
Capital One Financial Corp., 3.75%, 3/09/2027	1,728,000	1,687,103
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	4,532,000	4,190,010
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	838,000	863,575
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	880,000	836,427
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	2,180,000	2,263,563
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	2,258,000	2,000,122
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	2,831,000	2,359,359
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	922,000	812,418
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	442,000	431,013
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	476,000	425,786
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	4,631,000	3,906,326
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	1,781,000	1,539,450
JPMorgan Chase & Co., 5.766%, 4/22/2035	4,049,000	4,141,764
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR ((SOFR - 3mo. + 0.26161%) + 1.22%) to 1/23/2049	938,000	722,644
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	2,674,000	2,294,413
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	2,483,000	2,206,169
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	3,130,000	2,681,684
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	5,230,000	4,756,479
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	6,416,000	5,291,166
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	7,312,000	6,410,045
		$57,746,603
Medical & Health Technology & Services – 0.4%
Adventist Health System/West, 5.43%, 3/01/2032	$2,533,000	$ 2,520,831
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	302,000	266,815
Cigna Corp., 3.2%, 3/15/2040	474,000	347,474
CVS Health Corp., 5.3%, 6/01/2033	2,530,000	2,425,367
HCA, Inc., 5.125%, 6/15/2039	1,932,000	1,760,565
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	980,000	842,576
Northwell Healthcare, Inc., 3.979%, 11/01/2046	153,000	116,833
Northwell Healthcare, Inc., 4.26%, 11/01/2047	1,205,000	963,358
		$9,243,819
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$1,590,000	$ 1,419,697
Metals & Mining – 0.4%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$496,000	$ 470,658
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	1,394,000	1,411,075
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	4,564,000	3,958,409
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	1,695,000	1,469,367
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	709,000	611,881
		$7,921,390
Midstream – 0.4%
Enbridge, Inc., 5.625%, 4/05/2034	$1,977,000	$ 1,988,643
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,881,000	1,745,534
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	512,000	495,962
Spectra Energy Partners LP, 3.375%, 10/15/2026	828,000	808,421

MFS Total Return Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Targa Resources Corp., 4.2%, 2/01/2033	$746,000	$ 677,379
Targa Resources Corp., 6.125%, 3/15/2033	2,281,000	2,351,710
		$8,067,649
Mortgage-Backed – 11.7%
Fannie Mae, 5%, 3/25/2025 - 3/01/2041	$1,321,183	$ 1,315,313
Fannie Mae, 3%, 11/01/2028 - 4/01/2053	2,437,668	2,270,940
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	497,049	512,556
Fannie Mae, 2.5%, 11/01/2031	43,257	40,799
Fannie Mae, 5.5%, 2/01/2033 - 4/01/2040	2,904,953	2,927,692
Fannie Mae, 3%, 2/25/2033 (i)	203,050	14,964
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	3,019,573	2,932,011
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	1,747,600	1,790,230
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	8,404,479	7,614,489
Fannie Mae, 3.25%, 5/25/2040	66,077	61,635
Fannie Mae, 4%, 9/01/2040 - 5/01/2053	5,841,641	5,494,782
Fannie Mae, 2%, 5/25/2044 - 6/01/2051	1,593,099	1,260,659
Fannie Mae, 4%, 7/25/2046 (i)	246,926	46,148
Fannie Mae, UMBS, 5.5%, 10/01/2025 - 11/01/2053	8,078,943	7,994,855
Fannie Mae, UMBS, 2%, 9/01/2035 - 3/01/2052	26,142,543	21,225,392
Fannie Mae, UMBS, 2.5%, 7/01/2037 - 6/01/2052	26,018,263	21,583,789
Fannie Mae, UMBS, 5%, 10/01/2037 - 6/01/2053	3,263,132	3,157,724
Fannie Mae, UMBS, 4.5%, 4/01/2038 - 9/01/2052	2,628,376	2,484,014
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 4/01/2052	2,551,705	1,895,070
Fannie Mae, UMBS, 3%, 6/01/2051 - 8/01/2052	11,565,032	9,876,390
Fannie Mae, UMBS, 4%, 2/01/2052 - 7/01/2053	3,213,235	2,941,469
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 7/01/2052	4,319,429	3,827,976
Fannie Mae, UMBS, 6%, 12/01/2052 - 8/01/2054	5,124,163	5,162,519
Fannie Mae, UMBS, 6.5%, 12/01/2053 - 2/01/2054	3,620,579	3,696,224
Freddie Mac, 0.641%, 6/25/2027 (i)	13,682,000	222,499
Freddie Mac, 0.741%, 6/25/2027 (i)	4,370,150	63,860
Freddie Mac, 0.564%, 7/25/2027 (i)	11,445,287	138,132
Freddie Mac, 0.326%, 8/25/2027 (i)	9,650,000	86,304
Freddie Mac, 0.412%, 8/25/2027 (i)	6,244,764	59,862
Freddie Mac, 0.279%, 9/25/2027 (i)	10,419,000	86,587
Freddie Mac, 0.195%, 11/25/2027 (i)	16,290,000	91,030
Freddie Mac, 0.281%, 11/25/2027 (i)	11,155,096	71,599
Freddie Mac, 0.319%, 11/25/2027 (i)	9,934,811	81,757
Freddie Mac, 0.246%, 12/25/2027 (i)	10,109,000	76,561
Freddie Mac, 0.291%, 12/25/2027 - 11/25/2032 (i)	19,400,240	231,840
Freddie Mac, 0.363%, 12/25/2027 (i)	16,925,838	159,460
Freddie Mac, 1.088%, 7/25/2029 (i)	817,864	33,766
Freddie Mac, 1.139%, 8/25/2029 (i)	5,131,027	223,759
Freddie Mac, 1.798%, 4/25/2030 - 5/25/2030 (i)	4,234,078	348,400
Freddie Mac, 1.868%, 4/25/2030 (i)	2,701,417	227,309
Freddie Mac, 1.666%, 5/25/2030 (i)	1,301,002	100,844
Freddie Mac, 1.341%, 6/25/2030 (i)	1,327,631	82,846
Freddie Mac, 1.598%, 8/25/2030 (i)	1,191,673	90,517
Freddie Mac, 1.169%, 9/25/2030 (i)	775,587	44,565
Freddie Mac, 1.08%, 11/25/2030 (i)	1,356,411	73,822
Freddie Mac, 0.324%, 1/25/2031 (i)	5,298,078	80,210
Freddie Mac, 0.78%, 1/25/2031 (i)	2,233,850	91,050
Freddie Mac, 0.936%, 1/25/2031 (i)	1,493,151	71,797
Freddie Mac, 0.513%, 3/25/2031 (i)	4,270,021	107,498
Freddie Mac, 0.732%, 3/25/2031 (i)	1,837,683	72,106
Freddie Mac, 1.215%, 5/25/2031 (i)	822,353	53,254
Freddie Mac, 0.938%, 7/25/2031 (i)	1,237,840	65,409

MFS Total Return Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.507%, 8/25/2031 (i)	$1,663,128	$ 45,708
Freddie Mac, 0.536%, 9/25/2031 (i)	5,442,448	167,497
Freddie Mac, 0.855%, 9/25/2031 (i)	1,567,181	74,127
Freddie Mac, 0.349%, 11/25/2031 (i)	8,030,040	167,664
Freddie Mac, 0.497%, 12/25/2031 (i)	7,179,988	206,492
Freddie Mac, 0.567%, 12/25/2031 (i)	12,162,189	392,256
Freddie Mac, 5%, 9/01/2033 - 1/15/2040	695,230	693,590
Freddie Mac, 5.5%, 12/01/2033 - 2/01/2037	439,244	442,039
Freddie Mac, 6%, 4/01/2034 - 6/01/2037	619,419	637,337
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	296,928	306,476
Freddie Mac, 4.5%, 4/01/2035 - 5/01/2042	490,706	476,301
Freddie Mac, 5.5%, 2/15/2036 (i)	43,837	7,383
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	1,877,522	1,771,384
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	5,383,959	4,915,614
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	7,191,244	6,314,256
Freddie Mac, 4.5%, 12/15/2040 (i)	19,880	1,842
Freddie Mac, 4%, 8/15/2044 (i)	43,285	4,189
Freddie Mac, UMBS, 2%, 12/01/2031 - 4/01/2052	21,990,433	17,456,689
Freddie Mac, UMBS, 6.5%, 10/01/2034 - 5/01/2054	58,814	60,236
Freddie Mac, UMBS, 5%, 10/01/2035 - 8/01/2053	1,774,786	1,719,938
Freddie Mac, UMBS, 6%, 1/01/2036 - 6/01/2054	1,575,710	1,585,285
Freddie Mac, UMBS, 3%, 4/01/2037 - 10/01/2052	8,222,089	7,004,095
Freddie Mac, UMBS, 2.5%, 8/01/2037 - 9/01/2052	13,954,933	11,465,773
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	1,101,046	986,917
Freddie Mac, UMBS, 4%, 8/01/2047 - 1/01/2053	2,289,922	2,106,942
Freddie Mac, UMBS, 1.5%, 3/01/2051 - 2/01/2052	3,218,092	2,384,026
Freddie Mac, UMBS, 5.5%, 7/01/2052 - 4/01/2053	616,294	615,114
Freddie Mac, UMBS, 4.5%, 10/01/2052	2,802,071	2,640,918
Ginnie Mae, 6%, 9/15/2032 - 7/20/2054	2,230,840	2,266,912
Ginnie Mae, 5.5%, 5/15/2033 - 8/20/2054	6,766,990	6,730,641
Ginnie Mae, 4.5%, 7/20/2033 - 12/20/2052	7,114,778	6,759,748
Ginnie Mae, 5%, 7/20/2033 - 12/20/2054	5,334,871	5,186,649
Ginnie Mae, 4%, 1/20/2041 - 10/20/2052	4,614,154	4,283,295
Ginnie Mae, 4.585%, 9/20/2041	788,538	765,095
Ginnie Mae, 3.5%, 12/15/2041 - 10/20/2052	5,904,762	5,333,549
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	9,448,461	8,244,517
Ginnie Mae, 2.5%, 8/20/2051 - 4/20/2052	11,548,785	9,651,108
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	9,142,035	7,322,424
Ginnie Mae, 7%, 12/20/2053	157,201	161,468
Ginnie Mae, 5.755%, 3/20/2064	482,784	485,776
Ginnie Mae, TBA, 6%, 1/15/2055	925,000	931,070
Ginnie Mae, TBA, 6.5%, 1/15/2055	1,100,000	1,118,836
UMBS, TBA, 2%, 1/25/2040 - 1/25/2055	1,350,000	1,149,879
UMBS, TBA, 2.5%, 1/25/2055	7,050,000	5,741,344
UMBS, TBA, 7%, 1/25/2055	1,450,000	1,503,352
		$245,550,034
Municipals – 0.5%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	$2,745,000	$ 2,776,920
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	3,685,000	4,221,526
Rhode Island Student Loan Authority Education Loan Rev., Taxable, “1”, 6.081%, 12/01/2042	2,405,000	2,383,270
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	1,032,000	889,585
		$10,271,301
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$414,000	$ 404,260

MFS Total Return Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – 0.0%
APA Infrastructure Ltd., 4.25%, 7/15/2027 (n)	$253,000	$ 248,921
Network & Telecom – 0.1%
Verizon Communications, Inc., 3.15%, 3/22/2030	$1,053,000	$ 964,230
Verizon Communications, Inc., 4.812%, 3/15/2039	1,877,000	1,732,016
		$2,696,246
Oils – 0.1%
Phillips 66 Co., 2.15%, 12/15/2030	$2,934,000	$ 2,488,800
Other Banks & Diversified Financials – 0.4%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$5,881,000	$ 5,501,183
Northern Trust Corp., 6.125%, 11/02/2032	2,959,000	3,121,540
		$8,622,723
Pollution Control – 0.3%
Republic Services, Inc., 1.45%, 2/15/2031	$851,000	$ 690,199
Waste Management, Inc., 4.875%, 2/15/2034	5,777,000	5,667,564
		$6,357,763
Real Estate - Office – 0.1%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$1,316,000	$ 1,065,402
Real Estate - Other – 0.2%
Public Storage Operating, REIT, 5.1%, 8/01/2033	$4,289,000	$ 4,269,822
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$172,000	$ 165,057
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	1,681,000	1,589,218
Realty Income Corp., REIT, 3.25%, 1/15/2031	485,000	437,916
		$2,192,191
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$2,106,000	$ 1,563,985
Specialty Stores – 0.1%
Genuine Parts Co., 2.75%, 2/01/2032	$3,528,000	$ 2,975,028
Telecommunications - Wireless – 0.5%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$2,565,000	$ 2,487,401
Rogers Communications, Inc., 3.8%, 3/15/2032	5,197,000	4,673,661
T-Mobile USA, Inc., 2.05%, 2/15/2028	1,892,000	1,737,496
Vodafone Group PLC, 5.625%, 2/10/2053	750,000	712,783
		$9,611,341
Tobacco – 0.4%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$4,780,000	$ 4,702,968
Philip Morris International, Inc., 5.125%, 11/17/2027	869,000	879,454
Philip Morris International, Inc., 5.625%, 11/17/2029	374,000	385,228
Philip Morris International, Inc., 5.125%, 2/15/2030	1,404,000	1,411,414
Philip Morris International, Inc., 5.75%, 11/17/2032	1,653,000	1,699,703
		$9,078,767

MFS Total Return Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.0%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$757,000	$ 853,817
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.95%, 3/01/2025	$298	$ 298
Small Business Administration, 5.11%, 8/01/2025	42,480	42,409
		$42,707
U.S. Treasury Obligations – 7.1%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$2,900,000	$ 2,064,390
U.S. Treasury Bonds, 2.875%, 5/15/2043	9,096,000	6,889,450
U.S. Treasury Bonds, 4.5%, 2/15/2044	2,600,000	2,481,621
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	6,797,386
U.S. Treasury Bonds, 3%, 11/15/2045	3,638,000	2,735,646
U.S. Treasury Bonds, 2.25%, 8/15/2046	46,200,000	29,824,890
U.S. Treasury Bonds, 2.875%, 5/15/2049	900,000	637,984
U.S. Treasury Bonds, 2.25%, 2/15/2052	7,800,000	4,728,674
U.S. Treasury Bonds, 4%, 11/15/2052	2,700,000	2,351,993
U.S. Treasury Bonds, 4.125%, 8/15/2053	5,100,000	4,542,283
U.S. Treasury Bonds, 4.75%, 11/15/2053	8,000,000	7,914,353
U.S. Treasury Bonds, 4.25%, 2/15/2054	10,300,000	9,396,178
U.S. Treasury Notes, 4%, 1/15/2027	26,770,000	26,638,388
U.S. Treasury Notes, 2.5%, 3/31/2027	7,607,000	7,324,802
U.S. Treasury Notes, 4.5%, 4/15/2027 (f)	34,400,000	34,572,567
		$148,900,605
Utilities - Electric Power – 1.0%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$1,273,000	$ 1,312,007
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	250,000	211,916
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	3,995,000	3,928,529
Duke Energy Corp., 4.5%, 8/15/2032	3,023,000	2,879,788
Enel Finance International N.V., 7.05%, 10/14/2025 (n)	926,000	940,841
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	392,000	333,614
Exelon Corp., 4.05%, 4/15/2030	1,632,000	1,555,241
Georgia Power Co., 3.7%, 1/30/2050	147,000	107,914
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	1,333,000	1,326,141
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	924,000	784,751
Jersey Central Power & Light Co., 5.1%, 1/15/2035 (n)	665,000	648,662
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	2,121,000	2,195,625
Pacific Gas & Electric Co., 2.1%, 8/01/2027	480,000	447,790
Pacific Gas & Electric Co., 3%, 6/15/2028	1,410,000	1,321,197
Pacific Gas & Electric Co., 2.5%, 2/01/2031	1,738,000	1,486,125
Pacific Gas & Electric Co., 3.3%, 8/01/2040	926,000	692,900
Xcel Energy, Inc., 3.4%, 6/01/2030	968,000	887,931
		$21,060,972
Utilities - Gas – 0.1%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$1,135,000	$ 973,724
Total Bonds (Identified Cost, $866,069,512)		$815,450,427
Preferred Stocks – 1.0%
Aerospace & Defense – 0.2%
Boeing Co.	92,875	$ 5,655,159
Computer Software - Systems – 0.3%
Samsung Electronics Co. Ltd.	202,996	$ 6,094,775

MFS Total Return Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – continued
Consumer Products – 0.5%
Henkel AG & Co. KGaA	115,568	$ 10,139,528
Total Preferred Stocks (Identified Cost, $22,314,566)		$21,889,462
Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.49% (v) (Identified Cost, $22,984,369)	22,985,414	$ 22,990,011
Other Assets, Less Liabilities – (0.2)%		(3,583,624)
Net Assets – 100.0%		$2,098,596,158
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $22,990,011 and $2,079,189,771, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $167,333,974, representing 8.0% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 12/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	322	$66,206,219	March – 2025	$17,850
U.S. Treasury Ultra Note 10 yr	Short	USD	70	7,791,875	March – 2025	182,942
						$200,792
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	172	$18,284,406	March – 2025	$(90,222)

MFS Total Return Series
Portfolio of Investments – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
Interest Rate Futures - continued
U.S. Treasury Ultra Bond 30 yr	Long	USD	92	$10,939,375	March – 2025	$(362,778)
						$(453,000)
At December 31, 2024, the fund had liquid securities with an aggregate value of $1,036,176 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Total Return Series
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,666,373,074)	$2,079,189,771
Investments in affiliated issuers, at value (identified cost, $22,984,369)	22,990,011
Cash	14,964
Foreign currency, at value (identified cost, $2)	2
Receivables for
TBA sale commitments	1,997,969
Fund shares sold	980,557
Interest and dividends	9,492,301
Receivable from investment adviser	109,415
Other assets	5,684
Total assets	$2,114,780,674
Liabilities
Payables for
Net daily variation margin on open futures contracts	$43,860
When-issued investments purchased	889,810
TBA purchase commitments	12,662,320
Fund shares reacquired	2,282,980
Payable to affiliates
Administrative services fee	1,727
Shareholder servicing costs	787
Distribution and/or service fees	15,574
Payable for independent Trustees' compensation	179
Accrued expenses and other liabilities	287,279
Total liabilities	$16,184,516
Net assets	$2,098,596,158
Net assets consist of
Paid-in capital	$1,492,765,668
Total distributable earnings (loss)	605,830,490
Net assets	$2,098,596,158
Shares of beneficial interest outstanding	91,547,552
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$960,388,597	41,272,493	$23.27
Service Class	1,138,207,561	50,275,059	22.64
See Notes to Financial Statements

MFS Total Return Series
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/24
Net investment income (loss)
Income
Interest	$36,542,356
Dividends from unaffiliated issuers	30,176,187
Dividends from affiliated issuers	2,138,440
Other	22,629
Income on securities loaned	2,736
Foreign taxes withheld	(283,131)
Total investment income	$68,599,217
Expenses
Management fee	$14,625,307
Distribution and/or service fees	2,947,758
Shareholder servicing costs	9,755
Administrative services fee	320,297
Independent Trustees' compensation	38,016
Custodian fee	121,348
Shareholder communications	106,738
Audit and tax fees	81,148
Legal fees	12,052
Miscellaneous	85,445
Total expenses	$18,347,864
Reduction of expenses by investment adviser	(2,121,686)
Net expenses	$16,226,178
Net investment income (loss)	$52,373,039
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$160,041,343
Affiliated issuers	4,156
Futures contracts	(518,943)
Foreign currency	8,691
Net realized gain (loss)	$159,535,247
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(48,209,787)
Affiliated issuers	200
Futures contracts	(2,883,426)
Translation of assets and liabilities in foreign currencies	(53,738)
Net unrealized gain (loss)	$(51,146,751)
Net realized and unrealized gain (loss)	$108,388,496
Change in net assets from operations	$160,761,535
See Notes to Financial Statements

MFS Total Return Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/24	12/31/23
Change in net assets
From operations
Net investment income (loss)	$52,373,039	$49,801,766
Net realized gain (loss)	159,535,247	102,445,670
Net unrealized gain (loss)	(51,146,751)	57,840,259
Change in net assets from operations	$160,761,535	$210,087,695
Total distributions to shareholders	$(156,595,673)	$(133,623,219)
Change in net assets from fund share transactions	$(89,646,072)	$(74,083,306)
Total change in net assets	$(85,480,210)	$2,381,170
Net assets
At beginning of period	2,184,076,368	2,181,695,198
At end of period	$2,098,596,158	$2,184,076,368
See Notes to Financial Statements

MFS Total Return Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$23.26	$22.49	$27.78	$26.02	$24.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.61	$0.55	$0.45	$0.39	$0.47
Net realized and unrealized gain (loss)	1.19	1.69	(3.10)	3.24	1.88
Total from investment operations	$1.80	$2.24	$(2.65)	$3.63	$2.35
Less distributions declared to shareholders
From net investment income	$(0.61)	$(0.48)	$(0.44)	$(0.51)	$(0.57)
From net realized gain	(1.18)	(0.99)	(2.20)	(1.36)	(0.66)
Total distributions declared to shareholders	$(1.79)	$(1.47)	$(2.64)	$(1.87)	$(1.23)
Net asset value, end of period (x)	$23.27	$23.26	$22.49	$27.78	$26.02
Total return (%) (k)(r)(s)(x)	7.75	10.44	(9.58)	14.12	9.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.71	0.71	0.71	0.70	0.71
Expenses after expense reductions	0.61	0.61	0.61	0.61	0.61
Net investment income (loss)	2.54	2.45	1.84	1.43	1.95
Portfolio turnover rate	58	38	67	98	84
Net assets at end of period (000 omitted)	$960,389	$1,000,723	$1,001,860	$1,274,331	$1,219,438
Service Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$22.68	$21.95	$27.18	$25.50	$24.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.53	$0.49	$0.38	$0.32	$0.40
Net realized and unrealized gain (loss)	1.16	1.65	(3.04)	3.17	1.83
Total from investment operations	$1.69	$2.14	$(2.66)	$3.49	$2.23
Less distributions declared to shareholders
From net investment income	$(0.55)	$(0.42)	$(0.37)	$(0.45)	$(0.50)
From net realized gain	(1.18)	(0.99)	(2.20)	(1.36)	(0.66)
Total distributions declared to shareholders	$(1.73)	$(1.41)	$(2.57)	$(1.81)	$(1.16)
Net asset value, end of period (x)	$22.64	$22.68	$21.95	$27.18	$25.50
Total return (%) (k)(r)(s)(x)	7.46	10.22	(9.84)	13.84	9.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.96	0.96	0.96	0.95	0.96
Expenses after expense reductions	0.86	0.86	0.86	0.86	0.86
Net investment income (loss)	2.29	2.20	1.60	1.17	1.71
Portfolio turnover rate	58	38	67	98	84
Net assets at end of period (000 omitted)	$1,138,208	$1,183,353	$1,179,835	$1,407,467	$1,319,320

See Notes to Financial Statements

MFS Total Return Series
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Total Return Series
Notes to Financial Statements
(1)  Business and Organization
MFS Total Return Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Management Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

MFS Total Return Series
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,201,460,520	$—	$—	$1,201,460,520
United Kingdom	7,589,920	15,728,330	—	23,318,250
Canada	12,544,277	—	—	12,544,277
Switzerland	10,181,994	—	—	10,181,994
Germany	10,139,528	—	—	10,139,528
South Korea	6,094,775	—	—	6,094,775
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	148,943,312	—	148,943,312
Non - U.S. Sovereign Debt	—	674,693	—	674,693
Municipal Bonds	—	10,271,301	—	10,271,301
U.S. Corporate Bonds	—	191,747,354	—	191,747,354
Residential Mortgage-Backed Securities	—	256,988,824	—	256,988,824
Commercial Mortgage-Backed Securities	—	40,546,564	—	40,546,564
Asset-Backed Securities (including CDOs)	—	80,738,486	—	80,738,486
Foreign Bonds	—	85,539,893	—	85,539,893
Investment Companies	22,990,011	—	—	22,990,011
Total	$1,271,001,025	$831,178,757	$—	$2,102,179,782
Other Financial Instruments
Futures Contracts – Assets	$200,792	$—	$—	$200,792
Futures Contracts – Liabilities	(453,000)	—	—	(453,000)
For further information regarding security characteristics, see the Portfolio of Investments.

MFS Total Return Series
Notes to Financial Statements  - continued
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$200,792	$(453,000)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended December 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(518,943)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended December 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(2,883,426)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral

MFS Total Return Series
Notes to Financial Statements  - continued
requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

MFS Total Return Series
Notes to Financial Statements  - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

MFS Total Return Series
Notes to Financial Statements  - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/24	Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$52,312,099	$41,248,649
Long-term capital gains	104,283,574	92,374,570
Total distributions	$156,595,673	$133,623,219
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/24
Cost of investments	$1,701,990,708
Gross appreciation	496,641,564
Gross depreciation	(96,704,698)
Net unrealized appreciation (depreciation)	$399,936,866
Undistributed ordinary income	61,095,983
Undistributed long-term capital gain	144,817,479
Other temporary differences	(19,838)
Total distributable earnings (loss)	$605,830,490
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/24	Year ended 12/31/23
Initial Class	$71,807,902	$61,608,118
Service Class	84,787,771	72,015,101
Total	$156,595,673	$133,623,219
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.70%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion and up to $5 billion	0.55%
In excess of $5 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's

MFS Total Return Series
Notes to Financial Statements  - continued
Board of Trustees, but such agreement will continue at least until April 30, 2026. For the year ended December 31, 2024, this management fee reduction amounted to $287,404, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.66% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.61% of average daily net assets for the Initial Class shares and 0.86% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the year ended December 31, 2024, this reduction amounted to $1,834,282, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2024, the fee was $6,890, which equated to 0.0003% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2024, these costs amounted to $2,865.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.0147% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 3 shares of Service Class for an aggregate amount of $75.
During the year ended December 31, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $227,732 and $3,690,239, respectively. The sales transactions resulted in net realized gains (losses) of $2,537,047.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2024, this reimbursement amounted to $22,344, which is included in “Other” income in the Statement of Operations.

MFS Total Return Series
Notes to Financial Statements  - continued
(4)  Portfolio Securities
For the period ended December 31, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$947,225,439	$991,058,910
Non-U.S. Government securities	298,260,887	448,164,959
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	854,720	$20,353,083	950,911	$21,602,464
Service Class	2,911,177	67,266,041	3,478,173	77,777,705
	3,765,897	$87,619,124	4,429,084	$99,380,169
Shares issued to shareholders in reinvestment of distributions
Initial Class	3,085,857	$71,807,902	2,843,014	$61,608,118
Service Class	3,741,737	84,787,771	3,406,580	72,015,101
	6,827,594	$156,595,673	6,249,594	$133,623,219
Shares reacquired
Initial Class	(5,688,143)	$(135,563,303)	(5,328,147)	$(120,472,432)
Service Class	(8,560,888)	(198,297,566)	(8,448,565)	(186,614,262)
	(14,249,031)	$(333,860,869)	(13,776,712)	$(307,086,694)
Net change
Initial Class	(1,747,566)	$(43,402,318)	(1,534,222)	$(37,261,850)
Service Class	(1,907,974)	(46,243,754)	(1,563,812)	(36,821,456)
	(3,655,540)	$(89,646,072)	(3,098,034)	$(74,083,306)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2024, the fund’s commitment fee and interest expense were $10,448 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended December 31, 2024:

MFS Total Return Series
Notes to Financial Statements  - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$25,150,462	$347,994,371	$350,159,178	$4,156	$200	$22,990,011
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,138,440	$—

MFS Total Return Series
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Total Return Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Total Return Series (the “Fund”), including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.

MFS Total Return Series
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	9,098,725,512.948	403,963,838.206
John A. Caroselli	9,123,794,334.897	378,903,086.092
Maureen R. Goldfarb	9,131,741,064.008	370,956,107.431
Peter D. Jones	9,135,912,882.747	366,784,288.692
John P. Kavanaugh	9,117,577,894.276	385,119,277.163
James W. Kilman, Jr.	9,127,359,703.206	375,337,468.233
Clarence Otis, Jr.	9,100,945,270.567	401,751,900.872
Michael W. Roberge	9,136,459,903.803	366,237,267.636
Maryanne L. Roepke	9,135,441,778.415	367,255,393.024
Paula E. Smith	9,145,606,342.349	357,090,829.090
Laurie J. Thomsen	9,137,717,573.994	364,979,597.444
Darrell A. Williams	9,114,942,928.650	387,754,242.789

MFS Total Return Series
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $114,712,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 43.65% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Total Return Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Total Return Series.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Total Return Series
Board Review of Investment Advisory Agreement
MFS Total Return Series
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 5th quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Total Return Series
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, and $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.

MFS Utilities Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Utilities Series
Portfolio of Investments − 12/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.9%
Energy - Renewables – 2.4%
EDP Renovaveis S.A.	2,049,942	$ 21,253,017
Orsted A/S (a)	126,927	5,715,876
		$26,968,893
Natural Gas - Distribution – 2.1%
Atmos Energy Corp.	158,042	$ 22,010,509
China Resources Gas Group Ltd.	205,200	812,435
		$22,822,944
Telecommunications - Wireless – 5.2%
Cellnex Telecom S.A.	700,084	$ 22,069,210
Rogers Communications, Inc., “B” (l)	283,370	8,711,343
SBA Communications Corp., REIT	133,089	27,123,538
		$57,904,091
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	375,724	$ 5,791,201
Utilities - Electric Power – 85.2%
Alliant Energy Corp.	547,880	$ 32,401,623
Ameren Corp.	551,205	49,134,414
American Electric Power Co., Inc.	361,457	33,337,179
CenterPoint Energy, Inc.	252,531	8,012,809
Constellation Energy	296,185	66,259,546
Dominion Energy, Inc.	859,762	46,306,781
DTE Energy Co.	441,030	53,254,373
E.ON SE	564,166	6,571,479
Edison International	579,890	46,298,418
Enel S.p.A.	3,563,440	25,417,523
Energias de Portugal S.A.	3,254,441	10,401,798
Equatorial Energia S.A.	564,800	2,505,001
National Grid PLC	1,850,278	21,926,313
NextEra Energy, Inc.	1,686,451	120,901,672
PG&E Corp.	4,174,110	84,233,540
Pinnacle West Capital Corp.	223,425	18,939,737
Portland General Electric Co.	369,356	16,111,309
PPL Corp.	1,307,863	42,453,233
Public Service Enterprise Group, Inc.	228,352	19,293,460
RWE AG	1,005,358	30,023,556
Sempra Energy	618,483	54,253,329
Southern Co.	474,813	39,086,606
SSE PLC	1,022,365	20,529,572
Vistra Corp.	291,736	40,221,642
Xcel Energy, Inc.	803,505	54,252,658
		$942,127,571
VUFFS-ANN
1

MFS Utilities Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Water – 1.5%
Companhia de Saneamento Basico do Estado de Sao Paulo	160,200	$ 2,294,924
United Utilities Group PLC	664,237	8,771,377
Veolia Environnement S.A.	182,861	5,117,330
		$16,183,631
Total Common Stocks (Identified Cost, $778,243,376)		$1,071,798,331
Mutual Funds (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 4.49% (v) (Identified Cost, $23,319,812)	23,317,486	$ 23,322,150
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.46% (j) (Identified Cost, $958,200)	958,200	$ 958,200
Other Assets, Less Liabilities – 0.9%		10,009,623
Net Assets – 100.0%		$1,106,088,304
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $23,322,150 and $1,072,756,531, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Derivative Contracts at 12/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	777,103	USD	540,527	Citibank N.A.	1/17/2025	$377
USD	7,200,428	CAD	9,788,604	State Street Corp.	1/17/2025	387,056
USD	106,114,581	EUR	96,565,244	UBS AG	1/17/2025	6,031,623
USD	42,407,718	GBP	32,538,424	State Street Corp.	1/17/2025	1,677,794
						$8,096,850
Liability Derivatives
CAD	802,217	USD	564,237	Citibank N.A.	1/17/2025	$(5,853)
CAD	49,427	USD	35,614	Goldman Sachs International	1/17/2025	(1,210)
CAD	51,542	USD	37,585	HSBC Bank	1/17/2025	(1,710)
EUR	756,804	USD	819,024	HSBC Bank	1/17/2025	(34,651)
EUR	9,439,885	USD	10,082,463	Merrill Lynch International	1/17/2025	(298,698)
EUR	2,085,119	USD	2,271,377	State Street Corp.	1/17/2025	(110,301)
EUR	1,000,728	USD	1,092,019	UBS AG	1/17/2025	(54,835)
2

MFS Utilities Series
Portfolio of Investments – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
GBP	2,240,762	USD	2,904,494	Citibank N.A.	1/17/2025	$(99,624)
GBP	146,042	USD	188,212	HSBC Bank	1/17/2025	(5,404)
GBP	1,985,942	USD	2,582,414	UBS AG	1/17/2025	(96,514)
						$(708,800)
At December 31, 2024, the fund had cash collateral of $280,000 to cover any collateral or margin obligations for certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
3

MFS Utilities Series
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/24 Assets
Investments in unaffiliated issuers, at value, including $921,745 of securities on loan (identified cost, $779,201,576)	$1,072,756,531
Investments in affiliated issuers, at value (identified cost, $23,319,812)	23,322,150
Restricted cash for
Forward foreign currency exchange contracts	280,000
Receivables for
Forward foreign currency exchange contracts	8,096,850
Investments sold	538,143
Fund shares sold	740,969
Interest and dividends	3,162,642
Other assets	3,373
Total assets	$1,108,900,658
Liabilities
Payables for
Forward foreign currency exchange contracts	$708,800
Fund shares reacquired	843,385
Collateral for securities loaned, at value	958,200
Payable to affiliates
Investment adviser	44,291
Administrative services fee	937
Shareholder servicing costs	987
Distribution and/or service fees	8,078
Payable for independent Trustees' compensation	206
Accrued expenses and other liabilities	247,470
Total liabilities	$2,812,354
Net assets	$1,106,088,304
Net assets consist of
Paid-in capital	$770,846,420
Total distributable earnings (loss)	335,241,884
Net assets	$1,106,088,304
Shares of beneficial interest outstanding	32,735,322
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$515,810,850	15,074,613	$34.22
Service Class	590,277,454	17,660,709	33.42
See Notes to Financial Statements
4

MFS Utilities Series
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/24
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$32,726,259
Dividends from affiliated issuers	461,889
Other	17,588
Income on securities loaned	12,840
Interest	5,663
Foreign taxes withheld	(714,866)
Total investment income	$32,509,373
Expenses
Management fee	$8,257,686
Distribution and/or service fees	1,490,261
Shareholder servicing costs	9,017
Administrative services fee	168,426
Independent Trustees' compensation	20,658
Custodian fee	90,453
Shareholder communications	92,837
Audit and tax fees	74,671
Legal fees	5,786
Miscellaneous	42,731
Total expenses	$10,252,526
Reduction of expenses by investment adviser	(146,687)
Net expenses	$10,105,839
Net investment income (loss)	$22,403,534
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$16,734,793
Affiliated issuers	2,026
Forward foreign currency exchange contracts	(4,181,810)
Foreign currency	(5,164)
Net realized gain (loss)	$12,549,845
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$72,554,848
Affiliated issuers	130
Forward foreign currency exchange contracts	13,777,679
Translation of assets and liabilities in foreign currencies	(83,246)
Net unrealized gain (loss)	$86,249,411
Net realized and unrealized gain (loss)	$98,799,256
Change in net assets from operations	$121,202,790
See Notes to Financial Statements
5

MFS Utilities Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/24	12/31/23
Change in net assets
From operations
Net investment income (loss)	$22,403,534	$27,433,680
Net realized gain (loss)	12,549,845	18,958,163
Net unrealized gain (loss)	86,249,411	(76,032,141)
Change in net assets from operations	$121,202,790	$(29,640,298)
Total distributions to shareholders	$(55,843,912)	$(101,554,945)
Change in net assets from fund share transactions	$(62,450,278)	$(16,299,587)
Total change in net assets	$2,908,600	$(147,494,830)
Net assets
At beginning of period	1,103,179,704	1,250,674,534
At end of period	$1,106,088,304	$1,103,179,704
See Notes to Financial Statements
6

MFS Utilities Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$32.25	$36.32	$38.31	$35.33	$35.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.73	$0.86	$0.71	$0.78	$0.87
Net realized and unrealized gain (loss)	3.03	(1.75)	(0.32)	4.11	0.99
Total from investment operations	$3.76	$(0.89)	$0.39	$4.89	$1.86
Less distributions declared to shareholders
From net investment income	$(0.80)	$(1.25)	$(0.92)	$(0.65)	$(0.84)
From net realized gain	(0.99)	(1.93)	(1.46)	(1.26)	(0.87)
Total distributions declared to shareholders	$(1.79)	$(3.18)	$(2.38)	$(1.91)	$(1.71)
Net asset value, end of period (x)	$34.22	$32.25	$36.32	$38.31	$35.33
Total return (%) (k)(r)(s)(x)	11.66	(2.11)	0.76	14.09	5.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79	0.80	0.78	0.79	0.80
Expenses after expense reductions	0.78	0.79	0.77	0.77	0.79
Net investment income (loss)	2.15	2.53	1.92	2.16	2.63
Portfolio turnover rate	10	15	29	16	32
Net assets at end of period (000 omitted)	$515,811	$503,826	$549,238	$584,216	$537,240
Service Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$31.54	$35.57	$37.58	$34.69	$34.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.63	$0.76	$0.60	$0.68	$0.77
Net realized and unrealized gain (loss)	2.95	(1.71)	(0.32)	4.03	0.97
Total from investment operations	$3.58	$(0.95)	$0.28	$4.71	$1.74
Less distributions declared to shareholders
From net investment income	$(0.71)	$(1.15)	$(0.83)	$(0.56)	$(0.74)
From net realized gain	(0.99)	(1.93)	(1.46)	(1.26)	(0.87)
Total distributions declared to shareholders	$(1.70)	$(3.08)	$(2.29)	$(1.82)	$(1.61)
Net asset value, end of period (x)	$33.42	$31.54	$35.57	$37.58	$34.69
Total return (%) (k)(r)(s)(x)	11.34	(2.33)	0.48	13.82	5.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04	1.05	1.03	1.04	1.05
Expenses after expense reductions	1.03	1.04	1.02	1.02	1.04
Net investment income (loss)	1.91	2.28	1.66	1.91	2.38
Portfolio turnover rate	10	15	29	16	32
Net assets at end of period (000 omitted)	$590,277	$599,354	$701,436	$711,867	$679,629

See Notes to Financial Statements
7

MFS Utilities Series
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
8

MFS Utilities Series
Notes to Financial Statements
(1)  Business and Organization
MFS Utilities Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Management Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the
9

MFS Utilities Series
Notes to Financial Statements  - continued
mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$873,886,376	$—	$—	$873,886,376
United Kingdom	20,529,572	30,697,690	—	51,227,262
Germany	36,595,035	—	—	36,595,035
Portugal	—	31,654,815	—	31,654,815
Italy	25,417,523	—	—	25,417,523
Spain	—	22,069,210	—	22,069,210
Canada	8,711,343	—	—	8,711,343
Greece	5,791,201	—	—	5,791,201
Denmark	5,715,876	—	—	5,715,876
Other Countries	5,612,360	5,117,330	—	10,729,690
Investment Companies	24,280,350	—	—	24,280,350
Total	$1,006,539,636	$89,539,045	$—	$1,096,078,681
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$8,096,850	$—	$8,096,850
Forward Foreign Currency Exchange Contracts – Liabilities	—	(708,800)	—	(708,800)
For further information regarding security characteristics, see the Portfolio of Investments.
10

MFS Utilities Series
Notes to Financial Statements  - continued
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$8,096,850	$(708,800)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended December 31, 2024 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(4,181,810)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended December 31, 2024 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$13,777,679
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral
11

MFS Utilities Series
Notes to Financial Statements  - continued
requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $921,745.  The fair value of the fund's investment securities on loan and a related liability of $958,200 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
12

MFS Utilities Series
Notes to Financial Statements  - continued
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/24	Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$24,122,904	$38,810,049
Long-term capital gains	31,721,008	62,744,896
Total distributions	$55,843,912	$101,554,945
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/24
Cost of investments	$815,437,218
Gross appreciation	323,722,137
Gross depreciation	(35,692,624)
Net unrealized appreciation (depreciation)	$288,029,513
Undistributed ordinary income	34,814,190
Undistributed long-term capital gain	12,499,969
Other temporary differences	(101,788)
Total distributable earnings (loss)	$335,241,884
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
13

MFS Utilities Series
Notes to Financial Statements  - continued
	Year ended 12/31/24	Year ended 12/31/23
Initial Class	$26,323,861	$46,111,772
Service Class	29,520,051	55,443,173
Total	$55,843,912	$101,554,945
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $3 billion	0.70%
In excess of $3 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the year ended December 31, 2024, this management fee reduction amounted to $146,687, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.73% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2024, the fee was $5,324, which equated to 0.0005% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2024, these costs amounted to $3,693.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.0152% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 4 shares of Service Class for an aggregate amount of $154.
14

MFS Utilities Series
Notes to Financial Statements  - continued
During the year ended December 31, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $5,569,865. The sales transactions resulted in net realized gains (losses) of $(3,242,117).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2024, this reimbursement amounted to $17,419, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended December 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $105,770,176 and $216,264,468, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	937,033	$31,778,473	1,697,934	$58,956,930
Service Class	1,234,911	40,842,973	1,232,587	41,110,574
	2,171,944	$72,621,446	2,930,521	$100,067,504
Shares issued to shareholders in reinvestment of distributions
Initial Class	770,830	$26,323,861	1,483,648	$46,111,772
Service Class	884,363	29,520,051	1,822,590	55,443,173
	1,655,193	$55,843,912	3,306,238	$101,554,945
Shares reacquired
Initial Class	(2,255,434)	$(76,435,919)	(2,681,537)	$(91,889,876)
Service Class	(3,464,162)	(114,479,717)	(3,767,894)	(126,032,160)
	(5,719,596)	$(190,915,636)	(6,449,431)	$(217,922,036)
Net change
Initial Class	(547,571)	$(18,333,585)	500,045	$13,178,826
Service Class	(1,344,888)	(44,116,693)	(712,717)	(29,478,413)
	(1,892,459)	$(62,450,278)	(212,672)	$(16,299,587)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2024, the fund’s commitment fee and interest expense were $5,109 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
15

MFS Utilities Series
Notes to Financial Statements  - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended December 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$14,004,367	$159,579,945	$150,264,318	$2,026	$130	$23,322,150
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$461,889	$—
16

MFS Utilities Series
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Utilities Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Utilities Series (the “Fund”), including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
17

MFS Utilities Series
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	9,098,725,512.948	403,963,838.206
John A. Caroselli	9,123,794,334.897	378,903,086.092
Maureen R. Goldfarb	9,131,741,064.008	370,956,107.431
Peter D. Jones	9,135,912,882.747	366,784,288.692
John P. Kavanaugh	9,117,577,894.276	385,119,277.163
James W. Kilman, Jr.	9,127,359,703.206	375,337,468.233
Clarence Otis, Jr.	9,100,945,270.567	401,751,900.872
Michael W. Roberge	9,136,459,903.803	366,237,267.636
Maryanne L. Roepke	9,135,441,778.415	367,255,393.024
Paula E. Smith	9,145,606,342.349	357,090,829.090
Laurie J. Thomsen	9,137,717,573.994	364,979,597.444
Darrell A. Williams	9,114,942,928.650	387,754,242.789
18

MFS Utilities Series
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $34,894,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
19

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Utilities Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Utilities Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Utilities Series.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
20

MFS Utilities Series
Board Review of Investment Advisory Agreement
MFS Utilities Series
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 3rd quintile for each of the one- and three-year periods ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
21

MFS Utilities Series
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $3 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
22

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   February 13, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  February 13, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  February 13, 2025

*  Print name and title of each signing officer under his or her signature.